UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2020 to November 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
November 30, 2020
Classes A, C, I, P, P3, R, R6 and W
■
Voya Large-Cap Growth Fund

■
Voya Large Cap Value Fund

■
Voya MidCap Opportunities Fund

■
Voya Multi-Manager Mid Cap Value Fund

■
Voya SmallCap Opportunities Fund

■
Voya U.S. High Dividend Low Volatility Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

A Tough Year Ends On An Upbeat Note
Dear Shareholder,
A build-up of nerve-wracking economic, pandemic and political events during September and October culminated in the apparent avoidance of worst-case scenarios. Volatile market performance in October was followed by a relatively strong rally in November, with most major equity indexes delivering double-digit monthly returns and single-digit returns for the fiscal quarterly reporting period ended November 30, 2020. Fixed income assets also delivered positive returns for November and the three-month reporting period.
The coronavirus pandemic has caused an unusual type of recession, which has compelled policymakers and the healthcare community to implement extraordinary measures in record-breaking time. This has led to a quick turnaround of economic growth, which has been outdone only by the quick snap-back of the financial markets. We believe that the market’s ability to look forward has been on full display during this crisis. Throughout untold amounts of uncertainty, investors have focused on anticipating what the world will look like after the pandemic is behind us. Early optimism that we would find effective vaccines has proven realistic, and in our opinion enhances forecasters’ credibility about predicting a return to normalcy.
This doesn’t mean that we’re out of the woods; we believe many coronavirus challenges still confront us, and sustaining financial market performance will require Washington policymakers to cooperate at levels we haven’t seen for some time. Despite the recent coronavirus surge and the socially isolating, winter hunkering it will entail, we think markets can continue to hold their own. In our view, we are hopeful that with wider distribution of the recently approved coronavirus vaccines, at some point infection rates will begin to subside; also, we continue to hope that fiscal policymakers will align more with central banks in countering the economic impacts of the coronavirus.
As a tough year winds down it is our opinion that the economic outlook is brightening, reinforcing our oft-stated belief that investors are best served by staying in the markets. We remain firmly convinced that time in the markets, not timing the markets, leads to better long-term investment outcomes. Also, we continue to emphasize our belief that diversifying portfolios as broadly as possible offers the most likely path to realizing investors’ goals. Should your goals change, discuss them thoroughly with your financial advisor before making any shifts in your portfolio strategy.
We remain humble and realistic in the face of the challenges ahead, but well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
December 4, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2020*	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2020*
Voya Large-Cap Growth Fund
Class A	$1,000.00	$1,195.30	0.96%	$5.28	$1,000.00	$1,020.26	0.96%	$4.86
Class C	1,000.00	1,190.60	1.71	9.39	1,000.00	1,016.50	1.71	8.64
Class I	1,000.00	1,196.90	0.65	3.58	1,000.00	1,021.81	0.65	3.29
Class P3	1,000.00	1,200.90	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,193.40	1.21	6.65	1,000.00	1,019.00	1.21	6.12
Class R6	1,000.00	1,197.50	0.55	3.03	1,000.00	1,022.31	0.55	2.79
Class W	1,000.00	1,196.60	0.71	3.91	1,000.00	1,021.51	0.71	3.60
Voya Large Cap Value Fund
Class A	$1,000.00	$1,186.90	1.10%	$6.03	$1,000.00	$1,019.55	1.10%	$5.57
Class C	1,000.00	1,182.00	1.85	10.12	1,000.00	1,015.79	1.85	9.35
Class I	1,000.00	1,188.80	0.76	4.17	1,000.00	1,021.26	0.76	3.85
Class P3	1,000.00	1,193.50	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,186.30	1.30	7.12	1,000.00	1,018.55	1.30	6.58
Class R6	1,000.00	1,188.30	0.74	4.06	1,000.00	1,021.36	0.74	3.75
Class W	1,000.00	1,187.50	0.85	4.66	1,000.00	1,020.81	0.85	4.31

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2020*	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2020*
Voya MidCap Opportunities Fund
Class A	$1,000.00	$1,289.10	1.26%	$7.23	$1,000.00	$1,018.75	1.26%	$6.38
Class C	1,000.00	1,284.10	2.01	11.51	1,000.00	1,014.99	2.01	10.15
Class I	1,000.00	1,291.50	0.94	5.40	1,000.00	1,020.36	0.94	4.76
Class P3	1,000.00	1,297.40	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,288.00	1.51	8.66	1,000.00	1,017.50	1.51	7.64
Class R6	1,000.00	1,292.20	0.85	4.88	1,000.00	1,020.81	0.85	4.31
Class W	1,000.00	1,290.60	1.01	5.80	1,000.00	1,020.00	1.01	5.11
Voya Multi-Manager Mid Cap Value Fund
Class I	$1,000.00	$1,219.70	0.78%	$4.34	$1,000.00	$1,021.16	0.78%	$3.95
Class P	1,000.00	1,221.20	0.09	0.50	1,000.00	1,024.62	0.09	0.46
Class P3	1,000.00	1,220.30	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Voya SmallCap Opportunities Fund
Class A	$1,000.00	$1,253.70	1.36%	$7.68	$1,000.00	$1,018.25	1.36%	$6.88
Class C	1,000.00	1,249.20	2.11	11.90	1,000.00	1,014.49	2.11	10.66
Class I	1,000.00	1,256.00	1.01	5.71	1,000.00	1,020.00	1.01	5.11
Class P3	1,000.00	1,262.40	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,252.30	1.61	9.09	1,000.00	1,017.00	1.61	8.14
Class R6	1,000.00	1,256.50	0.91	5.15	1,000.00	1,020.51	0.91	4.61
Class W	1,000.00	1,255.40	1.11	6.28	1,000.00	1,019.50	1.11	5.62
Voya U.S. High Dividend Low Volatility Fund
Class A	$1,000.00	$1,117.20	0.81%	$4.30	$1,000.00	$1,021.01	0.81%	$4.10
Class I	1,000.00	1,118.30	0.53	2.81	1,000.00	1,022.41	0.53	2.69
Class P3	1,000.00	1,121.60	0.01	0.05	1,000.00	1,025.02	0.01	0.05
Class R6	1,000.00	1,118.40	0.53	2.81	1,000.00	1,022.41	0.53	2.69

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2020 (Unaudited)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$1,250,240,549	$679,407,713	$1,028,250,650
Short-term investments at fair value†	19,894,000	258,000	25,582,326
Cash	456	178,871	57,800
Foreign currencies at value‡	—	4,570	—
Receivables:
Investment securities sold	2,504,062	4,754,889	3,633,743
Fund shares sold	1,908,771	133,880	801,814
Dividends	513,323	1,601,456	244,558
Prepaid expenses	67,206	58,175	55,607
Reimbursement due from Investment Adviser	8,726	39,996	12,392
Other assets	23,561	59,771	50,328
Total assets	1,275,160,654	686,497,321	1,058,689,218
LIABILITIES:
Payable for investment securities purchased	—	—	3,381,503
Payable for fund shares redeemed	1,629,459	441,254	1,048,755
Payable upon receipt of securities loaned	—	—	9,113,326
Payable for investment management fees	579,595	408,904	682,416
Payable for distribution and shareholder service fees	43,904	84,043	89,991
Payable to trustees under the deferred compensation plan (Note 6)	23,561	59,771	50,328
Payable for trustee fees	6,036	3,127	4,804
Other accrued expenses and liabilities	733,208	520,622	617,869
Total liabilities	3,015,763	1,517,721	14,988,992
NET ASSETS	$1,272,144,891	$684,979,600	$1,043,700,226
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$714,605,948	$575,618,707	$595,705,407
Total distributable earnings	557,538,943	109,360,893	447,994,819
NET ASSETS	$1,272,144,891	$684,979,600	$1,043,700,226
+ Including securities loaned at value	$—	$—	$8,925,260
* Cost of investments in securities	$836,366,574	$559,627,247	$768,794,570
† Cost of short-term investments	$19,894,000	$258,000	$25,582,326
‡ Cost of foreign currencies	$—	$4,969	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2020 (Unaudited) (continued)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
Class A
Net assets	$130,498,431	$375,240,515	$336,630,913
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,456,393	32,745,814	12,795,679
Net asset value and redemption price per share†	$53.13	$11.46	$26.31
Maximum offering price per share (5.75%)(1)	$56.37	$12.16	$27.92
Class C
Net assets	$21,279,501	$11,068,979	$26,910,763
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	489,405	966,055	1,562,590
Net asset value and redemption price per share†	$43.48	$11.46	$17.22
Class I
Net assets	$753,326,841	$264,828,567	$478,176,993
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	12,630,830	21,022,099	15,096,072
Net asset value and redemption price per share	$59.64	$12.60	$31.68
Class P3
Net assets	$19,874,801	$12,128,823	$1,953,572
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	327,869	944,773	59,631
Net asset value and redemption price per share	$60.62	$12.84	$32.76
Class R
Net assets	$1,007,175	$960,996	$3,053,839
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	17,216	83,665	120,674
Net asset value and redemption price per share	$58.50	$11.49	$25.31
Class R6
Net assets	$301,474,883	$16,335,145	$139,739,139
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	5,048,306	1,299,258	4,364,694
Net asset value and redemption price per share	$59.72	$12.57	$32.02
Class W
Net assets	$44,683,259	$4,416,575	$57,235,007
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	771,250	351,028	1,843,896
Net asset value and redemption price per share	$57.94	$12.58	$31.04

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2020 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya SmallCap Opportunities Fund	Voya U.S. High Dividend Low Volatility Fund
ASSETS:
Investments in securities at fair value+*	$181,269,293	$239,157,858	$218,206,203
Short-term investments at fair value†	2,993,098	11,912,440	681,000
Cash	148,595	38,426	21,223
Receivables:
Investment securities sold	13,408	2,562,904	—
Fund shares sold	36,470	34,975	76,315
Dividends	258,836	130,079	450,950
Foreign tax reclaims	—	1,276	1,552
Prepaid expenses	25,352	50,098	27,953
Reimbursement due from Investment Adviser	8,713	38,030	4,431
Other assets	7,462	30,879	2,642
Total assets	184,761,227	253,956,965	219,472,269
LIABILITIES:
Payable for investment securities purchased	108,079	1,420,549	—
Payable for fund shares redeemed	43,319	2,109,632	60,846
Payable upon receipt of securities loaned	919,899	10,500,440	—
Payable for investment management fees	72,927	196,251	79,569
Payable for distribution and shareholder service fees	—	21,144	166
Payable to trustees under the deferred compensation plan (Note 6)	7,462	30,879	2,642
Payable for trustee fees	774	1,224	1,032
Other accrued expenses and liabilities	68,815	243,472	53,332
Total liabilities	1,221,275	14,523,591	197,587
NET ASSETS	$183,539,952	$239,433,374	$219,274,682
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$159,525,356	$235,282,654	$202,149,252
Total distributable earnings	24,014,596	4,150,720	17,125,430
NET ASSETS	$183,539,952	$239,433,374	$219,274,682
+ Including securities loaned at value	$895,167	$10,240,559	$—
* Cost of investments in securities	$158,985,759	$204,420,565	$187,910,303
† Cost of short-term investments	$2,993,098	$11,912,440	$681,000
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2020 (Unaudited) (continued)

	Voya Multi- Manager Mid Cap Value Fund	Voya SmallCap Opportunities Fund	Voya U.S. High Dividend Low Volatility Fund
Class A
Net assets	n/a	$74,938,669	$829,044
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	1,271,019	67,583
Net asset value and redemption price per share†	n/a	$58.96	$12.27
Maximum offering price per share (5.75%)(1)	n/a	$62.56	$13.02
Class C
Net assets	n/a	$7,340,779	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	177,482	n/a
Net asset value and redemption price per share	n/a	$41.36	n/a
Class I
Net assets	$125,089,523	$100,407,869	$113,533,253
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	13,101,805	1,517,043	9,212,959
Net asset value and redemption price per share	$9.55	$66.19	$12.32
Class P
Net assets	$53,628,385	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	$0.010	n/a	n/a
Shares outstanding	5,550,997	n/a	n/a
Net asset value and redemption price per share	$9.66	n/a	n/a
Class P3
Net assets	$4,822,044	$3,558	$3,300,337
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	494,716	52	264,519
Net asset value and redemption price per share	$9.75	$68.56	$12.48
Class R
Net assets	n/a	$1,139,364	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	19,979	n/a
Net asset value and redemption price per share	n/a	$57.03	n/a
Class R6
Net assets	n/a	$46,587,018	$101,612,048
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	696,158	8,246,372
Net asset value and redemption price per share	n/a	$66.92	$12.32
Class W
Net assets	n/a	$9,016,117	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	138,737	n/a
Net asset value and redemption price per share	n/a	$64.99	n/a

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2020 (Unaudited)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,586,292	$7,831,821	$2,042,818
Securities lending income, net	1,044	844	30,876
Total investment income	4,587,336	7,832,665	2,073,694
EXPENSES:
Investment management fees	3,086,934	2,351,802	3,963,957
Distribution and shareholder service fees:
Class A	148,628	433,032	375,633
Class C	107,397	58,231	132,244
Class R	2,422	2,212	7,051
Transfer agent fees:
Class A	95,867	202,486	240,499
Class C	17,317	6,826	21,209
Class I	214,001	26,077	189,609
Class P3	371	95	17
Class R	781	516	2,260
Class R6	10,077	37	1,298
Class W	39,637	2,557	47,167
Shareholder reporting expense	27,450	16,470	41,760
Registration fees	63,030	51,983	55,024
Professional fees	28,548	25,010	30,195
Custody and accounting expense	68,625	43,231	61,854
Trustee fees	24,145	12,509	19,217
Miscellaneous expense	3,560	22,325	27,213
Interest expense	4,896	238	4,257
Total expenses	3,943,686	3,255,637	5,220,464
Recouped/(Waived and reimbursed fees)	121,657	(243,544)	(98,975)
Net expenses	4,065,343	3,012,093	5,121,489
Net investment income (loss)	521,993	4,820,572	(3,047,795)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	121,794,279	13,345,289	138,839,091
Net realized gain	121,794,279	13,345,289	138,839,091
Net change in unrealized appreciation (depreciation) on:
Investments	93,661,317	91,887,562	110,880,016
Foreign currency related transactions	—	317	—
Net change in unrealized appreciation (depreciation)	93,661,317	91,887,879	110,880,016
Net realized and unrealized gain	215,455,596	105,233,168	249,719,107
Increase in net assets resulting from operations	$215,977,589	$110,053,740	$246,671,312
* Foreign taxes withheld	$5,100	$3,356	$20,273
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2020 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya SmallCap Opportunities Fund	Voya U.S. High Dividend Low Volatility Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,416,952	$546,933	$2,538,475
Securities lending income, net	23,379	29,071	667
Total investment income	1,440,331	576,004	2,539,142
EXPENSES:
Investment management fees	542,566	1,227,107	465,734
Distribution and shareholder service fees:
Class A	—	84,846	972
Class C	—	36,804	—
Class R	—	2,629	—
Transfer agent fees:
Class A	—	90,150	1,939
Class C	—	9,776	—
Class I	5,267	86,279	1,238
Class P	405	—	—
Class P3	179	19	87
Class R	—	1,397	—
Class R6	—	644	1,052
Class W	—	11,128	—
Shareholder reporting expense	1,830	10,980	1,647
Registration fees	24,396	51,603	36,276
Professional fees	8,052	11,895	17,385
Custody and accounting expense	18,337	36,600	21,960
Trustee fees	3,096	4,898	4,129
Licensing fee (Note 7)	5,745	—	—
Miscellaneous expense	5,425	16,628	16,354
Interest expense	—	840	—
Total expenses	615,298	1,684,223	568,773
Waived and reimbursed fees	(158,744)	(306,427)	(30,364)
Net expenses	456,554	1,377,796	538,409
Net investment income (loss)	983,777	(801,792)	2,000,733
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(5,196,848)	38,908,804	(4,020,104)
Net realized gain (loss)	(5,196,848)	38,908,804	(4,020,104)
Net change in unrealized appreciation (depreciation) on:
Investments	37,553,807	17,349,615	25,863,173
Net change in unrealized appreciation (depreciation)	37,553,807	17,349,615	25,863,173
Net realized and unrealized gain	32,356,959	56,258,419	21,843,069
Increase in net assets resulting from operations	$33,340,736	$55,456,627	$23,843,802
* Foreign taxes withheld	$—	$1,914	$1,381
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large-Cap Growth Fund		Voya Large Cap Value Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$521,993	$4,444,198	$4,820,572	$12,276,933
Net realized gain	121,794,279	69,155,474	13,345,289	20,655,294
Net change in unrealized appreciation (depreciation)	93,661,317	139,737,954	91,887,879	(52,080,584)
Increase (decrease) in net assets resulting from operations	215,977,589	213,337,626	110,053,740	(19,148,357)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(4,045,616)	(2,908,501)	(36,368,518)
Class C	—	(1,595,470)	(55,316)	(2,994,115)
Class I	—	(27,953,705)	(2,203,070)	(20,193,329)
Class O(1)	—	—	—	(4,403)
Class P3	—	(682,790)	(76,329)	(493,028)
Class R	—	(37,795)	(6,100)	(114,745)
Class R6	—	(13,665,434)	(139,802)	(9,823,662)
Class W	—	(525,374)	(38,312)	(584,418)
Total distributions	—	(48,506,184)	(5,427,430)	(70,576,218)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	121,203,261	315,913,843	27,285,657	133,504,778
Reinvestment of distributions	—	47,532,645	5,201,159	67,633,833
	121,203,261	363,446,488	32,486,816	201,138,611
Cost of shares redeemed	(223,931,993)	(399,479,267)	(56,200,136)	(242,433,258)
Net decrease in net assets resulting from capital share transactions	(102,728,732)	(36,032,779)	(23,713,320)	(41,294,647)
Net increase (decrease) in net assets	113,248,857	128,798,663	80,912,990	(131,019,222)
NET ASSETS:
Beginning of year or period	1,158,896,034	1,030,097,371	604,066,610	735,085,832
End of year or period	$1,272,144,891	$1,158,896,034	$684,979,600	$604,066,610

(1)
  Class O converted to Class A on November 22, 2019.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Fund		Voya Multi-Manager Mid Cap Value Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$(3,047,795)	$(1,378,809)	$983,777	$1,500,525
Net realized gain (loss)	138,839,091	107,397,599	(5,196,848)	7,960,057
Net change in unrealized appreciation (depreciation)	110,880,016	48,851,840	37,553,807	(13,741,771)
Increase (decrease) in net assets resulting from operations	246,671,312	154,870,630	33,340,736	(4,281,189)
FROM DISTRIBUTIONS TO SHAREHOLDERS:	—	—	—	—
Total distributions (excluding return of capital):
Class A	—	(18,875,210)	—	—
Class C	—	(4,944,449)	—	—
Class I	—	(34,678,439)	—	(11,493,957)
Class P	—	—	—	(304)
Class P3	—	(82,338)	—	(302,839)
Class R	—	(231,113)	—	—
Class R6	—	(8,301,861)	—	—
Class W	—	(5,039,504)	—	—
Total distributions	—	(72,152,914)	—	(11,797,100)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	77,376,108	244,907,948	56,138,728	27,454,600
Reinvestment of distributions	—	61,330,731	—	11,797,100
	77,376,108	306,238,679	56,138,728	39,251,700
Cost of shares redeemed	(234,126,988)	(618,249,527)	(15,728,235)	(29,324,707)
Net increase (decrease) in net assets resulting from capital share transactions	(156,750,880)	(312,010,848)	40,410,493	9,926,993
Net increase (decrease) in net assets	89,920,432	(229,293,132)	73,751,229	(6,151,296)
NET ASSETS:
Beginning of year or period	953,779,794	1,183,072,926	109,788,723	115,940,019
End of year or period	$1,043,700,226	$953,779,794	$183,539,952	$109,788,723
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya SmallCap Opportunities Fund		Voya U.S. High Dividend Low Volatility Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$(801,792)	$(2,386,221)	$2,000,733	$6,936,614
Net realized gain (loss)	38,908,804	1,847,412	(4,020,104)	(5,037,774)
Net change in unrealized appreciation (depreciation)	17,349,615	35,806,419	25,863,173	2,953,755
Increase in net assets resulting from operations	55,456,627	35,267,610	23,843,802	4,852,595
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(4,651)	(22,548)
Class I	—	—	(789,912)	(4,781,497)
Class P3	—	—	(19,902)	(382,518)
Class R6	—	—	(726,523)	(6,174,700)
Total distributions	—	—	(1,540,988)	(11,361,263)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,837,864	114,234,528	27,946,507	309,585,632
Reinvestment of distributions	—	—	1,540,982	11,360,765
	9,837,864	114,234,528	29,487,489	320,946,397
Cost of shares redeemed	(92,017,292)	(563,127,985)	(29,431,424)	(425,362,118)
Net increase (decrease) in net assets resulting from capital share transactions	(82,179,428)	(448,893,457)	56,065	(104,415,721)
Net increase (decrease) in net assets	(26,722,801)	(413,625,847)	22,358,879	(110,924,389)
NET ASSETS:
Beginning of year or period	266,156,175	679,782,022	196,915,803	307,840,192
End of year or period	$239,433,374	$266,156,175	$219,274,682	$196,915,803
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large-Cap Growth Fund
Class A
11-30-20+	44.45	(0.05)•	8.73	8.68	—	—	—	—	—	53.13	19.53	0.96	0.96	0.96	(0.21)	130,498	47
05-31-20	38.36	0.03	8.04	8.07	0.15	1.83	—	1.98	—	44.45	21.30	0.96	1.04	1.04	0.06	104,447	83
05-31-19	38.75	0.12	2.02	2.14	0.01	2.52	—	2.53	—	38.36	6.11	0.95	1.04	1.04	0.31	80,328	95
05-31-18	35.17	0.07	5.68	5.75	0.06	2.11	—	2.17	—	38.75	16.63	1.10	1.06	1.06	0.17	77,434	90
05-31-17	31.07	0.10	5.68	5.78	0.04	1.64	—	1.68	—	35.17	19.38	1.44	1.14	1.14	0.29	73,116	76
05-31-16	33.18	0.02	0.15	0.17	—	2.28	—	2.28	—	31.07	0.68	1.44	1.19	1.19	0.06	67,414	70
Class C
11-30-20+	36.52	(0.19)•	7.15	6.96	—	—	—	—	—	43.48	19.06	1.71	1.71	1.71	(0.95)	21,280	47
05-31-20	31.92	(0.23)	6.66	6.43	—	1.83	—	1.83	—	36.52	20.41	1.71	1.79	1.79	(0.68)	20,630	83
05-31-19	32.92	(0.14)	1.66	1.52	—	2.52	—	2.52	—	31.92	5.28	1.70	1.79	1.79	(0.43)	32,386	95
05-31-18	30.33	(0.18)	4.88	4.70	—	2.11	—	2.11	—	32.92	15.79	1.83	1.81	1.81	(0.58)	31,850	90
05-31-17	27.18	(0.14)	4.93	4.79	—	1.64	—	1.64	—	30.33	18.47	2.09	1.89	1.89	(0.46)	28,471	76
05-31-16	29.51	(0.18)•	0.13	(0.05)	—	2.28	—	2.28	—	27.18	(0.02)	2.09	1.90	1.90	(0.64)	32,677	70
Class I
11-30-20+	49.83	0.03•	9.78	9.81	—	—	—	—	—	59.64	19.69	0.61	0.65	0.65	0.10	753,327	47
05-31-20	42.73	0.21•	9.00	9.21	0.28	1.83	—	2.11	—	49.83	21.80	0.59	0.66	0.66	0.44	671,609	83
05-31-19	42.89	0.29	2.24	2.53	0.17	2.52	—	2.69	—	42.73	6.47	0.59	0.66	0.66	0.70	600,368	95
05-31-18	38.68	0.23•	6.27	6.50	0.18	2.11	—	2.29	—	42.89	17.10	0.73	0.68	0.68	0.56	513,009	90
05-31-17	34.05	0.24•	6.23	6.47	0.20	1.64	—	1.84	—	38.68	19.79	1.06	0.79	0.79	0.68	355,466	76
05-31-16	36.02	0.17•	0.14	0.31	—	2.28	—	2.28	—	34.05	1.03	1.05	0.80	0.80	0.50	238,451	70
Class P3
11-30-20+	50.48	0.21•	9.93	10.14	—	—	—	—	—	60.62	20.09	0.55	0.00*	0.00*	0.75	19,875	47
05-31-20	43.02	0.52•	9.08	9.60	0.31	1.83	—	2.14	—	50.48	22.58	0.55	0.00*	0.00*	1.10	16,021	83
06-01-18(4) - 05-31-19	43.43	0.59•	1.71	2.30	0.19	2.52	—	2.71	—	43.02	5.90	0.55	0.00*	0.00*	1.37	10,253	95
Class R
11-30-20+	49.02	(0.12)•	9.60	9.48	—	—	—	—	—	58.50	19.34	1.21	1.21	1.21	(0.46)	1,007	47
05-31-20	42.09	(0.09)•	8.85	8.76	—	1.83	—	1.83	—	49.02	21.02	1.21	1.29	1.29	(0.19)	861	83
05-31-19	42.36	0.02	2.23	2.25	—	2.52	—	2.52	—	42.09	5.84	1.20	1.29	1.29	0.07	1,082	95
05-31-18	38.30	(0.04)	6.21	6.17	—	2.11	—	2.11	—	42.36	16.36	1.33	1.31	1.31	(0.08)	935	90
05-31-17	33.74	0.01•	6.19	6.20	—	1.64	—	1.64	—	38.30	19.07	1.59	1.39	1.39	0.04	674	76
05-31-16	35.92	(0.04)•	0.14	0.10	—	2.28	—	2.28	—	33.74	0.42	1.59	1.40	1.40	(0.12)	886	70
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large-Cap Growth Fund (continued)
Class R6
11-30-20+	49.87	0.06•	9.79	9.85	—	—	—	—	—	59.72	19.75	0.55	0.55	0.55	0.20	301,475	47
05-31-20	42.76	0.24•	9.01	9.25	0.31	1.83	—	2.14	—	49.87	21.88	0.55	0.58	0.58	0.52	272,040	83
05-31-19	42.90	0.36•	2.22	2.58	0.20	2.52	—	2.72	—	42.76	6.60	0.55	0.58	0.58	0.85	294,339	95
05-31-18	38.67	0.25•	6.29	6.54	0.20	2.11	—	2.31	—	42.90	17.18	0.61	0.60	0.60	0.61	43,120	90
05-31-17	34.04	0.22•	6.25	6.47	0.20	1.64	—	1.84	—	38.67	19.80	0.87	0.78	0.78	0.63	27,548	76
06-02-15(4) - 05-31-16	36.12	0.18•	0.02	0.20	—	2.28	—	2.28	—	34.04	0.72	0.86	0.78	0.78	0.54	50,467	70
Class W
11-30-20+	48.42	0.03•	9.49	9.52	—	—	—	—	—	57.94	19.66	0.71	0.71	0.71	0.10	44,683	47
05-31-20	41.60	0.16•	8.74	8.90	0.25	1.83	—	2.08	—	48.42	21.64	0.71	0.79	0.79	0.35	73,288	83
05-31-19	41.79	0.21•	2.20	2.41	0.08	2.52	—	2.60	—	41.60	6.32	0.70	0.79	0.79	0.50	11,341	95
05-31-18	37.75	0.17•	6.12	6.29	0.14	2.11	—	2.25	—	41.79	16.95	0.83	0.81	0.81	0.42	17,220	90
05-31-17	33.28	0.20•	6.08	6.28	0.17	1.64	—	1.81	—	37.75	19.66	1.09	0.89	0.89	0.57	17,068	76
05-31-16	35.28	0.12	0.16	0.28	—	2.28	—	2.28	—	33.28	0.96	1.09	0.90	0.90	0.36	7,607	70
Voya Large Cap Value Fund
Class A
11-30-20+	9.74	0.07•	1.74	1.81	0.09	—	—	0.09	—	11.46	18.69	1.17	1.10	1.10	1.40	375,241	45
05-31-20	11.04	0.17	(0.34)	(0.17)	0.21	0.92	—	1.13	—	9.74	(2.79)	1.19	1.10	1.10	1.55	331,769	154
05-31-19	12.09	0.19	(0.06)	0.13	0.17	1.01	—	1.18	—	11.04	1.51	1.18	1.10	1.10	1.60	362,398	90
05-31-18	12.64	0.18	0.62	0.80	0.19	1.16	—	1.35	—	12.09	6.27	1.17	1.10	1.10	1.42	386,969	85
05-31-17	11.07	0.23	1.57	1.80	0.23	—	—	0.23	—	12.64	16.44	1.21	1.10	1.10	1.91	421,041	80
05-31-16	12.20	0.21	(0.87)	(0.66)	0.19	0.28	—	0.47	—	11.07	(5.28)	1.20	1.10	1.10	1.85	418,279	116
Class C
11-30-20+	9.74	0.03•	1.74	1.77	0.05	—	—	0.05	—	11.46	18.20	1.92	1.85	1.85	0.64	11,069	45
05-31-20	11.02	0.08•	(0.32)	(0.24)	0.12	0.92	—	1.04	—	9.74	(3.44)	1.94	1.85	1.85	0.73	13,664	154
05-31-19	12.05	0.11	(0.06)	0.05	0.07	1.01	—	1.08	—	11.02	0.81	1.93	1.85	1.85	0.84	39,550	90
05-31-18	12.61	0.09	0.61	0.70	0.10	1.16	—	1.26	—	12.05	5.38	1.92	1.85	1.85	0.67	53,290	85
05-31-17	11.04	0.15	1.56	1.71	0.14	—	—	0.14	—	12.61	15.59	1.96	1.85	1.85	1.16	63,562	80
05-31-16	12.16	0.13	(0.86)	(0.73)	0.11	0.28	—	0.39	—	11.04	(5.95)	1.95	1.85	1.85	1.10	75,562	116
Class I
11-30-20+	10.70	0.10•	1.90	2.00	0.10	—	—	0.10	—	12.60	18.88	0.83	0.76	0.76	1.73	264,829	45
05-31-20	12.03	0.22	(0.39)	(0.17)	0.24	0.92	—	1.16	—	10.70	(2.48)	0.84	0.76	0.76	1.90	230,991	154
05-31-19	13.07	0.25	(0.05)	0.20	0.23	1.01	—	1.24	—	12.03	1.95	0.84	0.76	0.76	1.94	214,877	90
05-31-18	13.57	0.24	0.66	0.90	0.24	1.16	—	1.40	—	13.07	6.55	0.84	0.76	0.76	1.76	242,245	85
05-31-17	11.86	0.29	1.69	1.98	0.27	—	—	0.27	—	13.57	16.89	0.87	0.76	0.76	2.25	235,020	80
05-31-16	13.03	0.26	(0.92)	(0.66)	0.23	0.28	—	0.51	—	11.86	(4.94)	0.86	0.76	0.76	2.19	227,528	116
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Fund (continued)
Class P3
11-30-20+	10.86	0.15•	1.93	2.08	0.10	—	—	0.10	—	12.84	19.35	0.81	0.00*	0.00*	2.52	12,129	45
05-31-20	12.11	0.32•	(0.40)	(0.08)	0.25	0.92	—	1.17	—	10.86	(1.76)	0.80	0.00*	0.00*	2.70	7,208	154
06-01-18(4) - 05-31-19	13.18	0.33	(0.16)	0.17	0.23	1.01	—	1.24	—	12.11	1.77	0.80	0.00*	0.00*	2.75	3,945	90
Class R
11-30-20+	9.76	0.06•	1.75	1.81	0.08	—	—	0.08	—	11.49	18.63	1.42	1.30	1.30	1.19	961	45
05-31-20	11.06	0.14•	(0.35)	(0.21)	0.17	0.92	—	1.09	—	9.76	(3.11)	1.44	1.33	1.33	1.27	736	154
05-31-19	12.07	0.16•	(0.04)	0.12	0.12	1.01	—	1.13	—	11.06	1.44	1.43	1.32	1.32	1.38	1,297	90
05-31-18	12.63	0.16	0.60	0.76	0.16	1.16	—	1.32	—	12.07	5.93	1.42	1.31	1.31	1.20	3,785	85
05-31-17	11.06	0.20	1.57	1.77	0.20	—	—	0.20	—	12.63	16.17	1.46	1.35	1.35	1.66	5,062	80
05-31-16	12.18	0.18	(0.85)	(0.67)	0.17	0.28	—	0.45	—	11.06	(5.43)	1.45	1.34	1.34	1.61	5,053	116
Class R6
11-30-20+	10.68	0.10•	1.89	1.99	0.10	—	—	0.10	—	12.57	18.83	0.81	0.74	0.74	1.75	16,335	45
05-31-20	12.01	0.22•	(0.38)	(0.16)	0.25	0.92	—	1.17	—	10.68	(2.47)	0.80	0.74	0.74	1.82	14,936	154
05-31-19	13.06	0.26	(0.07)	0.19	0.23	1.01	—	1.24	—	12.01	1.90	0.80	0.74	0.74	1.96	106,327	90
05-31-18	13.55	0.24	0.67	0.91	0.24	1.16	—	1.40	—	13.06	6.66	0.80	0.74	0.74	1.77	165,612	85
05-31-17	11.85	0.29	1.68	1.97	0.27	—	—	0.27	—	13.55	16.84	0.80	0.74	0.74	2.28	183,934	80
05-31-16	13.02	0.26	(0.91)	(0.65)	0.24	0.28	—	0.52	—	11.85	(4.92)	0.80	0.74	0.74	2.18	167,259	116
Class W
11-30-20+	10.69	0.09•	1.90	1.99	0.10	—	—	0.10	—	12.58	18.75	0.92	0.85	0.85	1.65	4,417	45
05-31-20	12.01	0.22•	(0.39)	(0.17)	0.23	0.92	—	1.15	—	10.69	(2.50)	0.94	0.85	0.85	1.79	4,762	154
05-31-19	13.03	0.23•	(0.04)	0.19	0.20	1.01	—	1.21	—	12.01	1.92	0.93	0.85	0.85	1.81	6,265	90
05-31-18	13.53	0.23	0.65	0.88	0.22	1.16	—	1.38	—	13.03	6.46	0.92	0.85	0.85	1.67	13,689	85
05-31-17	11.83	0.27	1.69	1.96	0.26	—	—	0.26	—	13.53	16.75	0.96	0.85	0.85	2.15	17,729	80
05-31-16	12.99	0.24•	(0.90)	(0.66)	0.22	0.28	—	0.50	—	11.83	(4.98)	0.95	0.85	0.85	2.03	14,386	116
Voya MidCap Opportunities Fund
Class A
11-30-20+	20.41	(0.10)•	6.00	5.90	—	—	—	—	—	26.31	28.91	1.28	1.26	1.26	(0.84)	336,631	48
05-31-20	19.28	(0.07)	2.67	2.60	—	1.47	—	1.47	—	20.41	13.68	1.28	1.27	1.27	(0.34)	275,279	92
05-31-19	22.97	(0.07)	0.31	0.24	—	3.93	—	3.93	—	19.28	2.97	1.26	1.26	1.26	(0.36)	277,900	103
05-31-18	23.52	(0.11)	3.05	2.94	—	3.49	—	3.49	—	22.97	13.13	1.26	1.26	1.26	(0.42)	266,052	102
05-31-17	21.59	(0.06)	3.41	3.35	—	1.42	—	1.42	—	23.52	16.27	1.29	1.29	1.29	(0.26)	313,595	88
05-31-16	24.05	(0.09)	(0.35)	(0.44)	—	2.02	—	2.02	—	21.59	(1.50)	1.34	1.33	1.33	(0.38)	302,850	88
Class C
11-30-20+	13.41	(0.12)•	3.93	3.81	—	—	—	—	—	17.22	28.41	2.03	2.01	2.01	(1.58)	26,911	48
05-31-20	13.22	(0.14)•	1.80	1.66	—	1.47	—	1.47	—	13.41	12.81	2.03	2.02	2.02	(1.04)	27,377	92
05-31-19	17.21	(0.18)	0.12	(0.06)	—	3.93	—	3.93	—	13.22	2.14	2.01	2.01	2.01	(1.12)	56,335	103
05-31-18	18.55	(0.21)•	2.36	2.15	—	3.49	—	3.49	—	17.21	12.33	2.01	2.01	2.01	(1.18)	83,124	102
05-31-17	17.44	(0.18)•	2.71	2.53	—	1.42	—	1.42	—	18.55	15.41	2.04	2.04	2.04	(1.01)	99,275	88
05-31-16	19.98	(0.20)	(0.32)	(0.52)	—	2.02	—	2.02	—	17.44	(2.25)	2.09	2.08	2.08	(1.13)	114,167	88
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Fund (continued)
Class I
11-30-20+	24.53	(0.07)•	7.22	7.15	—	—	—	—	—	31.68	29.15	0.96	0.94	0.94	(0.51)	478,177	48
05-31-20	22.84	(0.01)	3.17	3.16	—	1.47	—	1.47	—	24.53	14.01	0.98	0.97	0.97	(0.01)	431,603	92
05-31-19	26.35	(0.02)	0.44	0.42	—	3.93	—	3.93	—	22.84	3.30	0.96	0.97	0.97	(0.08)	580,296	103
05-31-18	26.44	(0.04)	3.44	3.40	—	3.49	—	3.49	—	26.35	13.44	0.98	0.98	0.98	(0.15)	716,855	102
05-31-17	24.03	0.01	3.82	3.83	—	1.42	—	1.42	—	26.44	16.63	1.00	0.98	0.98	0.05	669,767	88
05-31-16	26.43	(0.01)	(0.37)	(0.38)	—	2.02	—	2.02	—	24.03	(1.13)	1.02	0.98	0.98	(0.03)	653,080	88
Class P3
11-30-20+	25.25	0.06•	7.45	7.51	—	—	—	—	—	32.76	29.74	0.87	0.00*	0.00*	0.42	1,954	48
05-31-20	23.26	0.22•	3.24	3.46	—	1.47	—	1.47	—	25.25	15.08	0.87	0.00*	0.00*	0.92	1,560	92
06-01-18(4) - 05-31-19	26.81	0.22•	0.16	0.38	—	3.93	—	3.93	—	23.26	3.17	0.85	0.00*	0.00*	0.90	1,126	103
Class R
11-30-20+	19.65	(0.12)•	5.78	5.66	—	—	—	—	—	25.31	28.80	1.53	1.51	1.51	(1.09)	3,054	48
05-31-20	18.66	(0.11)•	2.57	2.46	—	1.47	—	1.47	—	19.65	13.38	1.53	1.52	1.52	(0.58)	2,743	92
05-31-19	22.42	(0.14)	0.31	0.17	—	3.93	—	3.93	—	18.66	2.70	1.51	1.51	1.51	(0.62)	3,021	103
05-31-18	23.09	(0.14)	2.96	2.82	—	3.49	—	3.49	—	22.42	12.84	1.51	1.51	1.51	(0.68)	3,757	102
05-31-17	21.27	(0.11)•	3.35	3.24	—	1.42	—	1.42	—	23.09	15.99	1.54	1.54	1.54	(0.52)	3,521	88
05-31-16	23.78	(0.14)•	(0.35)	(0.49)	—	2.02	—	2.02	—	21.27	(1.75)	1.59	1.58	1.58	(0.63)	2,235	88
Class R6
11-30-20+	24.78	(0.06)•	7.30	7.24	—	—	—	—	—	32.02	29.22	0.87	0.85	0.85	(0.42)	139,739	48
05-31-20	23.04	0.02	3.19	3.21	—	1.47	—	1.47	—	24.78	14.11	0.87	0.86	0.86	0.08	133,027	92
05-31-19	26.51	0.01	0.45	0.46	—	3.93	—	3.93	—	23.04	3.43	0.85	0.85	0.85	0.04	153,726	103
05-31-18	26.56	(0.01)	3.45	3.44	—	3.49	—	3.49	—	26.51	13.54	0.87	0.87	0.87	(0.03)	134,196	102
05-31-17	24.10	0.04	3.84	3.88	—	1.42	—	1.42	—	26.56	16.79	0.88	0.88	0.88	0.14	163,629	88
05-31-16	26.48	0.02	(0.38)	(0.36)	—	2.02	—	2.02	—	24.10	(1.05)	0.89	0.88	0.88	0.07	117,985	88
Class W
11-30-20+	24.05	(0.07)•	7.06	6.99	—	—	—	—	—	31.04	29.06	1.03	1.01	1.01	(0.54)	57,235	48
05-31-20	22.43	(0.02)	3.11	3.09	—	1.47	—	1.47	—	24.05	13.95	1.03	1.02	1.02	(0.08)	82,191	92
05-31-19	25.96	(0.03)	0.43	0.40	—	3.93	—	3.93	—	22.43	3.26	1.01	1.01	1.01	(0.12)	108,707	103
05-31-18	26.11	(0.04)	3.38	3.34	—	3.49	—	3.49	—	25.96	13.38	1.01	1.01	1.01	(0.18)	136,705	102
05-31-17	23.76	0.00*	3.77	3.77	—	1.42	—	1.42	—	26.11	16.56	1.04	1.04	1.04	(0.03)	123,051	88
05-31-16	26.18	(0.04)	(0.36)	(0.40)	—	2.02	—	2.02	—	23.76	(1.22)	1.09	1.08	1.08	(0.13)	75,617	88
Voya Multi-Manager Mid Cap Value Fund
Class I
11-30-20+	7.83	0.05•	1.67	1.72	—	—	—	—	—	9.55	21.97	0.80	0.78	0.78	1.09	125,090	14
05-31-20	9.26	0.12	(0.55)	(0.43)	0.12	0.88	—	1.00	—	7.83	(6.73)	0.88	0.83	0.83	1.26	106,294	63
05-31-19	11.99	0.12	(1.15)	(1.03)	0.13	1.57	—	1.70	—	9.26	(7.77)	0.92	0.88	0.88	1.04	113,560	36
05-31-18	11.38	0.11	1.34	1.45	0.09	0.75	—	0.84	—	11.99	12.91	0.86	0.84	0.84	0.83	180,650	26
05-31-17	10.31	0.11	1.29	1.40	0.14	0.19	—	0.33	—	11.38	13.66	0.86	0.84	0.84	0.89	213,085	24
05-31-16	13.05	0.16•	(0.81)	(0.65)	0.15	1.94	—	2.09	—	10.31	(4.30)	0.86	0.84	0.84	1.42	237,727	39
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager Mid Cap Value Fund (continued)
Class P
11-30-20+	7.91	0.07•	1.68	1.75	—	—	—	—	—	9.66	22.12	0.79	0.09	0.09	1.72	53,628	14
05-31-20	9.27	0.18	(0.54)	(0.36)	0.12	0.88	—	1.00	—	7.91	(5.97)	2.05	0.15	0.15	1.91	3	63
02-28-19(4) - 05-31-19	9.86	0.04•	(0.63)	(0.59)	—	—	—	—	—	9.27	(5.98)	1.99	0.15	0.15	1.77	3	36
Class P3
11-30-20+	7.99	0.08•	1.68	1.76	—	—	—	—	—	9.75	22.03	0.79	0.00*	0.00*	1.83	4,822	14
05-31-20	9.35	0.19•	(0.55)	(0.36)	0.12	0.88	—	1.00	—	7.99	(5.86)	0.88	0.00*	0.00*	2.07	3,492	63
06-01-18(4) - 05-31-19	12.08	0.20•	(1.23)	(1.03)	0.13	1.57	—	1.70	—	9.35	(7.65)	0.92	0.00*	0.00*	1.87	2,377	36
Voya SmallCap Opportunities Fund
Class A
11-30-20+	47.03	(0.23)•	12.16	11.93	—	—	—	—	—	58.96	25.37	1.62	1.36	1.36	(0.88)	74,939	80
05-31-20	45.06	(0.32)•	2.29	1.97	—	—	—	—	—	47.03	4.37	1.44	1.40	1.40	(0.69)	66,553	131
05-31-19	61.40	(0.25)	(7.39)	(7.64)	—	8.70	—	8.70	—	45.06	(11.51)	1.36	1.36	1.36	(0.45)	133,387	123
05-31-18	58.22	(0.24)	9.16	8.92	—	5.74	—	5.74	—	61.40	15.86	1.35	1.35	1.35	(0.38)	195,549	88
05-31-17	50.48	(0.19)	9.45	9.26	—	1.52	—	1.52	—	58.22	18.50	1.40	1.40	1.40	(0.33)	193,523	79
05-31-16	58.19	(0.26)•	(2.99)	(3.25)	—	4.46	—	4.46	—	50.48	(5.46)	1.41	1.41	1.41	(0.51)	179,716	65
Class C
11-30-20+	33.11	(0.29)•	8.54	8.25	—	—	—	—	—	41.36	24.92	2.37	2.11	2.11	(1.64)	7,341	80
05-31-20	31.97	(0.48)•	1.62	1.14	—	—	—	—	—	33.11	3.57	2.19	2.15	2.15	(1.44)	8,062	131
05-31-19	46.96	(0.48)•	(5.81)	(6.29)	—	8.70	—	8.70	—	31.97	(12.24)	2.11	2.11	2.11	(1.19)	19,506	123
05-31-18	46.07	(0.53)•	7.16	6.63	—	5.74	—	5.74	—	46.96	15.03	2.10	2.10	2.10	(1.13)	36,198	88
05-31-17	40.53	(0.48)•	7.54	7.06	—	1.52	—	1.52	—	46.07	17.60	2.15	2.15	2.15	(1.09)	50,475	79
05-31-16	48.01	(0.53)•	(2.49)	(3.02)	—	4.46	—	4.46	—	40.53	(6.17)	2.16	2.16	2.16	(1.26)	51,644	65
Class I
11-30-20+	52.70	(0.16)•	13.65	13.49	—	—	—	—	—	66.19	25.60	1.28	1.01	1.01	(0.54)	100,408	80
05-31-20	50.33	(0.19)•	2.56	2.37	—	—	—	—	—	52.70	4.71	1.13	1.07	1.07	(0.37)	113,287	131
05-31-19	67.14	(0.07)•	(8.04)	(8.11)	—	8.70	—	8.70	—	50.33	(11.20)	1.02	1.02	1.02	(0.11)	233,232	123
05-31-18	63.00	(0.06)•	9.94	9.88	—	5.74	—	5.74	—	67.14	16.19	1.06	1.06	1.06	(0.09)	845,689	88
05-31-17	54.36	(0.02)	10.18	10.16	—	1.52	—	1.52	—	63.00	18.84	1.11	1.11	1.11	(0.05)	425,691	79
05-31-16	62.12	(0.13)	(3.17)	(3.30)	—	4.46	—	4.46	—	54.36	(5.19)	1.13	1.13	1.13	(0.23)	318,466	65
Class P3
11-30-20+	54.31	0.14•	14.11	14.25	—	—	—	—	—	68.56	26.24	2.33	0.00	0.00	0.47	4	80
05-31-20	51.33	0.37	2.61	2.98	—	—	—	—	—	54.31	5.81	2.20	0.00*	0.00*	0.68	3	131
06-04-18(4) - 05-31-19	68.64	0.53•	(9.14)	(8.61)	—	8.70	—	8.70	—	51.33	(11.62)	2.08	0.00*	0.00*	0.90	3	123
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya SmallCap Opportunities Fund (continued)
Class R
11-30-20+	45.54	(0.28)•	11.77	11.49	—	—	—	—	—	57.03	25.23	1.87	1.61	1.61	(1.14)	1,139	80
05-31-20	43.75	(0.43)•	2.22	1.79	—	—	—	—	—	45.54	4.09	1.69	1.65	1.65	(0.95)	1,027	131
05-31-19	60.06	(0.36)•	(7.25)	(7.61)	—	8.70	—	8.70	—	43.75	(11.73)	1.61	1.61	1.61	(0.70)	3,284	123
05-31-18	57.20	(0.39)	8.99	8.60	—	5.74	—	5.74	—	60.06	15.57	1.60	1.60	1.60	(0.64)	3,993	88
05-31-17	49.74	(0.32)•	9.30	8.98	—	1.52	—	1.52	—	57.20	18.21	1.65	1.65	1.65	(0.59)	3,627	79
05-31-16	57.54	(0.39)•	(2.95)	(3.34)	—	4.46	—	4.46	—	49.74	(5.69)	1.66	1.66	1.66	(0.76)	2,879	65
Class R6
11-30-20+	53.26	(0.13)•	13.79	13.66	—	—	—	—	—	66.92	25.65	1.11	0.91	0.91	(0.45)	46,587	80
05-31-20	50.81	(0.15)•	2.60	2.45	—	—	—	—	—	53.26	4.82	1.01	0.97	0.97	(0.27)	68,687	131
05-31-19	67.61	(0.02)	(8.08)	(8.10)	—	8.70	—	8.70	—	50.81	(11.10)	0.94	0.94	0.94	(0.03)	221,728	123
05-31-18	63.33	0.03•	9.99	10.02	—	5.74	—	5.74	—	67.61	16.33	0.92	0.92	0.92	0.04	322,756	88
05-31-17	54.55	0.07	10.23	10.30	—	1.52	—	1.52	—	63.33	19.03	0.96	0.96	0.96	0.10	192,978	79
05-31-16	62.24	(0.04)•	(3.19)	(3.23)	—	4.46	—	4.46	—	54.55	(5.06)	0.98	0.98	0.98	(0.08)	126,482	65
Class W
11-30-20+	51.77	(0.18)•	13.40	13.22	—	—	—	—	—	64.99	25.54	1.37	1.11	1.11	(0.63)	9,016	80
05-31-20	49.47	(0.24)•	2.54	2.30	—	—	—	—	—	51.77	4.65	1.19	1.15	1.15	(0.48)	8,537	131
05-31-19	66.21	(0.12)	(7.92)	(8.04)	—	8.70	—	8.70	—	49.47	(11.25)	1.11	1.11	1.11	(0.20)	68,643	123
05-31-18	62.23	(0.09)	9.81	9.72	—	5.74	—	5.74	—	66.21	16.14	1.10	1.10	1.10	(0.13)	92,815	88
05-31-17	53.72	(0.07)•	10.10	10.03	—	1.52	—	1.52	—	62.23	18.82	1.15	1.15	1.15	(0.11)	87,134	79
05-31-16	61.47	(0.16)	(3.13)	(3.29)	—	4.46	—	4.46	—	53.72	(5.22)	1.16	1.16	1.16	(0.26)	38,707	65
Voya U.S. High Dividend Low Volatility Fund
Class A
11-30-20+	11.05	0.10•	1.19	1.29	0.07	—	—	0.07	—	12.27	11.72	1.30	0.81	0.81	1.64	829	44
05-31-20	11.31	0.23	(0.07)	0.16	0.28	0.14	—	0.42	—	11.05	1.29	1.26	0.80	0.80	2.07	766	61
05-31-19	11.51	0.25•	0.16	0.41	0.20	0.41	—	0.61	—	11.31	3.87	1.26	0.80	0.80	2.19	281	62
05-31-18	10.74	0.24•	1.02	1.26	0.30	0.19	—	0.49	—	11.51	11.77	1.71	0.80	0.80	2.09	130	33
12-06-16(4) - 05-31-17	10.00	0.12•	0.63	0.75	0.01	—	—	0.01	—	10.74	7.56	2.76	0.81	0.81	2.28	38	16
Class I
11-30-20+	11.10	0.11•	1.20	1.31	0.09	—	—	0.09	—	12.32	11.83	0.55	0.53	0.53	1.93	113,533	44
05-31-20	11.36	0.28•	(0.09)	0.19	0.31	0.14	—	0.45	—	11.10	1.57	0.51	0.51	0.51	2.33	101,037	61
05-31-19	11.55	0.26	0.20	0.46	0.24	0.41	—	0.65	—	11.36	4.28	0.51	0.52	0.52	2.39	299,079	62
05-31-18	10.77	0.31•	0.99	1.30	0.33	0.19	—	0.52	—	11.55	12.09	0.78	0.55	0.55	2.76	155,151	33
12-06-16(4) - 05-31-17	10.00	0.12•	0.67	0.79	0.02	—	—	0.02	—	10.77	7.90	1.04	0.56	0.56	2.40	19,030	16
Class P3
11-30-20+	11.21	0.14•	1.22	1.36	0.09	—	—	0.09	—	12.48	12.16	0.55	0.01	0.01	2.45	3,300	44
05-31-20	11.40	0.33•	(0.07)	0.26	0.31	0.14	—	0.45	—	11.21	2.19	0.51	0.00*	0.00*	2.78	2,475	61
09-28-18(4) - 05-31-19	12.38	0.23•	(0.60)	(0.37)	0.20	0.41	—	0.61	—	11.40	(2.72)	0.52	0.00*	0.00*	2.94	8,480	62
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. High Dividend Low Volatility Fund (continued)
Class R6
11-30-20+	11.10	0.11•	1.20	1.31	0.09	—	—	0.09	—	12.32	11.84	0.55	0.53	0.53	1.93	101,612	44
09-30-19(4) - 05-31-20	12.29	0.18•	(1.00)	(0.82)	0.23	0.14	—	0.37	—	11.10	(6.71)	0.51	0.51	0.51	2.25	92,638	61

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Large-Cap Growth Fund (“Large-Cap Growth”), Voya Large Cap Value Fund (“Large Cap Value”), Voya MidCap Opportunities Fund (“MidCap Opportunities”), Voya Multi-Manager Mid Cap Value Fund (“Multi-Manager Mid Cap Value”), Voya SmallCap Opportunities Fund (“SmallCap Opportunities”), and Voya U.S. High Dividend Low Volatility Fund (“U.S. High Dividend Low Volatility”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class P, Class P3, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, to serve as sub-adviser to certain of the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a
Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.
Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
The Funds have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
There were no open OTC derivatives for any Fund as of November 30, 2020.
E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
There were no open forward contracts for any Fund at November 30, 2020.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no open futures contracts for any Fund at November 30, 2020.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund declares and pays dividends, if any, as follows:
Annually	Quarterly
Large-Cap Growth MidCap Opportunities Multi-Manager Mid Cap Value SmallCap Opportunities	Large Cap Value U.S. High Dividend Low Volatility
Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets (except Large-Cap Growth which may temporarily lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or
U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales
Large-Cap Growth	$558,786,146	$668,593,494
Large Cap Value	276,560,552	304,185,526
MidCap Opportunities	460,057,980	627,423,342
Multi-Manager Mid Cap Value	61,923,331	19,888,194
SmallCap Opportunities	193,498,153	275,573,738
U.S. High Dividend Low Volatility	89,885,408	89,227,023
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Mid Cap Value, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of Multi-Manager Mid Cap Value. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Fund	As a Percentage of Average Daily Net Assets
Large-Cap Growth	0.51% on all assets
Large Cap Value	0.75% on the first $1 billion; 0.725% on the next $1 billion; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% thereafter
MidCap Opportunities	0.85% on the first $500 million; 0.80% on the next $400 million; 0.75% on the next $450 million; and 0.70% thereafter
Multi-Manager Mid Cap Value	Direct Investments 0.80% Passively Managed Assets 0.40%
SmallCap Opportunities	1.00% on first $250 million; 0.90% on next $250 million; 0.85% on next $250 million; and 0.82% thereafter
U.S. High Dividend Low Volatility	0.45% on all assets
The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, polices, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):
Fund	Sub-Adviser
Large-Cap Growth	Voya IM*
Large Cap Value	Voya IM*
MidCap Opportunities	Voya IM*
Multi-Manager Mid Cap Value	Hahn Capital Management, LLC, LSV Asset Management and Voya IM*
SmallCap Opportunities	Voya IM*
U.S High Dividend Low Volatility	Voya IM*
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Funds (except as noted below) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds, with the exception of Class I, Class P, Class P3, Class R6, and Class W, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
	Class A	Class C	Class R
Large-Cap Growth	0.25%(1)	1.00%	0.50%
Large Cap Value	0.25%	1.00%	0.50%(2)
MidCap Opportunities	0.25%	1.00%	0.50%
SmallCap Opportunities	0.25%	1.00%	0.50%
U.S. High Dividend Low Volatility	0.25%	N/A	N/A

(1)
Of this 0.25% rate, Distribution Fees shall not exceed 0.10%.

(2)
The Distributor has agreed to waive 0.05% of the distribution fee. Termination or modification of this obligation requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2020, the Distributor retained the following amounts in sales charges from the following Funds:

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

	Class A	Class C
Initial Sales Charges:
Large-Cap Growth	$18,532	$—
Large Cap Value	3,037	—
MidCap Opportunities	2,744	—
SmallCap Opportunities	785	—
U.S. High Dividend Low Volatility	163	—
Contingent Deferred Sales Charges:
Large-Cap Growth	$22	$178
Large Cap Value	2	37
MidCap Opportunities	666	128
SmallCap Opportunities	439	4,352
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	U.S. High Dividend Low Volatility	13.37%
Voya Investment Trust Co.	Multi-Manager Mid Cap Value	29.00
Voya Solution 2025 Portfolio	Multi-Manager Mid Cap Value	5.94
	U.S. High Dividend Low Volatility	14.95
Voya Solution 2035 Portfolio	Multi-Manager Mid Cap Value	10.24
	U.S. High Dividend Low Volatility	7.95
Voya Solution 2045 Portfolio	Multi-Manager Mid Cap Value	9.09
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Mid Cap Value	13.26
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Funds’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture in the accompanying Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2020, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
Large-Cap Growth	$1,637
Large Cap Value	11,587
MidCap Opportunities	9,127
Multi-Manager Mid Cap Value	—
SmallCap Opportunities	774
U.S. High Dividend Low Volatility	—
NOTE 7 — LICENSING FEE
Multi-Manager Mid Cap Value pays an annual licensing fee to Frank Russell Company.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
	Class A	Class C	Class I	Class P	Class P3	Class R	Class R6	Class W
Large-Cap Growth	1.15%	1.90%	0.90%	N/A	0.00%	1.40%	0.80%	0.90%
Large Cap Value	1.25%	2.00%	1.00%	N/A	0.00%	1.50%	0.78%	1.00%
MidCap Opportunities	1.35%	2.10%	0.98%	N/A	0.00%	1.60%	0.88%	1.10%
Multi-Manager Mid Cap Value	N/A	N/A	0.78%	0.15%	0.00%	N/A	N/A	N/A
SmallCap Opportunities	1.50%	2.25%	1.15%	N/A	0.00%	1.75%	1.05%	1.25%
U.S. High Dividend Low Volatility	0.80%	N/A	0.55%	N/A	0.00%	N/A	0.52%	N/A

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

Pursuant to side letter agreements, through October 1, 2021, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.
	Class A	Class C	Class I	Class P3	Class R	Class R6	Class W
Large-Cap Growth	1.04%	1.79%	0.66%	0.00%	1.29%	0.58%	0.79%
Large Cap Value	1.10%	1.85%	0.76%	0.00%	1.35%	0.74%	0.85%
MidCap Opportunities(1)	1.28%	2.03%	0.95%	0.00%	1.53%	0.85%	1.03%
SmallCap Opportunities(1)	1.36%	2.11%	1.01%	0.00%	1.61%	0.91%	1.11%

(1)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

With the exception of the non-recoupable Class P management fee waiver for Multi-Manager Mid Cap Value and unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of November 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	November 30,
	2021	2022	2023	Total
Large-Cap Growth	$16,865	$60,764	$92,245	$169,874
Large Cap Value	541,767	508,987	454,719	1,505,473
Multi-Manager Mid Cap Value	7,504	54,274	56,776	118,554
U.S. High Dividend Low Volatility	27,229	46,421	49,981	123,631
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2020, are as follows:
	November 30,
	2021	2022	2023	Total
Large Cap Value
Class A	$35,935	$113,720	$79,180	$228,835
Class C	4,487	12,204	3,499	20,190
Class I	48,619	48,789	31,205	128,613
Class R	—	580	—	580
Class W	992	2,371	1,137	4,500
Multi-Manager Mid Cap Value
Class I	—	—	3,815	3,815
Class P	—	24	16	40
U.S. High Dividend Low Volatility
Class A	643	1,918	3,586	6,147
Class R6	—	—	966	966
The expense limitation agreements are contractual through October 1, 2021 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 15, 2020, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended November 30, 2020:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large-Cap Growth	6	$22,769,833	1.29%
Large Cap Value	1	6,602,000	1.30
MidCap Opportunities	13	9,137,769	1.29
SmallCap Opportunities	18	1,301,778	1.29

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Large-Cap Growth
Class A
11/30/2020	301,933	—	—	(195,060)	—	106,873	14,977,263	—	—	(9,608,357)	—	5,368,906
5/31/2020	609,860	—	85,694	(440,327)	—	255,227	25,863,761	—	3,627,410	(18,261,461)	—	11,229,710
Class C
11/30/2020	38,524	—	—	(113,997)	—	(75,473)	1,565,543	—	—	(4,600,518)	—	(3,034,975)
5/31/2020	109,654	—	43,606	(603,124)	—	(449,864)	3,711,973	—	1,521,411	(21,031,736)	—	(15,798,352)
Class I
11/30/2020	1,222,253	—	—	(2,069,018)	—	(846,765)	67,734,870	—	—	(113,923,618)	—	(46,188,748)
5/31/2020	2,883,962	—	580,166	(4,035,313)	—	(571,184)	132,993,758	—	27,476,672	(187,712,093)	—	(27,241,663)
Class P3
11/30/2020	77,560	—	—	(67,061)	—	10,499	4,302,953	—	—	(3,733,899)	—	569,054
5/31/2020	454,742	—	14,272	(390,001)	—	79,014	21,259,057	—	682,789	(18,167,665)	—	3,774,181
Class R
11/30/2020	3,224	—	—	(3,568)	—	(344)	177,150	—	—	(198,537)	—	(21,387)
5/31/2020	5,059	—	718	(13,931)	—	(8,155)	228,855	—	33,556	(636,882)	—	(374,471)
Class R6
11/30/2020	522,329	—	—	(928,983)	—	(406,654)	29,129,414	—	—	(50,809,341)	—	(21,679,927)
5/31/2020	1,506,457	—	288,422	(3,223,704)	—	(1,428,825)	70,376,966	—	13,665,434	(148,661,120)	—	(64,618,720)
Class W
11/30/2020	62,418	—	—	(804,722)	—	(742,304)	3,316,068	—	—	(41,057,723)	—	(37,741,655)
5/31/2020	1,345,628	—	11,409	(116,080)	—	1,240,956	61,479,473	—	525,374	(5,008,310)	—	56,996,536
Large Cap Value
Class A
11/30/2020	526,419	—	273,192	(2,111,499)	—	(1,311,888)	5,335,995	—	2,698,245	(21,799,123)	—	(13,764,883)
5/31/2020	2,485,073	—	3,000,242	(4,281,366)	38,875	1,242,824	28,221,719	—	33,831,056	(46,542,534)	471,166	15,981,408
Class C
11/30/2020	16,791	—	4,960	(459,001)	—	(437,250)	173,350	—	48,806	(4,647,716)	—	(4,425,560)
5/31/2020	109,701	—	237,198	(2,531,226)	—	(2,184,328)	1,253,917	—	2,707,653	(28,700,856)	—	(24,739,286)
Class I
11/30/2020	1,510,271	—	202,156	(2,280,141)	—	(567,714)	16,881,147	—	2,193,714	(25,588,894)	—	(6,514,033)
5/31/2020	6,422,568	—	1,634,740	(4,330,398)	—	3,726,910	73,680,498	—	20,087,171	(52,085,714)	—	41,681,955
Class O(1)
11/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2020	—	—	370	(154)	(38,715)	(38,500)	—	—	4,334	(1,833)	(471,166)	(468,666)
Class P3
11/30/2020	366,236	—	6,905	(92,054)	—	281,087	4,152,797	—	76,329	(1,058,922)	—	3,170,204
5/31/2020	1,112,724	—	39,715	(814,532)	—	337,906	12,704,943	—	493,028	(9,404,546)	—	3,793,425
Class R
11/30/2020	18,625	—	608	(10,935)	—	8,298	183,137	—	6,033	(112,387)	—	76,783
5/31/2020	19,033	—	9,036	(69,978)	—	(41,909)	209,221	—	102,857	(798,438)	—	(486,360)
Class R6
11/30/2020	21,534	—	12,904	(134,005)	—	(99,567)	240,278	—	139,802	(1,548,494)	—	(1,168,414)
5/31/2020	1,541,312	—	799,144	(9,792,807)	—	(7,452,352)	16,136,545	—	9,823,661	(102,193,248)	—	(76,233,041)
Class W
11/30/2020	29,156	—	3,532	(127,338)	—	(94,650)	318,953	—	38,230	(1,444,600)	—	(1,087,417)
5/31/2020	115,825	—	47,332	(238,962)	—	(75,805)	1,297,936	—	584,072	(2,706,089)	—	(824,082)
MidCap Opportunities
Class A
11/30/2020	511,542	—	—	(1,205,612)	—	(694,070)	11,727,763	—	—	(27,401,753)	—	(15,673,990)
5/31/2020	1,911,565	—	797,897	(3,732,412)	100,426	(922,523)	38,361,503	—	15,854,219	(73,696,375)	2,109,950	(17,370,703)
Class C
11/30/2020	60,303	—	—	(539,398)	—	(479,095)	908,467	—	—	(7,987,722)	—	(7,079,255)
5/31/2020	152,822	—	346,843	(2,719,960)	—	(2,220,295)	2,047,362	—	4,543,640	(36,579,299)	—	(29,988,297)
Class I
11/30/2020	1,415,943	—	—	(3,914,812)	—	(2,498,869)	39,196,336	—	—	(105,010,322)	—	(65,813,986)
5/31/2020	5,346,997	—	1,202,660	(14,360,416)	—	(7,810,759)	126,508,873	—	28,683,446	(344,391,921)	—	(189,199,603)
Class O(1)
11/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2020	158	—	—	(1,431)	(101,003)	(102,276)	3,286	—	—	(28,724)	(2,109,950)	(2,135,388)
Class P3
11/30/2020	9,058	—	—	(11,224)	—	(2,166)	253,418	—	—	(315,544)	—	(62,126)
5/31/2020	31,766	—	3,368	(21,762)	—	13,372	758,586	—	82,338	(524,695)	—	316,229

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
MidCap Opportunities (continued)
Class R
11/30/2020	2,848	—	—	(21,740)	—	(18,892)	62,613	—	—	(472,042)	—	(409,429)
5/31/2020	20,368	—	10,211	(52,884)	—	(22,306)	398,695	—	195,635	(1,007,192)	—	(412,862)
Class R6
11/30/2020	736,573	—	—	(1,739,607)	—	(1,003,034)	20,580,125	—	—	(48,723,490)	—	(28,143,365)
5/31/2020	1,780,711	—	287,956	(3,373,345)	—	(1,304,678)	41,168,903	—	6,936,850	(80,421,549)	—	(32,315,796)
Class W
11/30/2020	176,436	—	—	(1,750,483)	—	(1,574,047)	4,647,386	—	—	(44,216,115)	—	(39,568,729)
5/31/2020	1,819,824	—	215,154	(3,462,767)	—	(1,427,789)	35,660,741	—	5,034,602	(81,599,772)	—	(40,904,430)
Multi-Manager Mid Cap Value
Class I
11/30/2020	838,035	—	—	(1,315,350)	—	(477,315)	6,964,364	—	—	(10,949,166)	—	(3,984,802)
5/31/2020	3,201,389	—	1,180,078	(3,068,636)	—	1,312,830	25,232,071	—	11,493,957	(28,373,462)	—	8,352,566
Class P
11/30/2020	6,070,567	—	—	(519,905)	—	5,550,662	48,320,379	—	—	(4,421,259)	—	43,899,120
5/31/2020	—	—	31	—	—	31	—	—	305	—	—	305
Class P3
11/30/2020	99,697	—	—	(41,788)	—	57,909	853,985	—	—	(357,810)	—	496,175
5/31/2020	251,711	—	30,683	(99,886)	—	182,507	2,222,528	—	302,839	(951,244)	—	1,574,123
SmallCap Opportunities
Class A
11/30/2020	26,438	—	—	(170,619)	—	(144,181)	1,323,235	—	—	(8,608,607)	—	(7,285,372)
5/31/2020	360,433	—	—	(1,905,156)	—	(1,544,722)	17,558,421	—	—	(87,558,966)	—	(70,000,545)
Class C
11/30/2020	2,890	—	—	(68,874)	—	(65,984)	104,282	—	—	(2,430,324)	—	(2,326,042)
5/31/2020	32,175	—	—	(398,791)	—	(366,616)	1,077,264	—	—	(13,710,392)	—	(12,633,129)
Class I
11/30/2020	80,857	—	—	(713,428)	—	(632,571)	4,644,655	—	—	(39,955,531)	—	(35,310,876)
5/31/2020	660,373	—	—	(3,144,453)	—	(2,484,080)	34,628,533	—	—	(168,731,814)	—	(134,103,281)
Class P3
11/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2020	—	—	—	—	—	—	—	—	—	—	—	—
Class R
11/30/2020	2,942	—	—	(5,506)	—	(2,564)	148,835	—	—	(274,311)	—	(125,476)
5/31/2020	8,439	—	—	(60,965)	—	(52,526)	379,592	—	—	(2,752,147)	—	(2,372,555)
Class R6
11/30/2020	57,041	—	—	(650,446)	—	(593,405)	3,238,699	—	—	(38,948,654)	—	(35,709,955)
5/31/2020	441,757	—	—	(3,516,301)	—	(3,074,545)	22,784,621	—	—	(181,852,765)	—	(159,068,145)
Class W
11/30/2020	6,558	—	—	(32,724)	—	(26,166)	378,158	—	—	(1,799,865)	—	(1,421,707)
5/31/2020	935,579	—	—	(2,158,299)	—	(1,222,720)	37,806,098	—	—	(108,521,901)	—	(70,715,802)
U.S. High Dividend Low Volatility
Class A
11/30/2020	5,899	—	408	(7,997)	—	(1,690)	68,742	—	4,645	(92,844)	—	(19,457)
5/31/2020	124,303	—	1,958	(81,824)	—	44,437	1,478,168	—	22,093	(966,707)	—	533,555
Class I
11/30/2020	1,416,783	—	69,194	(1,375,134)	—	110,843	16,267,490	—	789,912	(16,077,237)	—	980,165
5/31/2020	3,955,207	—	411,756	(21,602,524)	—	(17,235,561)	46,579,347	—	4,781,496	(264,473,007)	—	(213,112,164)
Class P3
11/30/2020	104,821	—	1,724	(62,886)	—	43,659	1,214,252	—	19,902	(746,931)	—	487,223
5/31/2020	1,117,420	—	32,852	(1,673,507)	—	(523,235)	13,375,734	—	382,476	(19,358,955)	—	(5,600,745)
Class R6
11/30/2020	914,457	—	63,635	(1,077,686)	—	(99,594)	10,396,023	—	726,523	(12,514,412)	—	(1,391,866)
9/30/2019(2) - 5/31/2020	20,386,208	—	536,684	(12,576,925)	—	8,345,966	248,152,382	—	6,174,700	(140,563,448)	—	113,763,634

(1)
Class O converted to Class A on November 22, 2019.

(2)
Commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2020:
MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$6,804,898	$(6,804,898)	$—
Citigroup Global Markets Inc.	821,405	(821,405)	—
National Financial Services LLC	1,298,957	(1,298,957)	—
Total	$8,925,260	$(8,925,260)	$—

(1)
Cash Collateral with a fair value of  $9,113,326 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager Mid Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$13,980	$(13,980)	$—
BofA Securities Inc.	220,035	(220,035)	—
Citadel Clearing LLC	110,873	(110,873)	—
J.P. Morgan Securities LLC	38,691	(38,691)	—
Morgan Stanley & Co. LLC	289,866	(289,866)	—
National Bank of Canada Financial Inc.	115,259	(115,259)	—
National Financial Services LLC	55,791	(55,791)	—
Scotia Capital (USA) Inc.	50,672	(50,672)	—
Total	$895,167	$(895,167)	$—

(1)
Cash Collateral with a fair value of  $919,899 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

SmallCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$271,584	$(271,584)	$—
BNP Paribas Prime Brokerage Intl Ltd	41,146	(41,146)	—
BofA Securities Inc	1,704,074	(1,704,074)	—
Cantor Fitzgerald & Co	17,323	(17,323)	—
Citigroup Global Markets Inc.	469,980	(469,980)	—
Deutsche Bank Securities Inc.	895,720	(895,720)	—
Goldman Sachs & Co. LLC	58,687	(58,687)	—
Jefferies LLC	61,014	(61,014)	—
J.P. Morgan Securities LLC	580,192	(580,192)	—
Morgan Stanley & Co. LLC	2,653,784	(2,653,784)	—
National Financial Services LLC	2,058,396	(2,058,396)	—
Natixis Securities America LLC	638	(638)	—
RBC Capital Markets, LLC	11,663	(11,663)	—
UBS Securities LLC.	164,665	(164,665)	—
Wells Fargo Securities LLC	1,251,693	(1,251,693)	—
Total	$10,240,559	$(10,240,559)	$—

(1)
Cash Collateral with a fair value of  $10,500,440 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs), capital loss carryforwards and wash sale deferrals.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended May 31, 2020		Year Ended May 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Large-Cap Growth	$6,146,270	$42,359,914	$16,648,203(1)	$41,243,947
Large Cap Value	14,899,988	55,676,230	13,097,898	66,126,338
MidCap Opportunities	20,740,769	51,412,145	42,662,790	163,164,890
Multi-Manager Mid Cap Value	1,670,196	10,126,904	2,640,667	22,095,215
SmallCap Opportunities	—	—	94,293,577	88,633,748
U.S. High Dividend Low Volatility	8,394,648	2,966,615	5,556,387	2,717,198

(1)
Includes $529,563 of equalization.

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
						Amount	Character	Expiration
Large-Cap Growth	$1,866,989	$30,914,554	$—	$—	$308,793,291	$—	—	—
Large Cap Value	1,674,663	47,535,242	—	(43,895,554)	(537,195)	—	—	—
MidCap Opportunities	6,389,267	54,809,258	—	—	140,155,154	—	—	—
Multi-Manager Mid Cap Value	2,206,482	4,275,206	—	—	(15,803,326)	—	—	—
SmallCap Opportunities	—	—	(792,241)	—	(44,916)	$(36,180,502)	Short-term	None
						(14,270,003)	Long-term	None
						$(50,450,505)
U.S. High Dividend Low Volatility	164,746	—	—	(9,064,693)	3,724,029	—	—	—
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2020, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LITIGATION
On September 24, 2012, certain Voya mutual funds, including Large Cap Value (the “Subject Fund”), were officially served and included as shareholder defendants in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al. (the “FitzSimons Action”). The FitzSimons Action arises from the Tribune
Company (“Tribune”) Chapter 11 bankruptcy proceedings before the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”).
In the FitzSimons Action, the plaintiff  (a litigation trustee appointed by the Bankruptcy Court, the “Trustee”) alleges that Tribune acted with actual intent to defraud its creditors when it redeemed its shares from shareholders as part of

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 13 — LITIGATION (continued)

a leveraged buy-out (“LBO”) of Tribune through which it converted to a privately-held company in 2007, and that those share transfers must now be unwound. To succeed on this claim, the Trustee must prove that Tribune — not the Subject Fund — acted with actual fraudulent intent when Tribune redeemed its shares. With regard to the Subject Fund, the Trustee need only show that the Subject Fund tendered its shares as part of the LBO and not on the open market. The Subject Fund’s lack of fraudulent intent in tendering its shares is not a defense to the Trustee’s actual fraud claim.
In addition to the FitzSimons Action, various additional actions, which also included the Subject Fund as a defendant, stemming from the same facts and circumstances underlying the FitzSimons Action, were filed in multiple U.S. District Courts (collectively, the “State Law Constructive Fraudulent Transfer Cases”). The plaintiffs in the State Law Constructive Fraudulent Transfer Cases (former creditors of Tribune) allege that these same share redemptions that were part of the LBO were constructively, as opposed to actually, fraudulent. Specifically, those suits assert that the LBO rendered Tribune insolvent, that there was not reasonably equivalent value for the redemptions, and therefore the redemptions are voidable under constructive fraudulent transfer law.
Procedural History of the State Law Constructive Fraudulent Transfer Cases
A motion was filed with the Multidistrict Litigation (“MDL”) Panel to consolidate the State Law Constructive Fraudulent Transfer Cases for purposes of all pretrial proceedings. On December 19, 2011, the MDL Panel ordered the State Law Constructive Fraudulent Transfer Cases to be transferred to the Southern District of New York (the “District Court”).
On September 23, 2013, the District Court dismissed the claims against the shareholder defendants, holding that the plaintiffs lacked standing to pursue the claims so long as the Trustee in the FitzSimons Action maintained the actual fraudulent transfer claims in the FitzSimons case against the same shareholders.
On December 20, 2013, the plaintiffs appealed the decision to the Second Circuit Court of Appeals (the “Second Circuit”). The Second Circuit affirmed the dismissal on March 24, 2016. The Second Circuit held that Section 546(e) of the Bankruptcy Code barred the state-law fraudulent constructive transfer claims, finding that the claims were preempted because they conflict with the purpose of Section 546(e). On April 12, 2016, the plaintiffs moved for rehearing en banc in the Second Circuit; the motion was subsequently denied. The plaintiffs filed a petition for a writ of certiorari in the United States Supreme Court (the “Supreme Court”) on September 9, 2016. The shareholder defendants filed their opposition on October 24, 2016, to which the plaintiffs filed a reply on November 4, 2016.
On February 27, 2018, the Supreme Court issued its decision in Merit Management Group v. FTI Consulting (“Merit Management”), a case that, like Tribune, deals with the appropriate scope of section 546(e) of the Bankruptcy Code. On April 3, 2018, the Supreme Court issued a “statement” from two justices announcing that consideration of plaintiffs’ certiorari petition would be deferred for an undetermined period of time to “allow” the Second Circuit or the District Court to consider, among other things, whether the Second Circuit’s March 2016 decision should be vacated in light of Merit Management. On April 10, 2018, the plaintiffs asked the Second Circuit to vacate its prior decision and remand to the District Court for further proceedings. The shareholder defendants filed an opposition on April 20, 2018. On May 15, 2018, the Second Circuit entered an order recalling the mandate “in anticipation of further panel review.” The order did not provide any specific timing for, or guidance on, next steps.
Following the Second Circuit’s recall of its prior mandate in light of the Supreme Court’s decision in Merit Management, on December 19, 2019, the Second Circuit issued an amended opinion which vacated its prior March 24, 2016 opinion. This amended opinion once again affirmed the dismissal of the case — affirming the Second Circuit’s prior ruling regarding preemption, and holding that Tribune qualified as a “financial institution.” A new mandate was also issued. The plaintiffs once again moved for rehearing en banc in connection with this ruling on January 2, 2020, but this request was denied by the Second Circuit on February 6, 2020. On July 6, 2020 the plaintiffs filed a petition for writ of certiorari appealing the Second Circuit’s decision up to the Supreme Court. On August 26, 2020 the shareholder defendants filed an opposition to the petition for writ. The Supreme Court has not yet issued its determination on whether to accept or deny certiorari.
Procedural History of the FitzSimons Action
Similar to the State Law Constructive Fraudulent Transfer Cases, the FitzSimons Action was transferred to the District Court for pre-trial purposes. On November 20, 2013, the District Court entered an order stating that the FitzSimons Action would remain with the District Court. On January 6, 2017, the District Court dismissed the actual fraudulent transfer claims against the shareholder defendants without leave to replead. Because the January 6 decision did not fully dispose of all claims

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 13 — LITIGATION (continued)

asserted in the complaint, the Trustee could not automatically appeal the decision. On February 1, 2017, the Trustee sought leave to file a motion for certification of the Motion to Dismiss. On February 23, 2017, the District Court issued an order stating that it intended to delay certification of the Motion to Dismiss until certain other pending motions to dismiss (not involving the shareholder defendants) were resolved.
On July 18, 2017, the Trustee sought permission from the District Court to file a motion seeking leave to amend its complaint to include a constructive fraudulent transfer claim based on the anticipated ruling in Merit Management. On August 24, 2017, the District Court denied the request without prejudice, but noted that affirmance of Merit Management would give the Trustee a strong argument that he should be allowed to amend his complaint. On March 8, 2018, the Trustee renewed his request to amend his complaint to add a constructive fraudulent transfer claim in light of the Merit Management decision. On March 13, 2018, counsel for a number of shareholder defendants (including counsel for the Subject Fund) filed an opposition.
On June 18, 2018, the District Court entered an order staying any decision on the Trustee’s request on the grounds that it would be preferable to hold off until the Second Circuit issued a further ruling in the State Law Constructive Fraudulent Transfer Cases. The District Court also instructed the parties to file a joint letter indicating their views on proceeding with efforts to seek to achieve a global resolution of the case. On July 9, 2018, the parties submitted a joint letter that voiced general support for a broad based mediation effort.
On November 30, 2018, Judge Sullivan granted motions to dismiss brought by certain Tribune directors and officers. This decision did not directly impact the shareholder defendants, and because it did not resolve all of the pending motions to dismiss, it did not facilitate an appeal of the dismissal of claims against the shareholder defendants (which had been dismissed almost two years prior). On December 1, 2018, the FitzSimons Action (along with all other Tribune cases still pending in the District Court) were reassigned from Judge Sullivan to Judge Denise Cote. On December 17, 2018, the Trustee filed a motion for reconsideration of Judge Sullivan’s November 30, 2018 decision. On February 12, 2019, Judge Cote denied the Trustee’s motion for reconsideration in its entirety.
On March 27, 2019, Judge Cote lifted the stay previously imposed by Judge Sullivan and allowed the Trustee to move to amend the complaint to assert a constructive fraudulent transfer claim. The Trustee filed his motion on
April 4, 2019. The shareholder defendants’ opposition was filed on April 12, 2019. On April 23, 2019, Judge Cote denied the Trustee’s motion. Significantly, Judge Cote held that Tribune qualifies as a “financial institution” under section 546(e) of the Bankruptcy Code.
In mid-July 2019, the Trustee filed a notice of appeal from, among other things, the District Court’s order dismissing the intentional fraudulent transfer claims against the shareholder defendants as well as the order denying the Trustee’s request to amend the complaint to include constructive fraudulent transfer claims against the shareholder defendants. The Trustee filed his opening brief in early January 2020. The Second Circuit has directed that this appeal be heard in tandem with the appeal of the separate suit pursued by the Trustee against financial advisors Citigroup and Merrill Lynch. The defendants’ brief in the appeal of the Trustee’s fraudulent transfer action was filed on April 27, 2020, and a reply brief was filed by the Trustee on May 18, 2020. Oral argument in front of the Second Circuit occurred on August 24, 2020. The parties now await a ruling.
Potential Exposure
For the Subject Fund, if the plaintiffs obtain further review of the dismissal of the FitzSimons Action or the State Law Constructive Fraudulent Transfer Cases, and the decision to dismiss these cases is ultimately overturned, the potential exposure of the Subject Fund is the value of all shares sold in conjunction with the LBO transaction (i.e., $1,258,340), plus any pre-judgement interest granted by the court. The Subject Fund believes the claims raised in these actions are without merit and intends to vigorously defend against them.
NOTE 14 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 14 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 15 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Funds have concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 17 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2020, the Funds declared and paid dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Large-Cap Growth
Class A	$—	$1.9675	$4.6515	December 17, 2020	December 15, 2020
Class C	$—	$1.9675	$4.6515	December 17, 2020	December 15, 2020

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Class I	$0.1160	$1.9675	$4.6515	December 17, 2020	December 15, 2020
Class P3	$0.1563	$1.9675	$4.6515	December 17, 2020	December 15, 2020
Class R	$—	$1.9675	$4.6515	December 17, 2020	December 15, 2020
Class R6	$0.1543	$1.9675	$4.6515	December 17, 2020	December 15, 2020
Class W	$0.0873	$1.9675	$4.6515	December 17, 2020	December 15, 2020
Large Cap Value
All Classes	$—	$—	$0.8446	December 17, 2020	December 15, 2020
Class A	$0.0337	$—	$—	January 4, 2021	December 30, 2020
Class C	$0.0132	$—	$—	January 4, 2021	December 30, 2020
Class I	$0.0423	$—	$—	January 4, 2021	December 30, 2020
Class P3	$0.0428	$—	$—	January 4, 2021	December 30, 2020
Class R	$0.0287	$—	$—	January 4, 2021	December 30, 2020
Class R6	$0.0429	$—	$—	January 4, 2021	December 30, 2020
Class W	$0.0397	$—	$—	January 4, 2021	December 30, 2020
MidCap Opportunities
All Classes	$—	$2.4306	$2.6600	December 17, 2020	December 15, 2020
Multi-Manager Mid Cap Value
Class I	$0.1048	$0.0845	$0.2328	December 17, 2020	December 15, 2020
Class P	$0.1052	$0.0845	$0.2328	December 17, 2020	December 15, 2020
Class P3	$0.1046	$0.0845	$0.2328	December 17, 2020	December 15, 2020
U.S. High Dividend Low Volatility
Class A	$0.1121	$—	$—	January 4, 2021	December 30, 2020
Class I	$0.1235	$—	$—	January 4, 2021	December 30, 2020
Class P3	$0.1234	$—	$—	January 4, 2021	December 30, 2020
Class R6	$0.1235	$—	$—	January 4, 2021	December 30, 2020
Fund changes: The Board approved changes to the management fee and expense limits for U.S. High Dividend Low Volatility, all effective on or about December 31, 2020. The management fee is now 0.29% on all assets, and the Investment Adviser, through October 1, 2022, has agreed to further lower the expense limits to 0.60%, 0.35%, and 0.32% for Class A, Class I, and Class R6 shares, respectively. The expense limit for Class P3 is 0.00% through October 1, 2022.
Expense Limitation Agreements: On January 14, 2021, the Board approved revised side letter expense limitation agreements with respect to MidCap Opportunities and SmallCap Opportunities. Each effective January 1, 2021 through October 1, 2022. For MidCap Opportunities, the new non-recoupable side letter agreement is 1.26%, 2.01%, 0.93%, 1.51%, 0.83%, and 1.01% for Class A, Class C, Class I, Class R, Class R6, and Class W, respectively. For SmallCap Opportunities, the new non-recoupable side letter agreement is 1.33%, 2.08%, 0.98%, 1.58%, 0.88%, and 1.08% for Class A, Class C, Class I, Class R, Class R6, and Class W, respectively.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large-Cap Growth Fund	as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Communication Services: 10.3%
11,677 (1)	Alphabet, Inc. - Class A	$20,486,129	1.6
262,439 (1)	Altice USA, Inc.	8,901,931	0.7
201,285 (1)	Facebook, Inc.- Class A	55,749,906	4.4
345,452 (1)	Snap, Inc.	15,344,978	1.2
49,921 (1)	Spotify Technology SA	14,545,482	1.1
90,027 (1)	Take-Two Interactive Software, Inc.	16,250,774	1.3
		131,279,200	10.3
	Consumer Discretionary: 16.5%
40,768 (1)	Amazon.com, Inc.	129,154,655	10.2
120,550	Darden Restaurants, Inc.	13,016,989	1.0
95,796 (1)	Five Below, Inc.	14,982,494	1.2
52,742 (1)	O’Reilly Automotive, Inc.	23,335,170	1.8
212,290	Ross Stores, Inc.	22,825,421	1.8
50,124	Other Securities	6,239,937	0.5
		209,554,666	16.5
	Consumer Staples: 4.4%
83,962	Church & Dwight Co., Inc.	7,369,345	0.6
99,577	Constellation Brands, Inc.	20,496,930	1.6
196,398	Mondelez International, Inc.	11,283,065	0.9
223,211	Philip Morris International, Inc.	16,908,233	1.3
		56,057,573	4.4
	Financials: 1.9%
52,960	S&P Global, Inc.	18,630,269	1.5
63,173	Other Securities	5,503,000	0.4
		24,133,269	1.9
	Health Care: 13.3%
232,960	AbbVie, Inc.	24,362,957	1.9
125,823	Agilent Technologies, Inc.	14,708,709	1.1
23,375 (1)	Align Technology, Inc.	11,250,154	0.9
330,705 (1)	Boston Scientific Corp.	10,962,871	0.9
117,249	Danaher Corp.	26,337,643	2.1
161,612	Eli Lilly & Co.	23,538,788	1.8
99,409 (1)	Exact Sciences Corp.	12,034,453	0.9
144,248 (1)	Horizon Therapeutics Plc	10,159,386	0.8
46,906	Humana, Inc.	18,786,791	1.5
105,717 (2)	Other Securities	17,811,662	1.4
		169,953,414	13.3
	Industrials: 5.0%
115,109	Ametek, Inc.	13,643,870	1.1
10,915 (1)	CoStar Group, Inc.	9,938,871	0.8
244,939	CSX Corp.	22,056,757	1.7
41,772	Roper Technologies, Inc.	17,836,644	1.4
		63,476,142	5.0
	Information Technology: 43.8%
324,538 (1)	Advanced Micro Devices, Inc.	30,071,691	2.4
1,271,581	Apple, Inc.	151,381,718	11.9
73,192 (1)	Autodesk, Inc.	20,510,594	1.6
141,388 (1)	Cadence Design Systems, Inc.	16,443,424	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
69,094 (1)	Five9, Inc.	$10,723,389	0.8
74,290	Global Payments, Inc.	14,500,665	1.1
100,831	Intuit, Inc.	35,494,529	2.8
43,014	Lam Research Corp.	19,470,717	1.5
277,026	Microsoft Corp.	59,302,956	4.7
46,689	Motorola Solutions, Inc.	8,008,564	0.6
45,461	NXP Semiconductor NV - NXPI - US	7,201,932	0.6
39,130 (1)	Paycom Software, Inc.	16,320,340	1.3
110,506 (1)	PayPal Holdings, Inc.	23,661,545	1.9
65,988 (1)	RingCentral, Inc.	19,601,735	1.5
40,211 (1)	ServiceNow, Inc.	21,494,790	1.7
47,283 (1)	Twilio, Inc.	15,134,816	1.2
282,670	Visa, Inc. - Class A	59,459,635	4.7
18,607 (1)	Zebra Technologies Corp.	7,041,261	0.5
123,638 (2)	Other Securities	21,515,189	1.7
		557,339,490	43.8
	Materials: 1.6%
53,473	Avery Dennison Corp.	7,985,658	0.6
136,749 (1)	Crown Holdings, Inc.	12,888,593	1.0
		20,874,251	1.6
	Real Estate: 1.4%
61,190	SBA Communications Corp.	17,572,544	1.4
	Total Common Stock (Cost $836,366,574)	1,250,240,549	98.2
SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
19,894,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000% (Cost $19,894,000)	19,894,000	1.6
	Total Short-Term Investments (Cost $19,894,000)	19,894,000	1.6
	Total Investments in Securities (Cost $856,260,574)	$1,270,134,549	99.8
	Assets in Excess of Other Liabilities	2,010,342	0.2
	Net Assets	$1,272,144,891	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
Rate shown is the 7-day yield as of November 30, 2020.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large-Cap Growth Fund	as of November 30, 2020 (Unaudited) (continued)

Sector Diversification as of November 30, 2020 (as a percentage of net assets)

Information Technology	43.8%
Consumer Discretionary	16.5%
Health Care	13.3%
Communication Services	10.3%
Industrials	5.0%
Consumer Staples	4.4%
Financials	1.9%
Materials	1.6%
Real Estate	1.4%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%
* Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$1,250,240,549	$—	$—	$1,250,240,549
Short-Term Investments	19,894,000	—	—	19,894,000
Total Investments, at fair value	$1,270,134,549	$—	$—	$1,270,134,549

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $867,679,940.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$416,840,750
Gross Unrealized Depreciation	(14,386,142)
Net Unrealized Appreciation	$402,454,608

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Fund	as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Communication Services: 8.7%
87,346	Activision Blizzard, Inc.	$6,942,260	1.0
311,087	Comcast Corp. – Class A	15,629,011	2.3
377,251	Interpublic Group of Cos., Inc.	8,405,152	1.2
221,201	ViacomCBS, Inc. – Class B	7,803,971	1.1
142,828	Walt Disney Co.	21,139,973	3.1
		59,920,367	8.7
	Consumer Discretionary: 7.3%
62,257	Darden Restaurants, Inc.	6,722,511	1.0
51,799	Expedia Group, Inc.	6,448,458	1.0
97,564	Hasbro, Inc.	9,076,379	1.3
189,964	Las Vegas Sands Corp.	10,582,894	1.5
222,316	Other Securities	17,469,848	2.5
		50,300,090	7.3
	Consumer Staples: 8.2%
199,040	Coca-Cola Co.	10,270,464	1.5
40,637	Constellation Brands, Inc.	8,364,720	1.2
185,948	Philip Morris International, Inc.	14,085,561	2.1
111,163	Sysco Corp.	7,924,810	1.2
99,286	Walmart, Inc.	15,169,908	2.2
		55,815,463	8.2
	Energy: 4.6%
132,554	Chevron Corp.	11,556,058	1.7
512,587	Other Securities	19,846,934	2.9
		31,402,992	4.6
	Financials: 19.2%
321,579	American International Group, Inc.	12,361,497	1.8
193,757	Apollo Global Management, Inc.	8,451,680	1.2
52,253	Assurant, Inc.	6,746,907	1.0
511,048	Bank of America Corp.	14,391,112	2.1
285,996	Citigroup, Inc.	15,749,800	2.3
132,003	Discover Financial Services	10,054,668	1.5
56,469	Goldman Sachs Group, Inc.	13,020,622	1.9
275,256	Hartford Financial Services Group, Inc.	12,166,315	1.8
75,623	Intercontinental Exchange, Inc.	7,978,983	1.2
269,187	Truist Financial Corp.	12,495,660	1.8
338,432	US Bancorp	14,623,647	2.1
323,591	Other Securities	3,433,301	0.5
		131,474,192	19.2
	Health Care: 13.7%
105,461 (1)	Alcon, Inc.	6,772,705	1.0
231,267	Bristol-Myers Squibb Co.	14,431,061	2.1
41,136	Cigna Corp.	8,603,183	1.3
139,603	Johnson & Johnson	20,197,762	2.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
158,465	Medtronic PLC	$18,017,470	2.6
20,069	Thermo Fisher Scientific, Inc.	9,331,684	1.4
20,708	UnitedHealth Group, Inc.	6,964,929	1.0
54,911	Zimmer Biomet Holdings, Inc.	8,188,328	1.2
4,505 (2)	Other Securities	1,081,966	0.2
		93,589,088	13.7
	Industrials: 13.1%
36,890	Cummins, Inc.	8,527,861	1.2
60,516	L3Harris Technologies, Inc.	11,618,467	1.7
71,034	Norfolk Southern Corp.	16,836,479	2.4
48,678	Parker Hannifin Corp.	13,009,682	1.9
236,379	Raytheon Technologies Corp.	16,953,102	2.5
98,961	Timken Co.	7,267,696	1.1
41,213 (1)	United Rentals, Inc.	9,354,527	1.4
30,228	Other Securities	6,147,166	0.9
		89,714,980	13.1
	Information Technology: 9.4%
27,636	Broadcom, Inc.	11,098,065	1.6
121,852 (1)	Fiserv, Inc.	14,034,913	2.0
372,818	HP, Inc.	8,175,899	1.2
58,180	MKS Instruments, Inc.	8,027,676	1.2
58,897	Motorola Solutions, Inc.	10,102,603	1.5
58,921	NXP Semiconductor NV – NXPI – US	9,334,265	1.4
7,502 (2)	Other Securities	3,589,482	0.5
		64,362,903	9.4
	Materials: 5.0%
28,934	Air Products & Chemicals, Inc.	8,105,571	1.2
228,005	CF Industries Holdings, Inc.	8,504,586	1.2
97,800	Eastman Chemical Co.	9,525,720	1.4
69,091	Reliance Steel & Aluminum Co.	8,138,920	1.2
		34,274,797	5.0
	Real Estate: 4.4%
76,865	ProLogis, Inc.	7,690,343	1.1
1,125,313	VEREIT, Inc.	7,978,469	1.2
453,801	Other Securities	14,365,236	2.1
		30,034,048	4.4
	Utilities: 5.6%
81,714	Entergy Corp.	8,894,569	1.3
217,124	Exelon Corp.	8,917,283	1.3
144,878	NextEra Energy, Inc.	10,661,572	1.5
155,369	Other Securities	10,045,369	1.5
		38,518,793	5.6
	Total Common Stock (Cost $559,627,247)	679,407,713	99.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Fund	as of November 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
258,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000% (Cost $258,000)	$258,000	0.0
	Total Short-Term Investments (Cost $258,000)	258,000	0.0
	Total Investments in Securities (Cost $559,885,247)	$679,665,713	99.2
	Assets in Excess of Other Liabilities	5,313,887	0.8
	Net Assets	$684,979,600	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
Rate shown is the 7-day yield as of November 30, 2020.

Sector Diversification as of November 30, 2020 (as a percentage of net assets)

Financials	19.2%
Health Care	13.7%
Industrials	13.1%
Information Technology	9.4%
Communication Services	8.7%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	5.6%
Materials	5.0%
Energy	4.6%
Real Estate	4.4%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$679,407,713	$—	$—	$679,407,713
Short-Term Investments	258,000	—	—	258,000
Total Investments, at fair value	$679,665,713	$—	$—	$679,665,713

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Fund	as of November 30, 2020 (Unaudited) (continued)

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $588,319,599.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$126,237,593
Gross Unrealized Depreciation	(34,886,909)
Net Unrealized Appreciation	$91,350,684
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 6.3%
251,881 (1)	Snap, Inc.	$11,188,554	1.1
94,932 (1)	Spotify Technology SA	27,660,337	2.6
75,663 (1)	Take-Two Interactive Software, Inc.	13,657,928	1.3
270,975 (2)	Other Securities	13,506,010	1.3
		66,012,829	6.3
	Consumer Discretionary: 10.6%
53,560 (1)	Burlington Stores, Inc.	11,705,002	1.1
112,574	Darden Restaurants, Inc.	12,155,741	1.2
25,307	Domino’s Pizza, Inc.	9,934,769	1.0
128,836 (1)	Five Below, Inc.	20,149,950	1.9
50,891 (1)	O’Reilly Automotive, Inc.	22,516,214	2.2
127,999	Ross Stores, Inc.	13,762,452	1.3
130,297 (2)	Other Securities	20,881,073	1.9
		111,105,201	10.6
	Consumer Staples: 3.5%
161,831	Church & Dwight Co., Inc.	14,203,907	1.4
105,918	Constellation Brands, Inc.	21,802,161	2.1
		36,006,068	3.5
	Financials: 3.7%
52,723	MSCI, Inc. – Class A	21,585,851	2.1
125,156	Progressive Corp.	10,902,339	1.0
63,721	Other Securities	5,783,955	0.6
		38,272,145	3.7
	Health Care: 21.8%
114,356	Agilent Technologies, Inc.	13,368,217	1.3
52,627 (1)	Align Technology, Inc.	25,328,849	2.4
71,742 (1)	Amedisys, Inc.	17,561,724	1.7
135,713 (1)	BioMarin Pharmaceutical, Inc.	10,680,613	1.0
64,112 (1)	Charles River Laboratories International, Inc.	15,035,546	1.4
191,490 (1)	Exact Sciences Corp.	23,181,780	2.2
158,351 (1)	HealthEquity, Inc.	11,352,183	1.1
295,439 (1)	Horizon Therapeutics Plc	20,807,769	2.0
80,267 (1)	Nevro Corp.	12,943,054	1.2
108,705 (1)	Novocure Ltd.	13,658,783	1.3
145,482 (1)	PRA Health Sciences, Inc.	16,323,080	1.6
119,406 (1)	Tandem Diabetes Care, Inc.	11,209,835	1.1
40,164	Teleflex, Inc.	15,372,771	1.5
44,921 (1)	Veeva Systems, Inc.	12,437,277	1.2
49,249 (2)	Other Securities	8,387,597	0.8
		227,649,078	21.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 12.7%
173,417	Ametek, Inc.	$20,555,117	2.0
29,307 (1)	CoStar Group, Inc.	26,686,075	2.5
90,936	Hubbell, Inc.	14,694,348	1.4
53,667	IDEX Corp.	10,365,781	1.0
426,551	Quanta Services, Inc.	29,150,495	2.8
32,709	Roper Technologies, Inc.	13,966,743	1.3
167,729	Waste Connections, Inc.	17,440,462	1.7
		132,859,021	12.7
	Information Technology: 35.9%
234,525 (1)	Anaplan, Inc.	16,414,405	1.6
107,060 (1)	Aspen Technology, Inc.	14,394,217	1.4
50,651 (1)	Autodesk, Inc.	14,193,930	1.4
158,891	Booz Allen Hamilton Holding Corp.	13,790,150	1.3
160,910 (1)	Cadence Design Systems, Inc.	18,713,833	1.8
140,325	CDW Corp.	18,311,009	1.8
89,332 (1)	DocuSign, Inc.	20,356,976	2.0
189,593	Entegris, Inc.	17,560,104	1.7
39,960 (1)	Fair Isaac Corp.	18,892,289	1.8
121,142 (1)	Five9, Inc.	18,801,238	1.8
89,163 (1)	Inphi Corp.	13,831,856	1.3
42,064	Lam Research Corp.	19,040,690	1.8
37,200	Monolithic Power Systems, Inc.	11,902,512	1.1
81,624	NXP Semiconductor NV – NXPI – US	12,930,874	1.2
89,068 (1)	Paylocity Holding Corp.	17,510,769	1.7
98,096 (1)	RingCentral, Inc.	29,139,417	2.8
80,970 (1)	Twilio, Inc.	25,917,687	2.5
61,879 (1)	Zebra Technologies Corp.	23,416,251	2.2
167,657 (1)	Zendesk, Inc.	22,382,210	2.1
365,077 (2)(3)	Other Securities	27,565,962	2.6
		375,066,379	35.9
	Materials: 2.8%
134,079 (1)	Crown Holdings, Inc.	12,636,946	1.2
193,275 (2)	Other Securities	16,431,011	1.6
		29,067,957	2.8
	Real Estate: 1.2%
208,431	Equity Lifestyle Properties, Inc.	12,211,972	1.2
	Total Common Stock (Cost $768,794,570)	1,028,250,650	98.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of November 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 0.9%
1,366,195 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 11/30/20, 0.12%, due 12/01/20 (Repurchase Amount $1,366,199, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,393,519, due 01/01/21-05/15/62)	$1,366,195	0.1
1,531,837 (4)	Citadel Securities LLC, Repurchase Agreement dated 11/30/20, 0.17%, due 12/01/20 (Repurchase Amount $1,531,844, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,562,932, due 12/03/20-05/15/50)	1,531,837	0.2
2,121,144 (4)	Citigroup, Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,121,150, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $2,163,567, due 08/01/35-12/01/50)	2,121,144	0.2
1,973,006 (4)	Daiwa Capital Markets, Repurchase Agreement dated 11/30/20, 0.11%, due 12/01/20 (Repurchase Amount $1,973,012, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,012,466, due 12/03/20-12/01/50)	1,973,006	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: (continued)
2,121,144 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,121,150, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,163,567, due 12/08/20-12/01/50)	$2,121,144	0.2
	Total Repurchase Agreements (Cost $9,113,326)	9,113,326	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
16,469,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000% (Cost $16,469,000)	16,469,000	1.6
	Total Short-Term Investments (Cost $25,582,326)	25,582,326	2.5
	Total Investments in Securities (Cost $794,376,896)	$1,053,832,976	101.0
	Liabilities in Excess of Other Assets	(10,132,750)	(1.0)
	Net Assets	$1,043,700,226	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains securities on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of November 30, 2020.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of November 30, 2020 (Unaudited) (continued)

Sector Diversification as of November 30, 2020 (as a percentage of net assets)

Information Technology	35.9%
Health Care	21.8%
Industrials	12.7%
Consumer Discretionary	10.6%
Communication Services	6.3%
Financials	3.7%
Consumer Staples	3.5%
Materials	2.8%
Real Estate	1.2%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%
* Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$1,028,250,650	$—	$—	$1,028,250,650
Short-Term Investments	16,469,000	9,113,326	—	25,582,326
Total Investments, at fair value	$1,044,719,650	$9,113,326	$—	$1,053,832,976

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $802,797,806.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$262,443,107
Gross Unrealized Depreciation	(11,407,937)
Net Unrealized Appreciation	$251,035,170

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Mid Cap Value Fund	as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Communication Services: 2.0%
23,038 (1)	Liberty Media Corp. – Media C	$962,528	0.5
113,047 (2)	Other Securities	2,714,354	1.5
		3,676,882	2.0
	Consumer Discretionary: 11.6%
7,663	Best Buy Co., Inc.	833,734	0.4
18,758	Carter’s, Inc.	1,669,275	0.9
11,443	Lennar Corp. – Class A	868,066	0.5
8,248 (1)	Mohawk Industries, Inc.	1,037,846	0.6
21,060	PVH Corp.	1,674,059	0.9
26,690	Ross Stores, Inc.	2,869,709	1.6
5,546	Whirlpool Corp.	1,079,307	0.6
313,557 (2)(3)	Other Securities	11,211,548	6.1
		21,243,544	11.6
	Consumer Staples: 3.5%
33,244	Kroger Co.	1,097,052	0.6
113,311 (2)(3)	Other Securities	5,388,831	2.9
		6,485,883	3.5
	Energy: 0.7%
40,284	Other Securities	1,348,246	0.7

	Financials: 16.6%
6,947	Ameriprise Financial, Inc.	1,286,862	0.7
40,338	Bank of NT Butterfield & Son Ltd.	1,277,101	0.7
29,773	CIT Group, Inc.	997,098	0.5
49,687	East West Bancorp, Inc.	2,122,629	1.2
32,883	Fidelity National Financial, Inc.	1,183,459	0.7
17,474	First Republic Bank	2,263,932	1.2
32,198	SEI Investments Co.	1,698,445	0.9
196,322	SLM Corp.	2,082,976	1.1
13,073	State Street Corp.	921,385	0.5
53,423	Virtu Financial, Inc.	1,217,510	0.7
580,574 (2)	Other Securities	15,464,290	8.4
		30,515,687	16.6
	Health Care: 11.6%
30,172	Agilent Technologies, Inc.	3,527,107	1.9
9,926 (1)	Alexion Pharmaceuticals, Inc.	1,212,064	0.7
10,507	Becton Dickinson & Co.	2,467,464	1.4
16,155	Cardinal Health, Inc.	881,902	0.5
10,747 (1)	DaVita, Inc.	1,180,558	0.6
8,727 (1)	Jazz Pharmaceuticals PLC	1,227,976	0.7
17,517 (1)	Laboratory Corp. of America Holdings	3,500,597	1.9
6,451	McKesson Corp.	1,160,599	0.6
79,507 (2)(3)	Other Securities	6,126,584	3.3
		21,284,851	11.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 17.0%
59,026	Air Lease Corp.	$2,158,581	1.2
5,356	Cummins, Inc.	1,238,147	0.7
23,828	EMCOR Group, Inc.	2,053,497	1.1
34,216	Hexcel Corp.	1,694,376	0.9
26,731	Jacobs Engineering Group, Inc.	2,882,671	1.6
3,969	Roper Technologies, Inc.	1,694,763	0.9
372,159 (2)(3)	Other Securities	19,538,373	10.6
		31,260,408	17.0
	Information Technology: 16.0%
12,720	Amdocs Ltd.	837,103	0.5
10,360 (1)	Arrow Electronics, Inc.	949,494	0.5
9,961 (1)	Black Knight, Inc.	912,627	0.5
26,248 (1)	Euronet Worldwide, Inc.	3,528,781	1.9
65,840	Genpact Ltd.	2,676,396	1.5
46,202	HP, Inc.	1,013,210	0.6
29,810 (1)	Keysight Technologies, Inc.	3,578,392	1.9
14,100	Seagate Technology	829,221	0.4
37,794	Western Union Co.	852,633	0.5
11,341	Xilinx, Inc.	1,650,682	0.9
243,496 (2)(3)	Other Securities	12,525,990	6.8
		29,354,529	16.0
	Materials: 6.2%
16,255	Albemarle Corp.	2,210,193	1.2
7,565	Reliance Steel & Aluminum Co.	891,157	0.5
175,614 (2)(3)	Other Securities	8,317,554	4.5
		11,418,904	6.2
	Real Estate: 9.8%
13,015	Alexandria Real Estate Equities, Inc.	2,130,946	1.2
52,623 (1)	CBRE Group, Inc.	3,217,370	1.8
3,821	Equinix, Inc.	2,666,256	1.4
21,329	Mid-America Apartment Communities, Inc.	2,690,867	1.5
482,688 (3)	Other Securities	7,176,350	3.9
		17,881,789	9.8
	Utilities: 3.6%
32,180	PPL Corp.	914,556	0.5
156,715	Other Securities	5,586,151	3.1
		6,500,707	3.6
	Total Common Stock (Cost $158,703,035)	180,971,430	98.6
EXCHANGE-TRADED FUNDS: 0.2%
4,533	Other Securities	297,863	0.2
	Total Exchange-Traded Funds (Cost $282,724)	297,863	0.2
	Total Long-Term Investments (Cost $158,985,759)	181,269,293	98.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Mid Cap Value Fund	as of November 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 0.5%
919,899 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $919,902, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $938,297, due 12/08/20-12/01/50) (Cost $919,899)	$919,899	0.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
2,073,199 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000% (Cost $2,073,199)	2,073,199	1.1
	Total Short-Term Investments (Cost $2,993,098)	2,993,098	1.6
	Total Investments in Securities (Cost $161,978,857)	$184,262,391	100.4
	Liabilities in Excess of Other Assets	(722,439)	(0.4)
	Net Assets	$183,539,952	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains securities on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of November 30, 2020.

Sector Diversification as of November 30, 2020 (as a percentage of net assets)

Industrials	17.0%
Financials	16.6%
Information Technology	16.0%
Health Care	11.6%
Consumer Discretionary	11.6%
Real Estate	9.8%
Materials	6.2%
Utilities	3.6%
Consumer Staples	3.5%
Communication Services	2.0%
Energy	0.7%
Exchange-Traded Funds	0.2%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%
* Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$180,971,430	$—	$—	$180,971,430
Exchange-Traded Funds	297,863	—	—	297,863
Short-Term Investments	2,073,199	919,899	—	2,993,098
Total Investments, at fair value	$183,342,492	$919,899	$—	$184,262,391

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Mid Cap Value Fund	as of November 30, 2020 (Unaudited) (continued)

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $162,511,910.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$32,907,225
Gross Unrealized Depreciation	(11,156,744)
Net Unrealized Appreciation	$21,750,481
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Fund	as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.9%
	Communication Services: 1.1%
179,762 (1)	Other Securities	$2,579,833	1.1

	Consumer Discretionary: 18.1%
65,573 (2)	Caesars Entertainment, Inc.	4,466,833	1.9
9,352 (2)	Deckers Outdoor Corp.	2,380,926	1.0
13,575 (2)	Helen of Troy Ltd.	2,742,014	1.1
18,713	LCI Industries	2,353,721	1.0
6,594	Lithia Motors, Inc.	1,907,644	0.8
19,475	Marriott Vacations Worldwide Corp.	2,479,752	1.0
22,788	Strategic Education, Inc.	2,139,565	0.9
30,001	Texas Roadhouse, Inc.	2,274,076	1.0
36,827	Winnebago Industries	1,949,253	0.8
481,593 (1)(3)	Other Securities	20,619,677	8.6
		43,313,461	18.1
	Consumer Staples: 1.3%
154,861 (1)	Other Securities	3,236,348	1.3

	Financials: 4.6%
16,469	Primerica, Inc.	2,145,417	0.9
32,296	Prosperity Bancshares, Inc.	2,029,158	0.8
16,798	Signature Bank	1,884,567	0.8
183,779 (1)(3)	Other Securities	4,910,521	2.1
		10,969,663	4.6
	Health Care: 29.7%
57,562 (2)	1Life Healthcare, Inc.	1,892,063	0.8
33,457 (2)	Arrowhead Pharmaceuticals, Inc.	2,092,066	0.9
21,320 (2)	Blueprint Medicines Corp.	2,304,265	1.0
44,595	Cantel Medical Corp.	2,650,281	1.1
31,358	Encompass Health Corp.	2,526,828	1.1
31,810 (2)	Globus Medical, Inc.	1,911,145	0.8
21,808 (2)	Haemonetics Corp.	2,461,033	1.0
40,922 (2)	HealthEquity, Inc.	2,933,698	1.2
20,465	Hill-Rom Holdings, Inc.	1,941,310	0.8
62,480 (2)	HMS Holdings Corp.	1,963,121	0.8
31,455 (2)	Magellan Health, Inc.	2,486,518	1.0
11,349 (2)	Mirati Therapeutics, Inc.	2,699,360	1.1
20,158 (2)	Omnicell, Inc.	2,113,566	0.9
33,137 (2)	Syneos Health, Inc.	2,181,740	0.9
1,770,357 (1)(3)	Other Securities	38,924,836	16.3
		71,081,830	29.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 16.3%
31,704 (2)	ASGN, Inc.	$2,478,619	1.0
105,034 (2)	Builders FirstSource, Inc.	3,929,322	1.6
40,678	Crane Co.	2,828,341	1.2
30,776	EMCOR Group, Inc.	2,652,276	1.1
27,283	John Bean Technologies Corp.	3,016,409	1.3
21,965	Tetra Tech, Inc.	2,619,326	1.1
76,865	Werner Enterprises, Inc.	3,073,831	1.3
387,335 (1)(3)	Other Securities	18,346,367	7.7
		38,944,491	16.3
	Information Technology: 24.1%
80,299 (2)	ACI Worldwide, Inc.	2,616,142	1.1
39,874 (2)	Advanced Energy Industries, Inc.	3,846,246	1.6
8,886 (2)	CACI International, Inc.	2,108,559	0.9
41,020 (2)	Envestnet, Inc.	3,292,265	1.4
69,871	EVERTEC, Inc.	2,597,105	1.1
47,589 (2)	j2 Global, Inc.	4,264,450	1.8
57,461 (2)	Lattice Semiconductor Corp.	2,404,743	1.0
46,433 (2)	Mimecast Ltd.	2,088,556	0.8
58,987 (2)	Onto Innovation, Inc.	2,607,815	1.1
18,228 (2)	Proofpoint, Inc.	1,886,416	0.8
18,639 (2)	Q2 Holdings, Inc.	2,113,104	0.9
35,967 (2)	RealPage, Inc.	2,481,363	1.0
25,273 (2)	Silicon Laboratories, Inc.	2,962,248	1.2
173,622 (2)	Verra Mobility Corp.	2,118,189	0.9
189,646 (2)	Viavi Solutions, Inc.	2,568,755	1.1
463,484 (1)(3)	Other Securities	17,744,446	7.4
		57,700,402	24.1
	Materials: 2.8%
55,679	Avient Corp.	2,035,067	0.8
30,832	Sensient Technologies Corp.	2,211,271	0.9
41,428	Other Securities	2,558,649	1.1
		6,804,987	2.8
	Real Estate: 1.9%
125,079	Other Securities	4,526,843	1.9
	Total Common Stock (Cost $204,420,565)	239,157,858	99.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Fund	as of November 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Repurchase Agreements: 4.4%
1,574,106 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 11/30/20, 0.12%, due 12/01/20 (Repurchase Amount $1,574,111, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,605,588, due 01/01/21-05/15/62)	$1,574,106	0.7
1,764,958 (4)	Citadel Securities LLC, Repurchase Agreement dated 11/30/20, 0.17%, due 12/01/20 (Repurchase Amount $1,764,966, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,800,786, due 12/03/20- 05/15/50)	1,764,958	0.7
2,273,382 (4)	Citigroup, Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,273,388, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $2,318,850, due 08/01/35- 12/01/50)	2,273,382	1.0
2,443,997 (4)	MUFG Securities America Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,444,004, collateralized by various U.S. Government Agency Obligations, 2.219%-4.500%, Market Value plus accrued interest $2,492,877, due 07/01/37-07/01/49)	2,443,997	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,443,997 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,444,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,492,877, due 12/08/20-12/01/50)	$2,443,997	1.0
	Total Repurchase Agreements (Cost $10,500,440)	10,500,440	4.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,412,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000% (Cost $1,412,000)	1,412,000	0.6
	Total Short-Term Investments (Cost $11,912,440)	11,912,440	5.0
	Total Investments in Securities (Cost $216,333,005)	$251,070,298	104.9
	Liabilities in Excess of Other Assets	(11,636,924)	(4.9)
	Net Assets	$239,433,374	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains non-income producing securities.

(2)
Non-income producing security.

(3)
The grouping contains securities on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of November 30, 2020.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Fund	as of November 30, 2020 (Unaudited) (continued)

Sector Diversification as of November 30, 2020 (as a percentage of net assets)

Health Care	29.7%
Information Technology	24.1%
Consumer Discretionary	18.1%
Industrials	16.3%
Financials	4.6%
Materials	2.8%
Real Estate	1.9%
Consumer Staples	1.3%
Communication Services	1.1%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%
* Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$239,157,858	$—	$—	$239,157,858
Short-Term Investments	1,412,000	10,500,440	—	11,912,440
Total Investments, at fair value	$240,569,858	$10,500,440	$—	$251,070,298

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $233,765,600.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$40,785,265
Gross Unrealized Depreciation	(23,480,566)
Net Unrealized Appreciation	$17,304,699

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend	SUMMARY PORTFOLIO OF INVESTMENTS
Low Volatility Fund	as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Communication Services: 5.7%
21,031	Activision Blizzard, Inc.	$1,671,544	0.8
89,627	AT&T, Inc.	2,576,776	1.2
57,289	Comcast Corp. – Class A	2,878,199	1.3
47,957	Verizon Communications, Inc.	2,897,083	1.3
170,425	Other Securities	2,394,792	1.1
		12,418,394	5.7
	Consumer Discretionary: 5.4%
7,628	Dollar General Corp.	1,667,328	0.8
11,636	Target Corp.	2,089,011	0.9
119,732	Other Securities	8,105,828	3.7
		11,862,167	5.4
	Consumer Staples: 8.1%
14,315	PepsiCo, Inc.	2,064,653	0.9
26,868	Philip Morris International, Inc.	2,035,251	0.9
25,112	Procter & Gamble Co.	3,487,303	1.6
14,951	Walmart, Inc.	2,284,363	1.1
144,974	Other Securities	7,962,927	3.6
		17,834,497	8.1
	Energy: 2.6%
20,863	Chevron Corp.	1,818,837	0.8
289,510	Other Securities	3,931,902	1.8
		5,750,739	2.6
	Financials: 7.6%
16,059	Intercontinental Exchange, Inc.	1,694,385	0.8
17,581	JPMorgan Chase & Co.	2,072,448	0.9
3,138	MarketAxess Holdings, Inc.	1,691,947	0.8
5,125	S&P Global, Inc.	1,802,872	0.8
11,736	T. Rowe Price Group, Inc.	1,683,060	0.8
57,106	Other Securities	7,705,898	3.5
		16,650,610	7.6
	Health Care: 15.0%
25,993	AbbVie, Inc.	2,718,348	1.2
9,169	Amgen, Inc.	2,035,885	0.9
35,854	Bristol-Myers Squibb Co.	2,237,290	1.0
14,083	Eli Lilly & Co.	2,051,189	0.9
28,545	Gilead Sciences, Inc.	1,731,825	0.8
25,813	Johnson & Johnson	3,734,625	1.7
31,909	Merck & Co., Inc.	2,565,164	1.2
71,625	Pfizer, Inc.	2,743,954	1.3
10,285	Zoetis, Inc.	1,649,508	0.8
116,380 (1)	Other Securities	11,423,290	5.2
		32,891,078	15.0
	Industrials: 8.8%
4,880	Lockheed Martin Corp.	1,781,200	0.8
3,972	Roper Technologies, Inc.	1,696,044	0.8
13,844	Waste Management, Inc.	1,649,236	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
148,490	Other Securities	$14,071,232	6.4
		19,197,712	8.8
	Information Technology: 34.8%
9,574	Accenture PLC	2,384,788	1.1
12,524	Automatic Data Processing, Inc.	2,177,673	1.0
60,355	Cisco Systems, Inc.	2,596,472	1.2
21,915	Cognex Corp.	1,646,693	0.7
22,476	Cognizant Technology Solutions Corp.	1,756,050	0.8
18,910	Dolby Laboratories, Inc.	1,672,590	0.8
53,289	Intel Corp.	2,576,523	1.2
13,071	International Business Machines Corp.	1,614,530	0.7
5,617	Intuit, Inc.	1,977,296	0.9
5,115	Mastercard, Inc. – Class A	1,721,249	0.8
54,544	Microsoft Corp.	11,676,234	5.3
5,276	Monolithic Power Systems, Inc.	1,688,109	0.8
6,372	Nvidia Corp.	3,415,774	1.6
33,771	Oracle Corp.	1,949,262	0.9
19,084	Paychex, Inc.	1,777,675	0.8
18,647	Qualcomm, Inc.	2,744,279	1.3
15,270	Texas Instruments, Inc.	2,462,288	1.1
13,995	Xilinx, Inc.	2,036,972	0.9
524,829	Other Securities	28,369,722	12.9
		76,244,179	34.8
	Materials: 3.7%
5,841	Air Products & Chemicals, Inc.	1,636,298	0.8
12,402	Packaging Corp. of America	1,612,260	0.7
79,222	Other Securities	4,912,165	2.2
		8,160,723	3.7
	Real Estate: 1.1%
10,283	Other Securities	2,335,393	1.1

	Utilities: 4.8%
20,414	Duke Energy Corp.	1,891,561	0.8
155,777	Other Securities	8,746,695	4.0
		10,638,256	4.8
	Total CommonStock (Cost $184,097,507)	213,983,748	97.6
EXCHANGE-TRADED FUNDS: 1.9%
20,675	iShares Russell 1000 ETF	4,222,455	1.9
	Total Exchange-Traded Funds (Cost $3,812,796)	4,222,455	1.9

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend	SUMMARY PORTFOLIO OF INVESTMENTS
Low Volatility Fund	as of November 30, 2020 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS (continued)
Total Long-Term Investments (Cost $187,910,303)	218,206,203	99.5
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
681,000	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000% (Cost $681,000)	$681,000	0.3
		Total Short-Term Investments (Cost $681,000)	681,000	0.3
		Total Investments in Securities (Cost $188,591,303)	$218,887,203	99.8
		Assets in Excess of Other Liabilities	387,479	0.2
		Net Assets	$219,274,682	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
The grouping contains non-income producing securities.

(2)
Rate shown is the 7-day yield as of November 30, 2020.

Sector Diversification as of November 30, 2020 (as a percentage of net assets)

Information Technology	34.8%
Health Care	15.0%
Industrials	8.8%
Consumer Staples	8.1%
Financials	7.6%
Communication Services	5.7%
Consumer Discretionary	5.4%
Utilities	4.8%
Materials	3.7%
Energy	2.6%
Exchange-Traded Funds	1.9%
Real Estate	1.1%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%
* Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$213,983,748	$—	$—	$213,983,748
Exchange-Traded Funds	4,222,455	—	—	4,222,455
Short-Term Investments	681,000	—	—	681,000
Total Investments, at fair value	$218,887,203	$—	$—	$218,887,203

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $189,300,000.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$33,787,301
Gross Unrealized Depreciation	(4,200,099)
Net Unrealized Appreciation	$29,587,202
See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 19, 2020, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the management and sub-advisory contracts, and who are not “interested persons” of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, Voya SmallCap Opportunities Fund, and Voya U.S. High Dividend Low Volatility Fund, each a series of the Trust (the “Funds”), as such term is defined under the 1940 Act (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds , and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, LSV Asset Management, or Hahn Capital Management, LLC, as applicable, the respective sub-advisers to each Fund (the “Sub-Advisers”) for an additional one year period ending November 30, 2021.
In addition to the Board meeting on November 19, 2020, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 8, 2020, and November 17, 2020. At those meetings the Board reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for each Voya fund, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund that is assigned to that IRC to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers..
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and a Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Advisers with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and the Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. With respect to Voya Multi-Manager Mid Cap Value Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. The Board also considered the impact of fee waiver and expense reimbursement arrangements in instances where a share class of a Fund is operating such that its expense ratio is below the expense limit applicable to that share class. In evaluating these matters, the Independent Trustees also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

offered by the Manager and the Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or the Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-advisory fee schedules and that the Manager is responsible for paying the fees of the Sub-Adviser.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses a Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated
Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Advisers that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do typically employ different methodologies in connection with these calculations.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Advisers’ potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2020, November 17,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

2020, and/or November 19, 2020 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2020. In addition, the Board also considered at its October 7, 2020, November 17, 2020, and November 19, 2020 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Large-Cap Growth Fund
In considering whether to approve the renewal of the Contracts for Voya Large-Cap Growth Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the first quintile of its Morningstar category for the ten-year period, the second quintile for the one-year, three-year and five-year periods, and the third quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Large Cap Value Fund
In considering whether to approve the renewal of the Contracts for Voya Large Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date, one-year and ten-year periods and the fourth quintile for the three-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact that security selection had on the Fund’s performance; and (2) its confidence in the Sub-Adviser’s ability to meet the Fund’s investment objective.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya MidCap Opportunities Fund
In considering whether to approve the renewal of the Contracts for Voya MidCap Opportunities Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date, one-year and ten-year periods, and the third quintile for the three-year and five-year periods; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year, five-year and ten-year periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fifth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) management’s representations regarding its belief that the Fund’s pricing is competitive; and (2) that, at the Board’s direction during the 2019 annual contract renewal cycle, the Fund’s expense limits were lowered, effective January 1, 2020.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Multi-Manager Mid Cap Value Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Mid Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date, one-year and three-year periods, and the fourth quintile for the five-year period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) factors that affected each Sub-Adviser’s performance; (2) changes to the Sub-Advisers managing the Fund, effective November 15, 2019; and (3) its confidence that the current mix of Sub-Advisers has the potential to outperform its benchmark and peers.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to each Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

process, different Board members may have given different weight to different individual factors and related conclusions.
Voya SmallCap Opportunities Fund
In considering whether to approve the renewal of the Contracts for Voya SmallCap Opportunities Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the year-to-date, one-year and ten-year periods, and the fifth quintile for the three-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding the impact of security selection and sector allocation on the Fund’s performance during the periods presented.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio; and (2) that, at the Board’s direction during the 2019 annual contract renewal cycle, the Fund’s expense limits were lowered, effective January 1, 2020.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya U.S. High Dividend Low Volatility Fund
In considering whether to approve the renewal of the Contracts for Voya U.S. High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date, one-year and three-year periods; and (2) the Fund underperformed its primary benchmark for the year-to-date, one-year and three-year periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163312         (1120-012221)

Semi-Annual Report
November 30, 2020
Classes A, C, I, P3, R, R6 and W
Domestic Equity and Growth Funds
■
Voya Corporate Leaders® 100 Fund

■
Voya Small Company Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.
Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

A Tough Year Ends On An Upbeat Note
Dear Shareholder,
A build-up of nerve-wracking economic, pandemic and political events during September and October culminated in the apparent avoidance of worst-case scenarios. Volatile market performance in October thus was followed by a relatively strong rally in November, with most major equity indexes delivering double-digit monthly returns and single-digit returns for the fiscal quarterly reporting period ended November 30, 2020. Fixed income assets also delivered positive returns for November and the three-month reporting period.
The coronavirus pandemic has caused an unusual type of recession, which has compelled policymakers and the healthcare community to implement extraordinary measures in record-breaking time. This has led to a quick turnaround of economic growth, which has been outdone only by the quick snap-back of the financial markets. We believe that the market’s ability to look forward has been on full display during this crisis. Throughout untold amounts of uncertainty, investors have focused on anticipating what the world will look like after the pandemic is behind us. Early optimism that we would find effective vaccines has proven realistic, and in our opinion enhances forecasters’ credibility about predicting a return to normalcy.
This doesn’t mean that we’re out of the woods; we believe many coronavirus challenges still confront us, and sustaining financial market performance will require Washington policymakers to cooperate at levels we haven’t seen for some time. Despite the recent coronavirus surge and the socially isolating, winter hunkering it will entail, we think markets can continue to hold their own. In our view, we are hopeful that with wider distribution of the recently approved coronavirus vaccines, at some point infection rates will begin to subside; also, we continue to hope that fiscal policymakers will align more with central banks in countering the economic impacts of the coronavirus.
As a tough year winds down it is our opinion that the economic outlook is brightening, reinforcing our oft-stated belief that investors are best served by staying in the markets. We remain firmly convinced that time in the markets, not timing the markets, leads to better long-term investment outcomes. Also, we continue to emphasize our belief that diversifying portfolios as broadly as possible offers the most likely path to realizing investors’ goals. Should your goals change, discuss them thoroughly with your financial advisor before making any shifts in your portfolio strategy.
We remain humble and realistic in the face of the challenges ahead, but well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
December 4, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2020*	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2020*
Voya Corporate Leaders® 100 Fund
Class A	$1,000.00	$1,209.30	0.81%	$4.49	$1,000.00	$1,021.01	0.81%	$4.10
Class C	1,000.00	1,206.10	1.39	7.69	1,000.00	1,018.10	1.39	7.03
Class I	1,000.00	1,211.70	0.49	2.72	1,000.00	1,022.61	0.49	2.48
Class P3	1,000.00	1,214.80	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,207.70	1.14	6.31	1,000.00	1,019.35	1.14	5.77
Class R6	1,000.00	1,211.60	0.48	2.66	1,000.00	1,022.66	0.48	2.43
Class W	1,000.00	1,211.20	0.56	3.10	1,000.00	1,022.26	0.56	2.84
Voya Small Company Fund
Class A	$1,000.00	$1,267.70	1.35%	$7.67	$1,000.00	$1,018.30	1.35%	$6.83
Class C	1,000.00	1,262.90	2.10	11.91	1,000.00	1,014.54	2.10	10.61
Class I	1,000.00	1,268.90	1.04	5.92	1,000.00	1,019.85	1.04	5.27
Class R	1,000.00	1,264.90	1.60	9.08	1,000.00	1,017.05	1.60	8.09
Class R6	1,000.00	1,269.10	1.04	5.92	1,000.00	1,019.85	1.04	5.27
Class W	1,000.00	1,268.10	1.10	6.25	1,000.00	1,019.55	1.10	5.57

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2020 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
ASSETS:
Investments in securities at fair value+*	$708,031,646	$373,407,013
Short-term investments at fair value†	7,081,000	16,118,355
Cash	—	45,418
Cash collateral for futures contracts	487,405	—
Receivables:
Investment securities sold	—	4,015,408
Fund shares sold	94,965	237,511
Dividends	1,832,293	234,768
Interest	37	29
Prepaid expenses	69,850	76,764
Reimbursement due from Investment Adviser	80,370	25,024
Other assets	52,517	27,663
Total assets	717,730,083	394,187,953
LIABILITIES:
Payable for investment securities purchased	—	1,546,771
Payable for fund shares redeemed	794,937	400,993
Payable upon receipt of securities loaned	—	12,030,355
Payable for investment management fees	277,335	274,458
Payable for distribution and shareholder service fees	143,859	10,461
Payable to trustees under the deferred compensation plan (Note 6)	52,517	27,663
Payable for trustee fees	3,335	1,766
Other accrued expenses and liabilities	516,254	1,064,169
Total liabilities	1,788,237	15,356,636
NET ASSETS	$715,941,846	$378,831,317
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$309,861,484	$359,228,855
Total distributable earnings	406,080,362	19,602,462
NET ASSETS	$715,941,846	$378,831,317
+ Including securities loaned at value	$—	$11,710,279
* Cost of investments in securities	$422,240,875	$350,543,935
† Cost of short-term investments	$7,081,000	$16,118,355
See Accompanying Notes to Financial Statements
3

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2020 (Unaudited) (continued)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
Class A
Net assets	$382,612,195	$37,484,127
Shares authorized	Unlimited	Unlimited
Par value	$0.01	$0.01
Shares outstanding	16,349,074	2,999,816
Net asset value and redemption price per share†	$23.40	$12.50
Maximum offering price per share (5.75%)(1)	$24.83	$13.26
Class C
Net assets	$75,842,159	$3,706,519
Shares authorized	Unlimited	Unlimited
Par value	$0.01	$0.01
Shares outstanding	3,273,479	410,527
Net asset value and redemption price per share†	$23.17	$9.03
Class I
Net assets	$171,647,541	$219,627,520
Shares authorized	Unlimited	Unlimited
Par value	$0.01	$0.01
Shares outstanding	7,314,460	14,104,926
Net asset value and redemption price per share	$23.47	$15.57
Class P3
Net assets	$3,936	n/a
Shares authorized	Unlimited	n/a
Par value	$0.01	n/a
Shares outstanding	163	n/a
Net asset value and redemption price per share	$24.21	n/a
Class R
Net assets	$55,935,187	$58,468
Shares authorized	Unlimited	Unlimited
Par value	$0.01	$0.01
Shares outstanding	2,410,971	4,673
Net asset value and redemption price per share	$23.20	$12.51
Class R6
Net assets	$13,479,976	$80,544,811
Shares authorized	Unlimited	Unlimited
Par value	$0.01	$0.01
Shares outstanding	574,213	5,159,937
Net asset value and redemption price per share	$23.48	$15.61
Class W
Net assets	$16,420,852	$37,409,872
Shares authorized	Unlimited	Unlimited
Par value	$0.01	$0.01
Shares outstanding	698,556	2,403,683
Net asset value and redemption price per share	$23.51	$15.56

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENTS OF OPERATIONS for the six months ended November 30, 2020 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,249,350	$1,880,742
Securities lending income, net	—	16,851
Total investment income	8,249,350	1,897,593
EXPENSES:
Investment management fees	1,630,189	1,657,073
Distribution and shareholder service fees:
Class A	437,354	42,548
Class C	375,193	17,765
Class R	132,513	120
Transfer agent fees:
Class A	275,825	30,993
Class C	59,297	3,235
Class I	69,741	195,621
Class P3(1)	20	19
Class R	41,824	43
Class R6	115	425
Class W	13,051	35,689
Shareholder reporting expense	40,218	40,260
Registration fees	85,999	87,519
Professional fees	38,298	32,025
Custody and accounting expense	47,529	55,998
Trustee fees	13,340	7,067
Licensing fee (Note 7)	66,535	—
Miscellaneous expense	28,063	24,843
Interest expense	—	1,788
Total expenses	3,355,104	2,233,031
Waived and reimbursed fees	(629,344)	(309,728)
Net expenses	2,725,760	1,923,303
Net investment income (loss)	5,523,590	(25,710)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	42,508,653	39,248,268
Foreign currency related transactions	—	75
Futures	1,221,863	—
Net realized gain	43,730,516	39,248,343
Net change in unrealized appreciation (depreciation) on:
Investments	78,891,331	44,607,002
Futures	(507,270)	—
Net change in unrealized appreciation (depreciation)	78,384,061	44,607,002
Net realized and unrealized gain	122,114,577	83,855,345
Increase in net assets resulting from operations	$127,638,167	$83,829,635
* Foreign taxes withheld	$—	$2,807

(1)
Class P3 of Voya Small Company Fund was fully redeemed on November 2, 2020.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Corporate Leaders® 100 Fund		Voya Small Company Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$5,523,590	$13,489,647	$(25,710)	$733,188
Net realized gain (loss)	43,730,516	103,945,466	39,248,343	(38,964,627)
Net change in unrealized appreciation (depreciation)	78,384,061	(71,325,931)	44,607,002	26,342,921
Increase (decrease) in net assets resulting from operations	127,638,167	46,109,182	83,829,635	(11,888,518)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(31,558,099)	—	(60,534)
Class C	—	(9,019,007)	—	(5,032)
Class I	—	(17,957,469)	—	(1,032,901)
Class P3(1)	—	(276)	—	(2,321)
Class R	—	(5,015,338)	—	(511)
Class R6	—	(1,818,359)	—	(198,145)
Class W	—	(7,620,330)	—	(415)
Return of capital:
Class A	—	—	—	(21,714)
Class C	—	—	—	(3,788)
Class I	—	—	—	(108,692)
Class P3(1)	—	—	—	(1,578)
Class R	—	—	—	(46)
Class R6	—	—	—	(33,713)
Class W	—	—	—	(304)
Total distributions	—	(72,988,878)	—	(1,469,694)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,295,194	128,280,805	22,512,260	150,110,552
Reinvestment of distributions	—	65,587,937	—	1,423,361
	29,295,194	193,868,742	22,512,260	151,533,913
Cost of shares redeemed	(78,106,549)	(305,022,700)	(129,395,404)	(226,033,019)
Net decrease in net assets resulting from capital share transactions	(48,811,355)	(111,153,958)	(106,883,144)	(74,499,106)
Net increase (decrease) in net assets	78,826,812	(138,033,654)	(23,053,509)	(87,857,318)
NET ASSETS:
Beginning of year or period	637,115,034	775,148,688	401,884,826	489,742,144
End of year or period	$715,941,846	$637,115,034	$378,831,317	$401,884,826

(1)
Class P3 of Voya Small Company Fund was fully redeemed on November 2, 2020.

See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	$(000’s)	(%)
Voya Corporate Leaders® 100 Fund
Class A
11-30-20+	19.35	0.18•	3.87	4.05	—	—	—	—	—	23.40	20.93	0.99	0.81	0.81	1.66	382,612	10
05-31-20	20.14	0.36•	0.86	1.22	0.38	1.63	—	2.01	—	19.35	5.08	0.95	0.82	0.82	1.73	323,701	103
05-31-19	21.70	0.36•	(0.02)	0.34	0.37	1.53	—	1.90	—	20.14	1.99	0.92	0.81	0.81	1.68	329,079	23
05-31-18	20.11	0.31•	1.93	2.24	0.33	0.32	—	0.65	—	21.70	11.08	0.90	0.81	0.81	1.46	280,385	14
05-31-17	17.75	0.30•	2.35	2.65	0.29	—	—	0.29	—	20.11	15.00	0.91	0.81	0.81	1.57	298,606	19
05-31-16	18.11	0.28	(0.38)	(0.10)	0.26	—	—	0.26	—	17.75	(0.50)	0.93	0.81	0.81	1.60	298,764	33
Class C
11-30-20+	19.21	0.11•	3.85	3.96	—	—	—	—	—	23.17	20.61	1.74	1.39	1.39	1.06	75,842	10
05-31-20	20.01	0.24•	0.86	1.10	0.27	1.63	—	1.90	—	19.21	4.51	1.70	1.36	1.36	1.17	77,642	103
05-31-19	21.54	0.24•	0.00*	0.24	0.24	1.53	—	1.77	—	20.01	1.48	1.67	1.35	1.35	1.11	99,290	23
05-31-18	19.97	0.20•	1.90	2.10	0.21	0.32	—	0.53	—	21.54	10.47	1.65	1.35	1.35	0.93	110,325	14
05-31-17	17.63	0.19•	2.33	2.52	0.18	—	—	0.18	—	19.97	14.37	1.66	1.37	1.37	1.02	109,432	19
05-31-16	18.02	0.18•	(0.39)	(0.21)	0.18	—	—	0.18	—	17.63	(1.15)	1.68	1.37	1.37	1.05	107,782	33
Class I
11-30-20+	19.37	0.21•	3.89	4.10	—	—	—	—	—	23.47	21.17	0.67	0.49	0.49	1.97	171,648	10
05-31-20	20.15	0.43•	0.87	1.30	0.45	1.63	—	2.08	—	19.37	5.45	0.62	0.50	0.50	2.04	156,971	103
05-31-19	21.71	0.41•	(0.01)	0.40	0.43	1.53	—	1.96	—	20.15	2.29	0.59	0.49	0.49	1.92	191,916	23
05-31-18	20.12	0.38•	1.93	2.31	0.40	0.32	—	0.72	—	21.71	11.43	0.56	0.49	0.49	1.78	333,230	14
05-31-17	17.76	0.37	2.34	2.71	0.35	—	—	0.35	—	20.12	15.35	0.57	0.49	0.49	1.92	352,048	19
05-31-16	18.12	0.34	(0.38)	(0.04)	0.32	—	—	0.32	—	17.76	(0.18)	0.59	0.49	0.49	1.92	288,623	33
Class P3
11-30-20+	19.93	0.27•	4.01	4.28	—	—	—	—	—	24.21	21.48	1.74	0.00	0.00	2.47	4	10
05-31-20	20.38	0.52	0.87	1.39	0.21	1.63	—	1.84	—	19.93	5.94	1.69	0.01	0.01	2.53	3	103
06-04-18(4) - 05-31-19	21.98	0.52	(0.27)	0.25	0.32	1.53	—	1.85	—	20.38	1.58	1.65	0.00*	0.00*	2.48	3	23
Class R
11-30-20+	19.21	0.14•	3.85	3.99	—	—	—	—	—	23.20	20.77	1.24	1.14	1.14	1.32	55,935	10
05-31-20	20.01	0.30•	0.85	1.15	0.32	1.63	—	1.95	—	19.21	4.77	1.20	1.11	1.11	1.43	50,071	103
05-31-19	21.55	0.29•	(0.01)	0.28	0.29	1.53	—	1.82	—	20.01	1.70	1.17	1.10	1.10	1.36	53,994	23
05-31-18	19.98	0.25•	1.91	2.16	0.27	0.32	—	0.59	—	21.55	10.76	1.15	1.10	1.10	1.18	59,800	14
05-31-17	17.65	0.23•	2.34	2.57	0.24	—	—	0.24	—	19.98	14.64	1.16	1.12	1.12	1.28	59,970	19
05-31-16	18.03	0.22•	(0.39)	(0.17)	0.21	—	—	0.21	—	17.65	(0.88)	1.18	1.12	1.12	1.30	49,674	33
See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	$(000’s)	(%)
Voya Corporate Leaders® 100 Fund (continued)
Class R6
11-30-20+	19.38	0.21•	3.89	4.10	—	—	—	—	—	23.48	21.16	0.58	0.48	0.48	1.99	13,480	10
05-31-20	20.16	0.43•	0.88	1.31	0.46	1.63	—	2.09	—	19.38	5.47	0.58	0.49	0.49	2.04	11,195	103
05-31-19	21.71	0.42•	0.00*	0.42	0.44	1.53	—	1.97	—	20.16	2.35	0.55	0.48	0.48	1.96	18,207	23
05-31-18	20.12	0.38•	1.93	2.31	0.40	0.32	—	0.72	—	21.71	11.44	0.53	0.48	0.48	1.79	24,586	14
05-31-17	17.76	0.37•	2.34	2.71	0.35	—	—	0.35	—	20.12	15.36	0.52	0.48	0.48	1.93	23,040	19
05-31-16	18.13	0.34•	(0.39)	(0.05)	0.32	—	—	0.32	—	17.76	(0.23)	0.54	0.48	0.48	1.97	13,724	33
Class W
11-30-20+	19.41	0.20•	3.90	4.10	—	—	—	—	—	23.51	21.12	0.74	0.56	0.56	1.88	16,421	10
05-31-20	20.18	0.40•	0.90	1.30	0.44	1.63	—	2.07	—	19.41	5.43	0.70	0.57	0.57	1.90	17,533	103
05-31-19	21.73	0.40•	(0.01)	0.39	0.41	1.53	—	1.94	—	20.18	2.24	0.67	0.56	0.56	1.88	78,983	23
05-31-18	20.14	0.37•	1.92	2.29	0.38	0.32	—	0.70	—	21.73	11.35	0.65	0.56	0.56	1.71	100,787	14
05-31-17	17.78	0.36•	2.34	2.70	0.34	—	—	0.34	—	20.14	15.27	0.66	0.56	0.56	1.88	100,390	19
05-31-16	18.13	0.32•	(0.37)	(0.05)	0.30	—	—	0.30	—	17.78	(0.23)	0.68	0.56	0.56	1.83	48,507	33
Voya Small Company Fund
Class A
11-30-20+	9.86	(0.02)•	2.66	2.64	—	—	—	—	—	12.50	26.77	1.50	1.35	1.35	(0.28)	37,484	68
05-31-20	10.56	(0.02)	(0.67)	(0.69)	0.01	—	0.00*	0.01	—	9.86	(6.49)	1.46	1.36	1.36	(0.13)	35,156	135
05-31-19	14.60	0.00*	(1.69)	(1.69)	0.01	2.34	—	2.35	—	10.56	(10.71)	1.40	1.35	1.35	0.00*	49,154	111
05-31-18	14.88	(0.01)	1.74	1.73	0.00*	2.01	—	2.01	—	14.60	12.08	1.38	1.35	1.35	(0.07)	64,724	79
05-31-17	13.51	(0.02)	2.48	2.46	—	1.09	—	1.09	—	14.88	18.25	1.42	1.35	1.35	(0.12)	64,899	69
05-31-16	16.15	0.00*	(0.11)	(0.11)	—	2.53	—	2.53	—	13.51	0.17	1.45	1.35	1.35	0.01	56,493	58
Class C
11-30-20+	7.15	(0.04)•	1.92	1.88	—	—	—	—	—	9.03	26.29	2.25	2.10	2.10	(1.04)	3,707	68
05-31-20	7.71	(0.07)•	(0.48)	(0.55)	0.01	—	0.00*	0.01	—	7.15	(7.14)	2.21	2.11	2.11	(0.87)	3,590	135
05-31-19	11.50	(0.08)	(1.36)	(1.44)	0.01	2.34	—	2.35	—	7.71	(11.52)	2.15	2.10	2.10	(0.76)	7,105	111
05-31-18	12.20	(0.10)	1.41	1.31	—	2.01	—	2.01	—	11.50	11.22	2.13	2.10	2.10	(0.82)	11,809	79
05-31-17	11.32	(0.09)	2.06	1.97	—	1.09	—	1.09	—	12.20	17.42	2.17	2.10	2.10	(0.87)	11,495	69
05-31-16	14.06	(0.09)•	(0.12)	(0.21)	—	2.53	—	2.53	—	11.32	(0.58)	2.20	2.10	2.10	(0.75)	7,439	58
Class I
11-30-20+	12.27	0.00*	3.30	3.30	—	—	—	—	—	15.57	26.89	1.27	1.04	1.04	0.03	219,628	68
05-31-20	13.12	0.03	(0.83)	(0.80)	0.05	—	0.00*	0.05	—	12.27	(6.16)	1.23	1.05	1.05	0.19	224,718	135
05-31-19	17.45	0.05	(2.01)	(1.96)	0.03	2.34	—	2.37	—	13.12	(10.46)	1.17	1.04	1.04	0.28	319,622	111
05-31-18	17.41	0.04	2.06	2.10	0.05	2.01	—	2.06	—	17.45	12.44	1.16	1.04	1.04	0.24	618,289	79
05-31-17	15.63	0.03	2.88	2.91	0.04	1.09	—	1.13	—	17.41	18.64	1.17	1.04	1.04	0.20	510,989	69
05-31-16	18.25	0.05	(0.11)	(0.06)	0.03	2.53	—	2.56	—	15.63	0.46	1.16	1.04	1.04	0.30	407,492	58
See Accompanying Notes to Financial Statements
8

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	$(000’s)	(%)
Voya Small Company Fund (continued)
Class R
11-30-20+	9.89	(0.03)•	2.65	2.62	—	—	—	—	—	12.51	26.49	1.75	1.60	1.60	(0.54)	58	68
05-31-20	10.55	(0.04)•	(0.57)	(0.61)	0.05	—	0.00*	0.05	—	9.89	(5.80)	1.71	1.61	1.61	(0.39)	39	135
05-31-19	14.51	0.00*	(1.61)	(1.61)	0.01	2.34	—	2.35	—	10.55	(10.15)	1.65	1.60	1.60	(0.07)	92	111
05-31-18	14.83	(0.05)•	1.74	1.69	—	2.01	—	2.01	—	14.51	11.83	1.63	1.60	1.60	(0.32)	7	79
10-04-16(4) - 05-31-17	14.23	(0.04)•	1.76	1.72	0.03	1.09	—	1.12	—	14.83	12.11	1.67	1.60	1.60	(0.41)	3	69
Class R6
11-30-20+	12.30	0.00*	3.31	3.31	—	—	—	—	—	15.61	26.91	1.08	1.04	1.04	0.03	80,545	68
05-31-20	13.13	0.04	(0.84)	(0.80)	0.03	—	0.00*	0.03	—	12.30	(6.11)	1.04	1.02	1.02	0.21	69,755	135
05-31-19	17.47	0.07	(2.02)	(1.95)	0.05	2.34	—	2.39	—	13.13	(10.40)	0.98	0.96	0.96	0.40	109,363	111
05-31-18	17.43	0.06	2.05	2.11	0.06	2.01	—	2.07	—	17.47	12.51	0.97	0.95	0.95	0.33	106,249	79
05-31-17	15.64	0.05•	2.88	2.93	0.05	1.09	—	1.14	—	17.43	18.77	0.98	0.96	0.96	0.27	90,758	69
05-31-16	18.26	0.07	(0.12)	(0.05)	0.04	2.53	—	2.57	—	15.64	0.54	0.99	0.97	0.97	0.36	25,186	58
Class W
11-30-20+	12.27	0.00*	3.29	3.29	—	—	—	—	—	15.56	26.81	1.25	1.10	1.10	0.04	37,410	68
05-31-20	13.09	0.07•	(0.88)	(0.81)	0.01	—	0.00*	0.01	—	12.27	(6.19)	1.21	1.11	1.11	0.61	66,879	135
05-31-19	17.39	0.03•	(1.98)	(1.95)	0.01	2.34	—	2.35	—	13.09	(10.47)	1.15	1.10	1.10	0.20	1,445	111
05-31-18	17.37	0.03	2.04	2.07	0.04	2.01	—	2.05	—	17.39	12.32	1.13	1.10	1.10	0.19	4,417	79
05-31-17	15.59	0.02	2.88	2.90	0.03	1.09	—	1.12	—	17.37	18.63	1.17	1.10	1.10	0.17	4,612	69
05-31-16	18.21	0.04	(0.11)	(0.07)	0.02	2.53	—	2.55	—	15.59	0.39	1.20	1.10	1.10	0.23	1,010	58

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya Small Company Fund (“Small Company”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust. Prior to the close of business on November 8, 2019, each Fund was a separate active series under Voya Series Fund, Inc.
Each Fund offers at least six or more of the following classes of shares: Class A, Class C, Class I, Class P3, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed,

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statements of Assets and Liabilities. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds’ Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2020, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended November 30, 2020, Corporate Leaders® 100 had an average notional amount on futures contracts purchased of  $6,318,167. Please refer to the table within the Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at November 30, 2020.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends, if any, annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets to brokers, dealers or other financial

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Corporate Leaders® 100	$68,579,204	$109,942,460
Small Company	239,756,532	351,071,342
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:
Fund	As a Percentage of Average Daily Net Assets
Corporate Leaders® 100	0.500% on the first $500 million; 0.450% on the next $500 million; and 0.400% in excess of $1 billion
Small Company(1)	0.950% on the first $250 million; 0.900% on the next $250 million; 0.875% on the next $250 million; 0.850% on the next $1.25 billion; and 0.825% in excess of $2 billion

(1)
The Investment Adviser is contractually obligated to waive 0.02% of the management fee for Small Company. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Funds (except as noted below) has a plan (each a “Plan” and collectively, the “Plans”),

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares, with the exception of Class I, Class P3, Class R6, and Class W, of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
	Class A	Class C	Class R
Corporate Leaders® 100	0.25%	1.00%(1)	0.50%
Small Company	0.25%	1.00%	0.50%

(1)
The Distributor has agreed to waive 0.25% of the Distribution Fee. Termination or modification of this contractual waiver requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2020, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$4,974	$—
Small Company	1,180	—
Contingent Deferred Sales Charges:
Corporate Leaders® 100	$22	$2,498
Small Company	405	32
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2020, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Institutional Trust Company	Corporate Leaders® 100	11.61%
	Small Company	9.11
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company
(including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2020, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
Corporate Leaders® 100	$52,333
Small Company	6,077
NOTE 7 — LICENSING FEE
Corporate Leaders® 100 pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
	Class A	Class C	Class I	Class P3	Class R	Class R6	Class W
Corporate Leaders® 100	0.90%	1.45%	0.65%	0.00%	1.15%	0.65%	0.65%
Small Company	1.50%	2.25%	1.25%	N/A	1.75%	1.04%	1.25%
Pursuant to side letter agreements, through October 1, 2021, the Investment Adviser has further lowered the expense limits for certain share classes of shares of the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.
	Class A	Class C	Class I	Class P3	Class R	Class R6	Class W
Corporate Leaders® 100	0.81%	1.45%	0.49%	0.00%	1.15%	0.48%	0.56%
Small Company(1)	1.35%	2.10%	1.04%	N/A	1.60%	1.04%	1.10%

(1)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

With the exception of the non-recoupable management fee waiver for Small Company and unless specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of November 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	November 30,
	2021	2022	2023	Total
Corporate Leaders® 100	$631,669	$637,568	$700,630	$1,969,867
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2020, are as follows:
	November 30,
	2021	2022	2023	Total
Corporate Leaders® 100
Class A	$106,584	$126,176	$220,595	$453,355
Class I	78,815	51,629	98,202	228,646
Class R6	491	500	252	1,243
Class W	34,082	29,679	18,178	81,939
The Expense Limitation Agreement is contractual through October 1, 2021 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 15, 2020, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The below Fund utilized the line of credit during the period ended November 30, 2020, as follows:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Small Company	26	$1,919,192	1.29%

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Corporate Leaders® 100
Class A
11/30/2020	670,982	—	—	(1,053,205)	—	(382,223)	13,996,810	—	—	(22,143,236)	—	(8,146,426)
5/31/2020	1,443,275	—	1,338,840	(2,572,995)	178,989	388,109	30,475,418	—	28,811,792	(52,316,087)	4,111,370	11,082,493
Class C
11/30/2020	144,340	—	—	(912,686)	—	(768,346)	3,061,648	—	—	(18,855,109)	—	(15,793,461)
5/31/2020	504,309	—	365,678	(1,790,948)	—	(920,961)	10,426,821	—	7,832,833	(37,438,477)	—	(19,178,823)
Class I
11/30/2020	420,031	—	—	(1,209,795)	—	(789,764)	8,843,742	—	—	(25,244,319)	—	(16,400,577)
5/31/2020	1,718,700	—	680,766	(3,817,741)	—	(1,418,275)	36,145,515	—	14,643,282	(77,251,692)	—	(26,462,895)
Class O(1)
11/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2020	296	—	—	(3,815)	(175,775)	(179,293)	6,747	—	—	(84,703)	(4,111,370)	(4,189,326)
Class P3
11/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2020	—	—	12	—	—	12	—	—	276	—	—	276
Class R
11/30/2020	73,967	—	—	(269,327)	—	(195,360)	1,508,047	—	—	(5,636,643)	—	(4,128,596)
5/31/2020	266,691	—	230,007	(588,835)	—	(92,137)	5,406,908	—	4,922,154	(12,075,787)	—	(1,746,725)
Class R6
11/30/2020	72,184	—	—	(75,785)	—	(3,601)	1,513,568	—	—	(1,586,761)	—	(73,193)
5/31/2020	555,405	—	82,638	(963,441)	—	(325,398)	10,372,153	—	1,778,366	(18,956,101)	—	(6,805,582)
Class W
11/30/2020	17,865	—	—	(222,664)	—	(204,799)	371,379	—	—	(4,640,481)	—	(4,269,102)
5/31/2020	2,116,183	—	352,633	(5,478,839)	—	(3,010,023)	35,447,242	—	7,599,234	(106,899,853)	—	(63,853,377)
Small Company
Class A
11/30/2020	61,347	—	—	(626,668)	—	(565,321)	655,796	—	—	(6,522,301)	—	(5,866,505)
5/31/2020	736,604	—	6,630	(1,835,116)	763	(1,091,119)	8,067,892	—	79,738	(20,868,714)	8,844	(12,712,240)
Class C
11/30/2020	3,328	—	—	(94,724)	—	(91,396)	25,529	—	—	(737,145)	—	(711,616)
5/31/2020	30,496	—	985	(450,532)	—	(419,050)	247,735	—	8,671	(3,738,417)	—	(3,482,010)
Class I
11/30/2020	606,046	—	—	(4,815,964)	—	(4,209,918)	8,112,921	—	—	(62,576,094)	—	(54,463,173)
5/31/2020	4,281,234	—	73,941	(10,402,741)	—	(6,047,566)	56,758,625	—	1,098,748	(137,946,886)	—	(80,089,513)
Class O(1)
11/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2020	124	—	—	—	(764)	(640)	1,450	—	—	—	(8,844)	(7,394)
Class P3(2)
11/30/2020	59,750	—	—	(198,687)	—	(138,937)	800,048	—	—	(2,696,119)	—	(1,896,071)
5/31/2020	285,599	—	254	(369,520)	—	(83,668)	3,861,410	—	3,899	(4,750,394)	—	(885,085)
Class R
11/30/2020	836	—	—	(127)	—	709	8,624	—	—	(1,293)	—	7,331
5/31/2020	1,946	—	47	(6,707)	—	(4,714)	20,251	—	557	(61,315)	—	(40,506)
Class R6
11/30/2020	690,234	—	—	(1,201,040)	—	(510,806)	9,533,367	—	—	(15,635,392)	—	(6,102,025)
5/31/2020	1,753,763	—	15,487	(4,425,281)	—	(2,656,030)	20,593,898	—	231,064	(56,753,247)	—	(35,928,285)
Class W
11/30/2020	256,978	—	—	(3,305,236)	—	(3,048,258)	3,375,975	—	—	(41,227,060)	—	(37,851,085)
5/31/2020	5,489,559	—	46	(148,095)	—	5,341,510	60,559,289	—	684	(1,914,045)	—	58,645,928

(1)
Class O converted to Class A on November 22, 2019.

(2)
Share class was fully redeemed on November 2, 2020.

18

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2020:
Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$10,182	$(10,182)	$—
BNP Paribas Prime Brokerage Intl Ltd	117,261	(117,261)	—
CIBC World Markets Corporation	1,430,351	(1,430,351)	—
Deutsche Bank Securities Inc.	303,268	(303,268)	—
Goldman Sachs & Co. LLC	3,235,911	(3,235,911)	—
J.P. Morgan Securities LLC	861,021	(861,021)	—
Morgan Stanley & Co. LLC	2,065,941	(2,065,941)	—
National Financial Services LLC	1,598,556	(1,598,556)	—
Wells Fargo Bank NA	1,035,687	(1,035,687)	—
Wells Fargo Securities LLC	1,052,101	(1,052,101)	—
Total	$11,710,279	$(11,710,279)	$—

(1)
Cash Collateral with a fair value of  $12,030,355 has been received in connection with the above securities lending transactions.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended May 31, 2020			Year Ended May 31, 2019
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
Corporate Leaders® 100	$14,981,153	$58,007,725	$—	$19,586,209	$62,602,394
Small Company	1,299,859	—	169,835	27,745,456	63,448,432

19

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Corporate Leaders® 100	$15,730,833	$106,734,335	$156,013,243	$—	—	—
Small Company	—	—	(25,705,895)	$(10,912,543)	Short-term	None
				(27,588,724)	Long-term	None
				$(38,501,267)
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2020, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

20

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Funds have concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2020, the Funds declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Corporate Leaders® 100
Class A	NII	$0.3964	December 17, 2020	December 15, 2020
Class C	NII	$0.2494	December 17, 2020	December 15, 2020
Class I	NII	$0.4636	December 17, 2020	December 15, 2020
Class P3	NII	$0.4656	December 17, 2020	December 15, 2020
Class R	NII	$0.3244	December 17, 2020	December 15, 2020
Class R6	NII	$0.4655	December 17, 2020	December 15, 2020
Class W	NII	$0.4230	December 17, 2020	December 15, 2020
All Classes	STCG	$0.5157	December 17, 2020	December 15, 2020
All Classes	LTCG	$3.9699	December 17, 2020	December 15, 2020
Small Company
Class A	NII	$0.0000	January 4, 2021	December 30, 2020
Class C	NII	$0.0000	January 4, 2021	December 30, 2020
Class I	NII	$0.0236	January 4, 2021	December 30, 2020
Class P3	NII	$0.0238	January 4, 2021	December 30, 2020
Class R	NII	$0.0000	January 4, 2021	December 30, 2020
Class R6	NII	$0.0239	January 4, 2021	December 30, 2020
Class W	NII	$0.0176	January 4, 2021	December 30, 2020

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 7.7%
4,339 (1)	Alphabet, Inc. - Class C	$7,639,851	1.1
138,004	Comcast Corp. – Class A	6,933,321	1.0
50,844	Walt Disney Co.	7,525,420	1.1
380,375 (2)	Other Securities	32,700,500	4.5
		54,799,092	7.7
	Consumer Discretionary: 10.2%
3,811 (1)	Booking Holdings, Inc.	7,730,423	1.1
966,006	Ford Motor Co.	8,771,334	1.2
221,844	General Motors Co.	9,725,641	1.4
75,187	Starbucks Corp.	7,369,830	1.0
40,626	Target Corp.	7,293,586	1.0
144,370 (2)	Other Securities	32,184,469	4.5
		73,075,283	10.2
	Consumer Staples: 10.4%
83,650	Colgate-Palmolive Co.	7,163,786	1.0
18,106	Costco Wholesale Corp.	7,093,387	1.0
215,470	Kraft Heinz Co.	7,097,582	1.0
180,210	Walgreens Boots Alliance, Inc.	6,849,782	1.0
46,491	Walmart, Inc.	7,103,360	1.0
588,126	Other Securities	39,482,158	5.4
		74,790,055	10.4
	Energy: 6.4%
88,675	Chevron Corp.	7,730,687	1.1
196,419	ConocoPhillips	7,770,336	1.1
185,993	Exxon Mobil Corp.	7,091,913	1.0
512,096	Kinder Morgan, Inc.	7,363,940	1.0
449,060	Occidental Petroleum Corp.	7,077,186	1.0
408,689	Schlumberger NV	8,496,644	1.2
		45,530,706	6.4
	Financials: 16.3%
68,234	Allstate Corp.	6,983,750	1.0
65,226	American Express Co.	7,735,151	1.1
233,631	American International Group, Inc.	8,980,776	1.3
268,224	Bank of America Corp.	7,553,188	1.1
188,242	Bank of New York Mellon Corp.	7,364,027	1.0
11,493	Blackrock, Inc.	8,026,137	1.1
90,500	Capital One Financial Corp.	7,750,420	1.1
150,302	Citigroup, Inc.	8,277,131	1.2
32,399	Goldman Sachs Group, Inc.	7,470,561	1.0
66,868	JPMorgan Chase & Co.	7,882,400	1.1
173,398	Metlife, Inc.	8,005,786	1.1
134,966	Morgan Stanley	8,344,948	1.2
180,618	US Bancorp	7,804,504	1.1
274,104	Wells Fargo & Co.	7,496,744	1.0
30,297 (2)	Other Securities	6,935,286	0.9
		116,610,809	16.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 13.8%
73,379	AbbVie, Inc.	$7,673,976	1.1
110,807	CVS Health Corp.	7,511,606	1.0
62,088	Medtronic PLC	7,059,406	1.0
20,965	UnitedHealth Group, Inc.	7,051,368	1.0
703,948 (2)	Other Securities	69,801,629	9.7
		99,097,985	13.8
	Industrials: 12.1%
39,896	3M Co.	6,891,236	1.0
38,971	Boeing Co.	8,211,579	1.1
43,252	Caterpillar, Inc.	7,508,115	1.1
97,849	Emerson Electric Co.	7,516,760	1.1
25,152	FedEx Corp.	7,208,060	1.0
46,018	General Dynamics Corp.	6,872,788	1.0
713,943	General Electric Co.	7,267,940	1.0
38,756	Honeywell International, Inc.	7,903,123	1.1
110,691	Raytheon Technologies Corp.	7,938,759	1.1
86,564	Other Securities	19,056,198	2.6
		86,374,558	12.1
	Information Technology: 14.0%
28,453	Accenture PLC	7,087,358	1.0
163,231	Cisco Systems, Inc.	7,022,198	1.0
32,781 (1)	PayPal Holdings, Inc.	7,019,068	1.0
54,317	Qualcomm, Inc.	7,993,833	1.1
45,058	Texas Instruments, Inc.	7,265,602	1.0
472,907 (2)	Other Securities	64,094,963	8.9
		100,483,022	14.0
	Materials: 2.0%
136,908	Dow, Inc.	7,257,493	1.0
115,524	DowDuPont, Inc.	7,328,843	1.0
		14,586,336	2.0
	Real Estate: 2.0%
99,638	Simon Property Group, Inc.	8,227,110	1.1
26,553	Other Securities	6,139,053	0.9
		14,366,163	2.0
	Utilities: 4.0%
77,367	Duke Energy Corp.	7,168,826	1.0
180,517	Exelon Corp.	7,413,833	1.1
118,730	Southern Co.	7,105,991	1.0
90,080	Other Securities	6,628,987	0.9
		28,317,637	4.0
	Total Common Stock (Cost $422,240,875)	708,031,646	98.9

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
7,081,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000% (Cost $7,081,000)	$7,081,000	1.0
	Total Short-Term Investments (Cost $7,081,000)	7,081,000	1.0
	Total Investments in Securities (Cost $429,321,875)	$715,112,646	99.9
	Assets in Excess of Other Liabilities	829,200	0.1
	Net Assets	$715,941,846	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
Rate shown is the 7-day yield as of November 30, 2020.

Sector Diversification as of November 30, 2020
(as a percentage of net assets)
Financials	16.3%
Information Technology	14.0%
Health Care	13.8%
Industrials	12.1%
Consumer Staples	10.4%
Consumer Discretionary	10.2%
Communication Services	7.7%
Energy	6.4%
Utilities	4.0%
Materials	2.0%
Real Estate	2.0%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

Includes short-term investments.
*
Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$708,031,646	$—	$—	$708,031,646
Short-Term Investments	7,081,000	—	—	7,081,000
Total Investments, at fair value	$715,112,646	$—	$—	$715,112,646
Other Financial Instruments+
Futures	242,538	—	—	242,538
Total Assets	$715,355,184	$—	$—	$715,355,184

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2020, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	43	12/18/20	$7,789,880	$242,538
			$7,789,880	$242,538

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2020 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$242,538
Total Asset Derivatives		$242,538

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,221,863
Total	$1,221,863

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(507,270)
Total	$(507,270)
At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $480,957,880.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$285,867,249
Gross Unrealized Depreciation	(51,469,945)
Net Unrealized Appreciation	$234,397,304

See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 1.1%
278,331 (1)	Other Securities	$4,071,999	1.1

	Consumer Discretionary: 15.1%
182,724	Bloomin Brands, Inc.	3,197,670	0.9
67,093 (2)	Caesars Entertainment, Inc.	4,570,375	1.2
153,473	Callaway Golf Co.	3,261,301	0.9
185,707	Dana, Inc.	3,127,306	0.8
16,249 (2)	Helen of Troy Ltd.	3,282,135	0.9
10,733	Lithia Motors, Inc.	3,105,057	0.8
33,449	Marriott Vacations Worldwide Corp.	4,259,061	1.1
749,988 (1)(3)	Other Securities	32,280,565	8.5
		57,083,470	15.1
	Consumer Staples: 2.5%
84,883 (2)	Performance Food Group Co.	3,682,225	1.0
313,331 (1)	Other Securities	5,910,480	1.5
		9,592,705	2.5
	Energy: 0.9%
200,542 (1)	Other Securities	3,392,037	0.9

	Financials: 16.8%
106,820	Atlantic Union Bankshares Corp.	3,194,986	0.8
123,426	Columbia Banking System, Inc.	3,901,496	1.0
99,157	Essent Group Ltd.	4,349,026	1.1
273,586	First Horizon Corp.	3,343,221	0.9
115,049	Pacific Premier Bancorp, Inc.	3,315,712	0.9
24,846	Primerica, Inc.	3,236,688	0.9
52,506	Prosperity Bancshares, Inc.	3,298,952	0.9
49,473	Stifel Financial Corp.	3,428,479	0.9
534,450	Two Harbors Investment Corp.	3,334,968	0.9
90,213	WSFS Financial Corp.	3,439,822	0.9
1,473,450 (1)(3)	Other Securities	28,971,374	7.6
		63,814,724	16.8
	Health Care: 16.4%
47,317 (2)	AMN Healthcare Services, Inc.	3,083,176	0.8
57,994	Cantel Medical Corp.	3,446,583	0.9
41,794	Encompass Health Corp.	3,367,761	0.9
31,526 (2)	Haemonetics Corp.	3,557,709	0.9
31,984	Hill-Rom Holdings, Inc.	3,034,002	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
43,060 (2)	Magellan Health, Inc.	$3,403,893	0.9
1,277,022 (1)(3)	Other Securities	42,293,632	11.2
		62,186,756	16.4
	Industrials: 18.4%
126,097 (2)	Air Transport Services Group, Inc.	3,876,222	1.0
25,282	Alamo Group, Inc.	3,431,273	0.9
68,399	Altra Industrial Motion Corp.	3,882,327	1.0
43,272 (2)	ASGN, Inc.	3,383,005	0.9
138,370 (2)	Builders FirstSource, Inc.	5,176,422	1.4
60,237	Crane Co.	4,188,279	1.1
29,125	Curtiss-Wright Corp.	3,356,947	0.9
52,842	EMCOR Group, Inc.	4,553,924	1.2
113,703	Werner Enterprises, Inc.	4,546,983	1.2
760,564 (1)(3)	Other Securities	33,130,343	8.8
		69,525,725	18.4
	Information Technology: 16.0%
106,558 (2)	ACI Worldwide, Inc.	3,471,660	0.9
134,228 (2)	Cardtronics plc	3,259,056	0.9
79,845 (2)	Commvault Systems, Inc.	3,813,397	1.0
50,236 (2)	Envestnet, Inc.	4,031,941	1.1
94,026	EVERTEC, Inc.	3,494,947	0.9
63,105 (2)	j2 Global, Inc.	5,654,839	1.5
94,954 (2)	Onto Innovation, Inc.	4,197,916	1.1
43,694 (2)	Plexus Corp.	3,264,379	0.9
50,037 (2)	RealPage, Inc.	3,452,053	0.9
27,172 (2)	Silicon Laboratories, Inc.	3,184,830	0.8
231,573 (2)	Viavi Solutions, Inc.	3,136,656	0.8
704,809 (1)(3)	Other Securities	19,819,523	5.2
		60,781,197	16.0
	Materials: 3.8%
98,534	Avient Corp.	3,601,418	1.0
44,242	Sensient Technologies Corp.	3,173,036	0.8
281,751	Other Securities	7,750,495	2.0
		14,524,949	3.8
	Real Estate: 4.9%
212,492	Acadia Realty Trust	3,017,387	0.8
216,666 (2)	Cushman & Wakefield PLC	3,228,323	0.8
336,901	Other Securities	12,436,072	3.3
		18,681,782	4.9
	Utilities: 2.6%
52,092	Black Hills Corp.	3,168,756	0.9
76,290	Portland General Electric Co.	3,156,880	0.8

See Accompanying Notes to Financial Statements
25

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
48,499	Other Securities	$3,426,033	0.9
		9,751,669	2.6
	Total Common Stock (Cost $350,543,935)	373,407,013	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Repurchase Agreements: 3.2%
1,482,785 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 11/30/20, 0.12%, due 12/01/20 (Repurchase Amount $1,482,790, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,512,441, due 01/01/21-05/15/62)	1,482,785	0.4
1,662,564 (4)	Citadel Securities LLC, Repurchase Agreement dated 11/30/20, 0.17%, due 12/01/20 (Repurchase Amount $1,662,572, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,696,313, due 12/03/20-05/15/50)	1,662,564	0.4
1,187,915 (4)	Citigroup, Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $1,187,918, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,211,673, due 08/01/35-12/01/50)	1,187,915	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,800,087 (4)	MUFG Securities America Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,800,095, collateralized by various U.S. Government Agency Obligations, 2.219%-4.500%, Market Value plus accrued interest $2,856,089, due 07/01/37-07/01/49)	$2,800,087	0.7
2,800,087 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,800,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,856,089, due 12/08/20-12/01/50)	2,800,087	0.8
2,096,917 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 11/30/20, 0.20%, due 12/01/20 (Repurchase Amount $2,096,928, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,144,607, due 07/15/22-02/15/47)	2,096,917	0.6
	Total Repurchase Agreements (Cost $12,030,355)	12,030,355	3.2

See Accompanying Notes to Financial Statements
26

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.1%
4,088,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $4,088,000)	$4,088,000	1.1
	Total Short-Term Investments (Cost $16,118,355)	16,118,355	4.3
	Total Investments in Securities (Cost $366,662,290)	$389,525,368	102.8
	Liabilities in Excess of Other Assets	(10,694,051)	(2.8)
	Net Assets	$378,831,317	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains non-income producing securities.

(2)
Non-income producing security.

(3)
The grouping contains securities on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of November 30, 2020.

Sector Diversification as of November 30, 2020
(as a percentage of net assets)
Industrials	18.4%
Financials	16.8%
Health Care	16.4%
Information Technology	16.0%
Consumer Discretionary	15.1%
Real Estate	4.9%
Materials	3.8%
Utilities	2.6%
Consumer Staples	2.5%
Communication Services	1.1%
Energy	0.9%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

*
Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$373,407,013	$—	$—	$373,407,013
Short-Term Investments	4,088,000	12,030,355	—	16,118,355
Total Investments, at fair value	$377,495,013	$12,030,355	$—	$389,525,368

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $370,624,261.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$41,550,568
Gross Unrealized Depreciation	(22,649,461)
Net Unrealized Appreciation	$18,901,107

See Accompanying Notes to Financial Statements
27

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS
At a meeting held on November 19, 2020, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the management and sub-advisory contracts, and who are not “interested persons” of Voya Corporate Leaders® 100 Fund and Voya Small Company Fund, each a series of the Trust (the “Funds”), as such term is defined under the 1940 Act (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2021.
In addition to the Board meeting on November 19, 2020, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 8, 2020, and November 17, 2020. At those meetings the Board reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process, among other functions, and each IRC meets several times throughout the year to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers, with respect to each Voya fund that is assigned to that IRC.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or the Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and the Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition,

28

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Adviser with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Funds have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. The Board also considered the impact of fee waiver and expense reimbursement arrangements in instances where a share class of a Fund is operating such that its expense ratio is below the expense limit applicable to that share class. In evaluating these matters, the Independent Trustees also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and the Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed

29

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

materially from a Fund, the Board took into account the underlying rationale provided by the Manager or the Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses a Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser is entitled to earn a reasonable level of profits for the services that it provides to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2020, November 17, 2020, and/or November 19, 2020 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2020. In addition, the Board also considered at its October 7, 2020, November 17, 2020, and November 19, 2020 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Corporate Leaders® 100 Fund
In considering whether to approve the renewal of the Contracts for Voya Corporate Leaders® 100 Fund, the

30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the ten-year period, and the fourth quintile for the year-to-date, one-year, three-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of security selection and sector allocation on the Fund’s performance as a result of the Fund’s rules-based investment strategy; (2) the recent change to the Fund’s rules-based methodology, intended to better correlate to the benchmark during more volatile periods; and (3) its confidence in the Sub-Adviser to execute the Fund’s investment objective.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Small Company Fund
In considering whether to approve the renewal of the Contracts for Voya Small Company Fund, the Board
considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date, one-year, five-year and ten-year periods, and the fourth quintile for the three-year period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact that security selection had on the Fund’s performance; and (2) the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

31

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163306         (1120-012221)

Semi-Annual Report
November 30, 2020
Classes A, C, I, P3, R and W
Domestic Equity Fund
■
Voya Mid Cap Research Enhanced Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

A Tough Year Ends On An Upbeat Note
Dear Shareholder,
A build-up of nerve-wracking economic, pandemic and political events during September and October culminated in the apparent avoidance of worst-case scenarios. Volatile market performance in October was followed by a relatively strong rally in November, with most major equity indexes delivering double-digit monthly returns and single-digit returns for the fiscal quarterly reporting period ended November 30, 2020. Fixed income assets also delivered positive returns for November and the three-month reporting period.
The coronavirus pandemic has caused an unusual type of recession, which has compelled policymakers and the healthcare community to implement extraordinary measures in record-breaking time. This has led to a quick turnaround of economic growth, which has been outdone only by the quick snap-back of the financial markets. We believe that the market’s ability to look forward has been on full display during this crisis. Throughout untold amounts of uncertainty, investors have focused on anticipating what the world will look like after the pandemic is behind us. Early optimism that we would find effective vaccines has proven realistic, and in our opinion enhances forecasters’ credibility about predicting a return to normalcy.
This doesn’t mean that we’re out of the woods; we believe many coronavirus challenges still confront us, and sustaining financial market performance will require Washington policymakers to cooperate at levels we haven’t seen for some time. Despite the recent coronavirus surge and the socially isolating, winter hunkering it will entail, we think markets can continue to hold their own. In our view, we are hopeful that with wider distribution of the recently approved coronavirus vaccines, at some point infection rates will begin to subside; also, we continue to hope that fiscal policymakers will align more with central banks in countering the economic impacts of the coronavirus.
As a tough year winds down it is our opinion that the economic outlook is brightening, reinforcing our oft-stated belief that investors are best served by staying in the markets. We remain firmly convinced that time in the markets, not timing the markets, leads to better long-term investment outcomes. Also, we continue to emphasize our belief that diversifying portfolios as broadly as possible offers the most likely path to realizing investors’ goals. Should your goals change, discuss them thoroughly with your financial advisor before making any shifts in your portfolio strategy.
We remain humble and realistic in the face of the challenges ahead, but well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
December 4, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2020*	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2020*
Class A	$1,000.00	$1,216.00	0.95%	$5.28	$1,000.00	$1,020.31	0.95%	$4.81
Class C	1,000.00	1,213.10	1.45	8.04	1,000.00	1,017.80	1.45	7.33
Class I	1,000.00	1,218.00	0.70	3.89	1,000.00	1,021.56	0.70	3.55
Class P3	1,000.00	1,222.60	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,214.70	1.20	6.66	1,000.00	1,019.05	1.20	6.07
Class W	1,000.00	1,218.00	0.70	3.89	1,000.00	1,021.56	0.70	3.55

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2020 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$118,716,324
Short-term investments at fair value†	1,081,626
Cash	5,155
Receivables:
Fund shares sold	19,300
Dividends	143,822
Prepaid expenses	51,919
Reimbursement due from Investment Adviser	24,783
Other assets	21,917
Total assets	120,064,846
LIABILITIES:
Payable for fund shares redeemed	84,677
Payable upon receipt of securities loaned	831,626
Payable for investment management fees	52,269
Payable for distribution and shareholder service fees	24,933
Payable to trustees under the deferred compensation plan (Note 6)	21,917
Payable for trustee fees	543
Other accrued expenses and liabilities	132,461
Total liabilities	1,148,426
NET ASSETS	$118,916,420
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$100,914,032
Total distributable earnings	18,002,388
NET ASSETS	$118,916,420
+ Including securities loaned at value	$813,190
* Cost of investments in securities	$96,637,017
† Cost of short-term investments	$1,081,626
See Accompanying Notes to Financial Statements
3

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2020 (Unaudited) (continued)

Class A
Net assets	$100,280,939
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	6,058,252
Net asset value and redemption price per share†	$16.55
Maximum offering price per share (5.75%)(1)	$17.56
Class C
Net assets	$708,461
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	46,599
Net asset value and redemption price per share†	$15.20
Class I
Net assets	$6,576,308
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	383,444
Net asset value and redemption price per share	$17.15
Class P3
Net assets	$3,319
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	188
Net asset value and redemption price per share	$17.63
Class R
Net assets	$11,208,543
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	692,637
Net asset value and redemption price per share	$16.18
Class W
Net assets	$138,850
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	8,070
Net asset value and redemption price per share	$17.21

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENT OF OPERATIONS for the six months ended November 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$845,434
Securities lending income, net	2,899
Total investment income	848,333
EXPENSES:
Investment management fees	299,138
Distribution and shareholder service fees:
Class A	114,180
Class C	2,677
Class R	26,026
Transfer agent fees:
Class A	76,469
Class C	597
Class I	3,306
Class P3	19
Class R	8,714
Class W	95
Shareholder reporting expense	9,150
Registration fees	67,291
Professional fees	20,862
Custody and accounting expense	26,718
Trustee fees	2,170
Licensing fee (Note 7)	8,159
Miscellaneous expense	9,270
Total expenses	674,841
Waived and reimbursed fees	(153,236)
Net expenses	521,605
Net investment income	326,728
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,376,119
Net realized gain	2,376,119
Net change in unrealized appreciation (depreciation) on:
Investments	18,901,374
Net change in unrealized appreciation (depreciation)	18,901,374
Net realized and unrealized gain	21,277,493
Increase in net assets resulting from operations	$21,604,221
* Foreign taxes withheld	$594
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$326,728	$1,011,176
Net realized gain (loss)	2,376,119	(4,271,057)
Net change in unrealized appreciation (depreciation)	18,901,374	6,406
Increase (decrease) in net assets resulting from operations	21,604,221	(3,253,475)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(862,824)
Class C	—	(10,958)
Class I	—	(81,556)
Class P3	—	(17)
Class R	—	(131,422)
Class W	—	—
Total distributions	—	(1,086,777)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	768,949	11,979,566
Reinvestment of distributions	—	1,068,975
	768,949	13,048,541
Cost of shares redeemed	(7,918,614)	(28,030,578)
Net decrease in net assets resulting from capital share transactions	(7,149,665)	(14,982,037)
Net increase (decrease) in net assets	14,454,556	(19,322,289)
NET ASSETS:
Beginning of year or period	104,461,864	123,784,153
End of year or period	$118,916,420	$104,461,864
See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	$(000’s)	(%)
Class A
11-30-20+	13.61	0.04•	2.90	2.94	–	–	–	–	–	16.55	21.60	1.23	0.95	0.95	0.61	100,281	29
05-31-20	14.21	0.13	(0.60)	(0.47)	0.13	–	–	0.13	–	13.61	(3.44)	1.20	0.96	0.96	0.86	87,097	51
05-31-19	17.34	0.14•	(1.50)	(1.36)	0.15	1.62	–	1.77	–	14.21	(7.34)	1.14	0.95	0.95	0.92	96,138	66
05-31-18	16.93	0.09	1.61	1.70	0.08	1.21	–	1.29	–	17.34	10.16	1.12	0.98	0.98	0.50	45,219	83
05-31-17	14.97	0.11	2.13	2.24	0.14	0.14	–	0.28	–	16.93	14.97	1.12	0.99	0.99	0.63	48,554	90
05-31-16	16.66	0.23	(0.98)	(0.75)	0.19	0.75	–	0.94	–	14.97	(4.08)	1.11	0.99	0.99	1.49	44,983	143
Class C
11-30-20+	12.53	0.02	2.65	2.67	–	–	–	–	–	15.20	21.31	1.73	1.45	1.45	0.11	708	29
05-31-20	13.07	0.05•	(0.55)	(0.50)	0.04	–	–	0.04	–	12.53	(3.85)	1.70	1.46	1.46	0.37	749	51
05-31-19	16.07	0.06	(1.39)	(1.33)	0.05	1.62	–	1.67	–	13.07	(7.80)	1.64	1.45	1.45	0.39	4,252	66
05-31-18	15.77	0.01	1.50	1.51	–	1.21	–	1.21	–	16.07	9.65	1.62	1.48	1.48	(0.00)*	5,315	83
05-31-17	13.97	0.03	1.97	2.00	0.06	0.14	–	0.20	–	15.77	14.36	1.62	1.49	1.49	0.13	6,634	90
05-31-16	15.60	0.15	(0.92)	(0.77)	0.11	0.75	–	0.86	–	13.97	(4.54)	1.61	1.49	1.49	0.98	7,373	143
Class I
11-30-20+	14.08	0.07•	3.00	3.07	–	–	–	–	–	17.15	21.80	0.92	0.70	0.70	0.87	6,576	29
05-31-20	14.70	0.17•	(0.62)	(0.45)	0.17	–	–	0.17	–	14.08	(3.25)	0.89	0.71	0.71	1.11	6,603	51
05-31-19	17.83	0.19•	(1.54)	(1.35)	0.16	1.62	–	1.78	–	14.70	(7.08)	0.83	0.70	0.70	1.14	8,015	66
05-31-18	17.38	0.13	1.66	1.79	0.13	1.21	–	1.34	–	17.83	10.43	0.82	0.73	0.73	0.75	9,844	83
05-31-17	15.35	0.15•	2.19	2.34	0.17	0.14	–	0.31	–	17.38	15.29	0.82	0.74	0.74	0.89	9,569	90
05-31-16	17.06	0.28	(1.00)	(0.72)	0.24	0.75	–	0.99	–	15.35	(3.82)	0.80	0.74	0.74	1.74	9,620	143
Class P3
11-30-20+	14.42	0.12•	3.09	3.21	–	–	–	–	–	17.63	22.26	2.06	0.00	0.00	1.57	3	29
05-31-20	14.88	0.28•	(0.65)	(0.37)	0.09	–	–	0.09	–	14.42	(2.58)	1.89	0.01	0.01	1.81	3	51
06-04-18(4)- 05-31-19	18.07	0.30	(1.77)	(1.47)	0.10	1.62	–	1.72	–	14.88	(7.63)	1.83	0.00*	0.00*	1.88	3	66
Class R
11-30-20+	13.32	0.03•	2.83	2.86	–	–	–	–	–	16.18	21.47	1.48	1.20	1.20	0.36	11,209	29
05-31-20	13.98	0.09	(0.58)	(0.49)	0.17	–	–	0.17	–	13.32	(3.70)	1.45	1.21	1.21	0.61	9,927	51
05-31-19	17.06	0.11	(1.48)	(1.37)	0.09	1.62	–	1.71	–	13.98	(7.54)	1.39	1.20	1.20	0.64	11,824	66
05-31-18	16.67	0.05	1.59	1.64	0.04	1.21	–	1.25	–	17.06	9.93	1.37	1.23	1.23	0.25	13,969	83
05-31-17	14.75	0.06	2.10	2.16	0.10	0.14	–	0.24	–	16.67	14.67	1.37	1.24	1.24	0.38	15,048	90
05-31-16	16.41	0.20	(0.97)	(0.77)	0.14	0.75	–	0.89	–	14.75	(4.29)	1.36	1.24	1.24	1.25	14,352	143
Class W
11-30-20+	14.13	0.07•	3.01	3.08	–	–	–	–	–	17.21	21.80	0.98	0.70	0.70	0.86	139	29
05-31-20	14.60	0.17•	(0.64)	(0.47)	–	–	–	–	–	14.13	(3.22)	0.95	0.71	0.71	1.11	84	51
05-31-19	17.81	0.19	(1.61)	(1.42)	0.17	1.62	–	1.79	–	14.60	(7.48)	0.89	0.70	0.70	1.14	105	66
05-31-18	17.34	0.14	1.67	1.81	0.13	1.21	–	1.34	–	17.81	10.57	0.87	0.73	0.73	0.71	136	83
05-31-17	15.33	0.15•	2.17	2.32	0.17	0.14	–	0.31	–	17.34	15.19	0.87	0.74	0.74	0.88	205	90
05-31-16	17.04	0.26•	(0.98)	(0.72)	0.24	0.75	–	0.99	–	15.33	(3.80)	0.86	0.74	0.74	1.74	148	143
See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust ( the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Mid Cap Research Enhanced Index Fund (“Mid Cap Research Enhanced Index” or the “Fund”), a diversified series of the Trust. Prior to the close of business on November 8, 2019, the Fund was a separate active series under Voya Series Fund, Inc.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class P3, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Securities Lending. The Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
Purchases	Sales
$ 30,928,635	$37,628,568
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of $2 billion.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Fund (except as noted below) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund, except Class I, Class P3 and Class W, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
Class A	Class C	Class R
0.25%	0.75%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2020, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:	$559	$—
Contingent Deferred Sales Charges:	$—	$10
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2020, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:
Subsidiary	Percentage
Voya Institutional Trust Company	9.06%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Advisor may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2020, the per account fees for affiliated recordkeeping services paid by the Fund were $8,570.
NOTE 7 — LICENSING FEE
The Fund pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to 1.00%, 1.50%, 0.75%, 0.00%, 1.25%, and 0.75% for Class A, Class C, Class I, Class P3, Class R and Class W, respectively.
Pursuant to a side letter agreement, through October 1, 2021, the Investment Adviser has further lowered the expense limits to 0.95%, 1.45%, 0.70%, 0.00%, 1.20% and 0.70% for Class A, Class C, Class I, Class P3, Class R and Class W, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advisor, and the related expiration dates, are as follows:
November 30,
2021	2022	2023	Total
$10,346	$—	$—	$10,346
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Advisor, and the related expiration dates, as of November 30, 2020, are as follows:
	November 30,
	2021	2022	2023	Total
Class A	$4,672	$—	$—	$4,672
Class C	226	—	—	226
Class R	540	—	—	540
Class W	9	—	—	9
The Expense Limitation Agreement is contractual through October 1, 2021 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 15, 2020, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
During the period ended November 30, 2020, the Fund did not utilize the line of credit.

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
11/30/2020	32,241	—	—	(375,326)	—	(343,085)	470,448	—	—	(5,487,803)	—	(5,017,355)
5/31/2020	326,301	—	52,444	(981,277)	238,377	(364,155)	5,074,069	—	847,492	(14,207,571)	3,766,357	(4,519,653)
Class C
11/30/2020	1,483	—	—	(14,646)	—	(13,163)	19,986	—	—	(199,685)	—	(179,699)
5/31/2020	8,817	—	724	(275,162)	—	(265,621)	122,930	—	10,788	(4,029,709)	—	(3,895,991)
Class I
11/30/2020	7,620	—	—	(93,121)	—	(85,501)	111,499	—	—	(1,326,260)	—	(1,214,761)
5/31/2020	377,537	—	4,839	(458,755)	—	(76,380)	6,160,299	—	80,814	(7,465,784)	—	(1,224,672)
Class O(1)
11/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2020	425	—	—	(4,558)	(234,810)	(238,943)	6,711	—	—	(69,069)	(3,766,357)	(3,828,715)
Class P3
11/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2020	—	—	1	—	—	1	—	—	17	—	—	17
Class R
11/30/2020	9,632	—	—	(62,363)	—	(52,731)	135,324	—	—	(904,866)	—	(769,542)
5/31/2020	46,224	—	8,204	(154,879)	—	(100,452)	615,557	—	129,864	(2,241,369)	—	(1,495,948)
Class W
11/30/2020	2,149	—	—	—	—	2,149	31,692	—	—	—	—	31,692
5/31/2020	—	—	—	(1,251)	—	(1,251)	—	—	—	(17,075)	—	(17,075)

(1)
Class O converted to Class A on November 22, 2019.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.
The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2020:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$38,320	$(38,320)	$—
BNP Paribas Prime Brokerage Intl Ltd	4,210	(4,210)	—
BofA Securities Inc.	27,485	(27,485)	—
Citigroup Global Markets Inc.	68,928	(68,928)	—
Credit Suisse Securities (USA) LLC	54,143	(54,143)	—
Goldman, Sachs & Co. LLC	380,957	(380,957)	—
Jefferies LLC	110,012	(110,012)	—
J.P. Morgan Securities LLC	1,586	(1,586)	—
Morgan Stanley & Co. LLC	126,991	(126,991)	—
Nomura Securities International, Inc.	558	(558)	—
Total	$813,190	$(813,190)	$—

(1)
Cash Collateral with a fair value of  $831,626 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of capital loss carryforwards and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended May 31, 2020	Year Ended May 31, 2019
Ordinary Income	Ordinary Income	Long-term Capital Gains
$1,086,777	$4,867,977	$9,404,920
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2020 were:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
		Amount	Character	Expiration
$310,041	$2,428,661	$(3,903,647)	Short-term	None
		(2,412,505)	Long-term	None
$(6,316,152)
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2020, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board,

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 14 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Fund has concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2020, the Fund declared and paid dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.1064	December 17, 2020	December 15, 2020
Class C	$0.0090	December 17, 2020	December 15, 2020
Class I	$0.1424	December 17, 2020	December 15, 2020
Class P3	$0.1603	December 17, 2020	December 15, 2020
Class R	$0.0698	December 17, 2020	December 15, 2020
Class W	$0.1464	December 17, 2020	December 15, 2020
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
17

Voya Mid Cap Research Enhanced	SUMMARY PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 1.9%
60,282 (1)(2)	Other Securities	$2,305,790	1.9

	Consumer Discretionary: 14.8%
3,623 (3)	Deckers Outdoor Corp.	922,379	0.8
26,993	Gentex Corp.	879,972	0.8
9,092 (3)	Penn National Gaming, Inc.	636,440	0.5
2,154	Pool Corp.	745,521	0.6
22,784	Service Corp. International	1,108,214	0.9
12,230	Wyndham Destinations, Inc.	514,394	0.4
3,612	Wyndham Hotels & Resorts, Inc.	207,690	0.2
290,591 (2)	Other Securities	12,607,707	10.6
		17,622,317	14.8
	Consumer Staples: 3.3%
14,822 (3)	BJ’s Wholesale Club Holdings, Inc.	607,554	0.5
80,967 (1)(2)	Other Securities	3,307,172	2.8
		3,914,726	3.3
	Energy: 1.5%
122,596 (2)	Other Securities	1,765,762	1.5

	Financials: 14.4%
17,120	East West Bancorp, Inc.	731,366	0.6
6,325	Hanover Insurance Group, Inc.	710,614	0.6
41,501	Old Republic International Corp.	743,698	0.6
4,904	Primerica, Inc.	638,844	0.5
6,046	Reinsurance Group of America, Inc.	696,983	0.6
12,981	SEI Investments Co.	684,748	0.6
5,732	Signature Bank	643,073	0.5
9,333	Stifel Financial Corp.	646,777	0.6
360,668 (2)	Other Securities	11,654,177	9.8
		17,150,280	14.4
	Health Care: 10.2%
2,504 (3)	Amedisys, Inc.	612,954	0.5
5,050 (3)	Charles River Laboratories International, Inc.	1,184,326	1.0
1,782	Chemed Corp.	852,241	0.7
4,222 (3)	Jazz Pharmaceuticals PLC	594,078	0.5
4,245 (3)	Masimo Corp.	1,080,310	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
4,885 (3)	Molina Healthcare, Inc.	$997,175	0.9
98,306 (1)(2)	Other Securities	6,776,479	5.7
		12,097,563	10.2
	Industrials: 18.1%
4,908	Carlisle Cos., Inc.	710,826	0.6
9,368	Crane Co.	651,357	0.5
5,728	Curtiss-Wright Corp.	660,209	0.6
9,138	EMCOR Group, Inc.	787,513	0.7
3,225 (3)	Generac Holdings, Inc.	695,310	0.6
4,787	Hubbell, Inc.	773,531	0.6
11,356 (3)	IAA, Inc.	680,451	0.6
11,828	ITT, Inc.	859,068	0.7
7,236	MSC Industrial Direct Co.	602,904	0.5
7,272	Regal Beloit Corp.	865,659	0.7
12,304	Timken Co.	903,606	0.8
220,374 (2)	Other Securities	13,308,275	11.2
		21,498,709	18.1
	Information Technology: 15.9%
9,141 (3)	Arrow Electronics, Inc.	837,773	0.7
2,630 (3)	CACI International, Inc.	624,073	0.5
14,374 (3)	Ciena Corp.	643,955	0.6
5,904 (3)	Enphase Energy, Inc.	806,309	0.7
1,415 (3)	Fair Isaac Corp.	668,984	0.6
2,980	Monolithic Power Systems, Inc.	953,481	0.8
5,106 (3)	Silicon Laboratories, Inc.	598,474	0.5
2,714 (3)	SolarEdge Technologies, Inc.	754,438	0.6
5,788	Teradyne, Inc.	638,648	0.5
10,057 (3)	Trimble, Inc.	602,112	0.5
213,586 (1)(2)	Other Securities	11,768,579	9.9
		18,896,826	15.9
	Materials: 5.8%
17,709	Avient Corp.	647,264	0.6
6,132	Reliance Steel & Aluminum Co.	722,350	0.6
8,412	RPM International, Inc.	740,340	0.6
16,700	Steel Dynamics, Inc.	604,707	0.5
85,468 (2)	Other Securities	4,189,933	3.5
		6,904,594	5.8
	Real Estate: 8.9%
19,816	Cousins Properties, Inc.	662,053	0.5

See Accompanying Notes to Financial Statements
18

Voya Mid Cap Research Enhanced	SUMMARY PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
4,998	EastGroup Properties, Inc.	$681,377	0.6
16,731	Highwoods Properties, Inc.	640,797	0.5
5,534	Life Storage, Inc.	607,191	0.5
284,640 (1)(2)	Other Securities	8,041,323	6.8
		10,632,741	8.9
	Utilities: 3.3%
90,944	Other Securities	3,935,682	3.3
	Total Common Stock (Cost $94,987,733)	116,724,990	98.1
EXCHANGE-TRADED FUNDS: 1.7%
9,197	iShares Core S&P Mid-Cap ETF	1,991,334	1.7
	Total Exchange-Traded Funds (Cost $1,649,284)	1,991,334	1.7
	Total Long-Term Investments (Cost $96,637,017)	118,716,324	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.7%
831,626 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $831,628, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $848,259, due 12/08/20-12/01/50) (Cost $831,626)	831,626	0.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
250,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000% (Cost $250,000)	250,000	0.2
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments
(Cost $1,081,626)	$1,081,626	0.9
Total Investments in Securities (Cost $97,718,643)	$119,797,950	100.7
Liabilities in Excess of Other Assets	(881,530)	(0.7)
Net Assets	$118,916,420	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Non-income producing security.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of November 30, 2020.

Sector Diversification as of November 30, 2020
(as a percentage of net assets)
Industrials	18.1%
Information Technology	15.9%
Consumer Discretionary	14.8%
Financials	14.4%
Health Care	10.2%
Real Estate	8.9%
Materials	5.8%
Utilities	3.3%
Consumer Staples	3.3%
Communication Services	1.9%
Exchange-Traded Funds	1.7%
Energy	1.5%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%

*
Includes short-term investments and exchange-traded funds.

See Accompanying Notes to Financial Statements
19

Voya Mid Cap Research Enhanced	SUMMARY PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$116,724,990	$—	$—	$116,724,990
Exchange-Traded Funds	1,991,334	—	—	1,991,334
Short-Term Investments	250,000	831,626	—	1,081,626
Total Investments, at fair value	$118,966,324	$831,626	$—	$119,797,950

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $98,467,915.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$26,385,991
Gross Unrealized Depreciation	(5,055,956)
Net Unrealized Appreciation	$21,330,035

See Accompanying Notes to Financial Statements
20

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 19, 2020, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the management and sub-advisory contracts, and who are not “interested persons” of Voya Mid Cap Research Enhanced Index Fund, a series of the Trust (the “Fund”), as such term is defined under the 1940 Act (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2021.
In addition to the Board meeting on November 19, 2020, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 8, 2020, and November 17, 2020. At those meetings the Board reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for each Voya fund, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund that is assigned to that IRC to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or the Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and the Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition,

21

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Adviser with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Independent Trustees also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and the Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or the Sub-Adviser, as applicable, for these differences.

22

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses the Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser is entitled to earn a reasonable level of profits for the services that it provides to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2020, November 17, 2020, and/or November 19, 2020 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2020. In addition, the Board also considered at its October 7, 2020, November 17, 2020, and November 19, 2020 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the five-year period, and the fifth quintile for the year-to-date, one-year, three-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this

23

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

performance data, the Board took into account Management’s representations regarding: (1) the impact of security weightings on the Fund’s performance; (2) the fact that longer-term performance data represents a different investment strategy and portfolio management team as changes were implemented to both in May 2016; and (3) its confidence in the Fund’s current investment strategy.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

24

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
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166400         (1120-012221)

Semi-Annual Report
November 30, 2020
Voya Global Multi-Asset Fund
Classes A, C, I, R6 and W
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

A Tough Year Ends On An Upbeat Note
Dear Shareholder,
A build-up of nerve-wracking economic, pandemic and political events during September and October culminated in the apparent avoidance of worst-case scenarios. Volatile market performance in October was followed by a relatively strong rally in November, with most major equity indexes delivering double-digit monthly returns and single-digit returns for the fiscal quarterly reporting period ended November 30, 2020. Fixed income assets also delivered positive returns for November and the three-month reporting period.
The coronavirus pandemic has caused an unusual type of recession, which has compelled policymakers and the healthcare community to implement extraordinary measures in record-breaking time. This has led to a quick turnaround of economic growth, which has been outdone only by the quick snap-back of the financial markets. We believe that the market’s ability to look forward has been on full display during this crisis. Throughout untold amounts of uncertainty, investors have focused on anticipating what the world will look like after the pandemic is behind us. Early optimism that we would find effective vaccines has proven realistic, and in our opinion enhances forecasters’ credibility about predicting a return to normalcy.
This doesn’t mean that we’re out of the woods; we believe many coronavirus challenges still confront us, and sustaining financial market performance will require Washington policymakers to cooperate at levels we haven’t seen for some time. Despite the recent coronavirus surge and the socially isolating, winter hunkering it will entail, we think markets can continue to hold their own. In our view, we are hopeful that with wider distribution of the recently approved coronavirus vaccines, at some point infection rates will begin to subside; also, we continue to hope that fiscal policymakers will align more with central banks in countering the economic impacts of the coronavirus.
As a tough year winds down it is our opinion that the economic outlook is brightening, reinforcing our oft-stated belief that investors are best served by staying in the markets. We remain firmly convinced that time in the markets, not timing the markets, leads to better long-term investment outcomes. Also, we continue to emphasize our belief that diversifying portfolios as broadly as possible offers the most likely path to realizing investors’ goals. Should your goals change, discuss them thoroughly with your financial advisor before making any shifts in your portfolio strategy.
We remain humble and realistic in the face of the challenges ahead, but well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
December 4, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2020**	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2020**
Class A	$1,000.00	$1,188.10	0.64%	$3.51	$1,000.00	$1,021.86	0.64%	$3.24
Class C	1,000.00	1,184.10	1.39	7.61	1,000.00	1,018.10	1.39	7.03
Class I	1,000.00	1,189.40	0.39	2.14	1,000.00	1,023.11	0.39	1.98
Class R6	1,000.00	1,189.60	0.39	2.14	1,000.00	1,023.11	0.39	1.98
Class W	1,000.00	1,189.80	0.39	2.14	1,000.00	1,023.11	0.39	1.98

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2020 (Unaudited)

ASSETS:
Investments in securities at fair value*	$19,247
Investments in affiliated underlying funds at fair value**	80,566,870
Investments in unaffiliated underlying funds at fair value***	57,180,828
Short-term investments at fair value†	1,419,243
Cash collateral for futures contracts	822,730
Receivables:
Fund shares sold	36,603
Dividends	1,007
Unrealized appreciation on forward foreign currency contracts	741,259
Unrealized appreciation on OTC swap agreements	543,808
Prepaid expenses	53,101
Reimbursement due from Investment Adviser	34,665
Other assets	24,323
Total assets	141,443,684
LIABILITIES:
Payable for fund shares redeemed	55,838
Unrealized depreciation on forward foreign currency contracts	394,497
Unrealized depreciation on OTC swap agreements	451,536
Cash received as collateral for OTC derivatives (Note 2)	740,000
Payable for investment management fees	36,594
Payable for distribution and shareholder service fees	26,800
Payable to trustees under the deferred compensation plan (Note 6)	24,323
Payable for trustee fees	658
Other accrued expenses and liabilities	102,760
Total liabilities	1,833,006
NET ASSETS	$139,610,678
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$118,248,919
Total distributable earnings	21,361,759
NET ASSETS	$139,610,678
* Cost of investments in securities	$18,917
** Cost of investments in affiliated underlying funds	$67,800,755
*** Cost of investments in unaffiliated underlying funds	$47,305,896
† Cost of short-term investments	$1,419,243
See Accompanying Notes to Financial Statements
3

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2020 (Unaudited) (continued)

Class A
Net assets	$124,277,904
Shares authorized	Unlimited
Par value	$0.01
Shares outstanding	9,888,804
Net asset value and redemption price per share†	$12.57
Maximum offering price per share (5.75%)(1)	$13.34
Class C
Net assets	$2,485,688
Shares authorized	Unlimited
Par value	$0.01
Shares outstanding	196,213
Net asset value and redemption price per share†	$12.67
Class I
Net assets	$12,607,972
Shares authorized	Unlimited
Par value	$0.01
Shares outstanding	984,023
Net asset value and redemption price per share	$12.81
Class R6
Net assets	$119,180
Shares authorized	Unlimited
Par value	$0.01
Shares outstanding	9,265
Net asset value and redemption price per share	$12.86
Class W
Net assets	$119,934
Shares authorized	Unlimited
Par value	$0.01
Shares outstanding	9,375
Net asset value and redemption price per share	$12.79

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENT OF OPERATIONS for the Six Months Ended November 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends from affiliated funds	$851,020
Dividends from unaffiliated underlying funds	139,386
Total investment income	990,406
EXPENSES:
Investment management fees	186,254
Distribution and shareholder service fees:
Class A	146,485
Class C	12,939
Transfer agent fees:
Class A	103,117
Class C	2,277
Class I	7,440
Class R6	262
Class W	109
Shareholder reporting expense	17,385
Registration fees	61,923
Professional fees	19,581
Custody and accounting expense	28,731
Trustee fees	2,629
Miscellaneous expense	9,783
Total expenses	598,915
Waived and reimbursed fees	(181,135)
Net expenses	417,780
Net investment income	572,626
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,822
Sale of affiliated underlying funds	317,521
Sale of unaffiliated underlying funds	51,972
Forward foreign currency contracts	1,154,975
Foreign currency related transactions	(467,972)
Futures	1,378,279
Swaps	367,497
Net realized gain	2,804,094
Net change in unrealized appreciation (depreciation) on:
Investments	279
Affiliated underlying funds	11,375,574
Unaffiliated underlying funds	8,279,179
Forward foreign currency contracts	(23,909)
Foreign currency related transactions	5,648
Futures	(509,220)
Swaps	92,272
Net change in unrealized appreciation (depreciation)	19,219,823
Net realized and unrealized gain	22,023,917
Increase in net assets resulting from operations	$22,596,543
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM OPERATIONS:
Net investment income	$572,626	$3,232,661
Net realized gain (loss)	2,804,094	(3,420,823)
Net change in unrealized appreciation (depreciation)	19,219,823	1,960,291
Increase in net assets resulting from operations	22,596,543	1,772,129
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(6,984,729)
Class C	—	(482,064)
Class I	—	(755,195)
Class R6	—	(2,136)
Class W	—	(10,355)
Total distributions	—	(8,234,479)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,367,943	11,397,486
Reinvestment of distributions	—	7,686,918
	1,367,943	19,084,404
Cost of shares redeemed	(8,104,212)	(24,736,809)
Net decrease in net assets resulting from capital share transactions	(6,736,269)	(5,652,405)
Net increase (decrease) in net assets	15,860,274	(12,114,755)
NET ASSETS:
Beginning of year or period	123,750,404	135,865,159
End of year or period	$139,610,678	$123,750,404
See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-20+	10.58	0.05•	1.94	1.99	—	—	—	—	—	12.57	18.81	0.92	0.64	0.64	0.86	124,278	8
05-31-20	11.12	0.27•	(0.09)	0.18	0.22	0.50	—	0.72	—	10.58	1.05	0.88	0.59	0.59	2.41	109,357	47
05-31-19	11.93	0.19•	(0.49)	(0.30)	0.26	0.25	—	0.51	—	11.12	(2.24)	0.80	0.58	0.58	1.69	111,044	118
05-31-18	11.24	0.22	0.79	1.01	0.32	—	—	0.32	—	11.93	8.99	0.87	0.52	0.52	1.76	69,448	78
05-31-17	10.33	0.22	0.88	1.10	0.19	—	—	0.19	—	11.24	10.83	0.85	0.52	0.52	2.01	69,235	102
05-31-16	10.83	0.13	(0.47)	(0.34)	0.16	—	—	0.16	—	10.33	(3.10)	0.80	0.45	0.45	1.22	67,601	65
Class C
11-30-20+	10.70	0.03	1.94	1.97	—	—	—	—	—	12.67	18.41	1.67	1.39	1.39	0.13	2,486	8
05-31-20	11.22	0.24•	(0.15)	0.09	0.11	0.50	—	0.61	—	10.70	0.31	1.63	1.34	1.34	2.07	3,058	47
05-31-19	12.00	0.10	(0.49)	(0.39)	0.14	0.25	—	0.39	—	11.22	(2.99)	1.55	1.33	1.33	0.83	11,076	118
05-31-18	11.29	0.12	0.80	0.92	0.21	—	—	0.21	—	12.00	8.18	1.62	1.27	1.27	1.01	15,241	78
05-31-17	10.37	0.14•	0.89	1.03	0.11	—	—	0.11	—	11.29	10.00	1.60	1.27	1.27	1.26	15,758	102
05-31-16	10.87	0.05	(0.47)	(0.42)	0.08	—	—	0.08	—	10.37	(3.86)	1.55	1.20	1.20	0.48	21,959	65
Class I
11-30-20+	10.77	0.07•	1.97	2.04	—	—	—	—	—	12.81	18.94	0.62	0.39	0.39	1.11	12,608	8
05-31-20	11.31	0.31•	(0.10)	0.21	0.25	0.50	—	0.75	—	10.77	1.28	0.57	0.34	0.34	2.68	11,115	47
05-31-19	12.11	0.22	(0.50)	(0.28)	0.27	0.25	—	0.52	—	11.31	(2.01)	0.53	0.33	0.33	1.82	11,885	118
05-31-18	11.40	0.24	0.82	1.06	0.35	—	—	0.35	—	12.11	9.31	0.56	0.27	0.27	2.03	13,541	78
05-31-17	10.48	0.25	0.89	1.14	0.22	—	—	0.22	—	11.40	11.06	0.53	0.27	0.27	2.26	13,077	102
05-31-16	10.99	0.16	(0.48)	(0.32)	0.19	—	—	0.19	—	10.48	(2.88)	0.47	0.20	0.20	1.46	12,623	65
Class R6
11-30-20+	10.81	0.06•	1.99	2.05	—	—	—	—	—	12.86	18.96	1.22	0.39	0.39	1.05	119	8
05-31-20	11.35	0.29	(0.07)	0.22	0.26	0.50	—	0.76	—	10.81	1.35	1.22	0.34	0.34	2.53	50	47
05-31-19	12.04	0.21	(0.52)	(0.31)	0.13	0.25	—	0.38	—	11.35	(2.36)	1.34	0.33	0.33	1.81	3	118
09-29-17(5) - 05-31-18	11.90	0.19•	0.31	0.50	0.36	—	—	0.36	—	12.04	4.16	1.09	0.27	0.27	2.30	3	78
Class W
11-30-20+	10.75	0.07•	1.97	2.04	—	—	—	—	—	12.79	18.98	0.67	0.39	0.39	1.15	120	8
05-31-20	11.30	0.32•	(0.12)	0.20	0.25	0.50	—	0.75	—	10.75	1.22	0.63	0.34	0.34	2.79	171	47
05-31-19	12.10	0.22	(0.50)	(0.28)	0.27	0.25	—	0.52	—	11.30	(2.00)	0.55	0.33	0.33	1.77	118	118
05-31-18	11.39	0.23•	0.83	1.06	0.35	—	—	0.35	—	12.10	9.29	0.62	0.27	0.27	1.91	78	78
05-31-17	10.48	0.23	0.91	1.14	0.23	—	—	0.23	—	11.39	11.05	0.60	0.27	0.27	2.24	104	102
05-31-16	10.98	0.16•	(0.47)	(0.31)	0.19	—	—	0.19	—	10.48	(2.76)	0.55	0.20	0.20	1.58	48	65

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of Underlying Funds.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Global Multi-Asset Fund (“Global Multi-Asset” or the “Fund”), a diversified series of the Trust. Prior to the close of business on November 8, 2019, the Fund was a separate active series under Voya Series Fund, Inc.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
The investment companies in which the Fund invests are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment strategies permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

being hedged by the Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations,

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of November 30, 2020, the maximum amount of loss the Fund would incur if the counterparties to its derivative transactions failed to perform would be $1,285,067 which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC total return swaps were they to be unwound as of November 30, 2020. To reduce the amount of potential loss to the Fund, certain counterparties have pledged $740,000 in cash collateral for open OTC derivatives.
The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
As of November 30, 2020, the Fund had a liability position of  $846,033 on open forward foreign currency contracts and OTC total return swaps. If a contingent feature would have been triggered as of November 30, 2020, the Fund could have been required to pay this amount in cash to its counterparties. As of November 30, 2020, the Fund had not pledged any cash collateral for its open OTC derivatives transactions.
E. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
During the period ended November 30, 2020, the Fund had an average contract amount on forward foreign currency contracts to buy and sell of  $13,938,339 and $13,848,221, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at November 30, 2020.
The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2020, the Fund had purchased and sold futures contracts on various equity indices and U.S. Treasuries as part of its tactical asset allocation strategies. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended November 30, 2020, the Fund had average notional amounts on futures contracts purchased and sold of  $16,768,994 and $16,583,078, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at November 30, 2020.
F. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
For the period ended November 30, 2020, the Fund entered into total return swaps on equity indices with an average notional amount of  $5,298,721 and $5,299,705 on receiver and payer total return swaps, respectively. Please refer to the table within the Portfolio of Investments for open total return swaps at November 30, 2020.
G. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Indemnifications.   In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2020, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:
Purchases	Sales
$10,572,226	$13,215,877
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to (1) 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds; (2) 0.900% on the first $500 million; 0.875% on the next $500 million; 0.850% on the next $500 million; 0.825% on the next $500 million; and 0.800% thereafter of the Fund’s average daily net assets invested in direct investments; and (3) 0.40% of the Fund’s average daily net assets invested in other investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Fund (except as noted below) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund, except Class I, Class R6 and Class W, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
Class A	Class C
0.25%	1.00%
The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the period ended November 30, 2020, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:	$941	$—
Contingent Deferred Sales Charges:	$—	$24
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2020, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc.owned more than 5% of the Fund:
Subsidiary	Percentage
Voya Institutional Trust Company	5.06%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2020, the per account fees for affiliated recordkeeping services paid by the Fund were $4,119.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Class A(1)	Class C(1)	Class I(1)	Class R6(1)	Class W(1)
1.15%	1.90%	0.90%	0.90%	0.90%

(1)
These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

November 30,			Total
2021	2022	2023
$377,106	$240,178	$335,152	$952,436
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2020, are as follows:
	November 30,
	2021	2022	2023	Total
Class A	$53,611	$45,262	$58,700	$157,573
Class C	7,764	3,397	1,111	12,272
Class R6	19	107	346	472
Class W	51	41	87	179
The Expense Limitation Agreement is contractual through October 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 15, 2020, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund did not utilize the line of credit during the period ended November 30, 2020.

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
11/30/2020	99,650	—	—	(547,788)	—	(448,138)	1,143,303	—	—	(6,289,100)	—	(5,145,797)
5/31/2020	867,181	—	560,793	(1,231,392)	154,532	351,114	10,009,467	—	6,488,399	(13,779,886)	1,843,565	4,561,544
Class C
11/30/2020	4,273	—	—	(93,767)	—	(89,494)	50,420	—	—	(1,064,990)	—	(1,014,570)
5/31/2020	44,168	—	39,543	(785,194)	—	(701,483)	479,381	—	464,235	(9,227,844)	—	(8,284,228)
Class I
11/30/2020	9,383	—	—	(57,179)	—	(47,796)	111,776	—	—	(670,764)	—	(558,988)
5/31/2020	65,694	—	61,325	(146,093)	—	(19,074)	758,666	—	721,793	(1,656,887)	—	(176,427)
Class O(1)
11/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2020	102	—	—	(1,967)	(155,706)	(157,571)	1,173	—	—	(22,830)	(1,843,565)	(1,865,221)
Class R6
11/30/2020	5,063	—	—	(415)	—	4,648	60,678	—	—	(4,929)	—	55,749
5/31/2020	5,668	—	181	(1,501)	—	4,348	64,208	—	2,136	(17,369)	—	48,975
Class W
11/30/2020	141	—	—	(6,653)	—	(6,512)	1,766	—	—	(74,429)	—	(72,663)
5/31/2020	7,370	—	881	(2,790)	—	5,461	84,591	—	10,355	(31,994)	—	62,952

(1)
Class O converted to Class A on November 22, 2019.

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, capital loss carryforwards and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended May 31, 2020		Year Ended May 31, 2019
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$2,452,004	$5,782,475	$4,178,917	$1,947,839
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2020 were:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
		Amount	Character	Expiration
$901,842	$649,970	$(2,767,924)	Long-term	None
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2020, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 12 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets.

18

NOTES TO FINANCIAL STATEMENTS as of November 30, 2020 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION (continued)

Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS
The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Fund has concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04
(“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2020, the Fund declared and paid dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.3055	January 4, 2021	December 30, 2020
Class C	$0.1855	January 4, 2021	December 30, 2020
Class I	$0.3345	January 4, 2021	December 30, 2020
Class R6	$0.3423	January 4, 2021	December 30, 2020
Class W	$0.3319	January 4, 2021	December 30, 2020
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.5%
16,286	iShares 20+ Year Treasury Bond ETF	$2,606,086	1.9
25,059	iShares Russell 2000 ETF	4,536,180	3.2
55,062	Vanguard Global ex-U.S. Real Estate ETF	2,913,330	2.1
50,423	Vanguard Real Estate ETF	4,235,532	3.0
63,214	Vanguard Russell 1000 Value	7,358,742	5.3
	Total Exchange-Traded Funds (Cost $19,315,531)	21,649,870	15.5
MUTUAL FUNDS: 83.2%
	Affiliated Investment Companies: 57.7%
445,760	Voya Floating Rate Fund - Class I	3,967,260	2.8
1,069,153	Voya Global Bond Fund - Class R6	10,659,454	7.6
1,691,624	Voya High Yield Bond Fund - Class R6	13,482,241	9.7
610,203	Voya Intermediate Bond Fund - Class R6	6,596,295	4.7
44,439 (1)	Voya MidCap Opportunities Fund - Class R6	1,422,951	1.0
883,803	Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,461,619	8.9
1,578,866	Voya Multi-Manager International Equity Fund - Class I	20,493,680	14.7
999,134	Voya Multi-Manager International Factors Fund - Class I	10,001,333	7.2
155,187	Voya Multi-Manager Mid Cap Value Fund - Class I	1,482,037	1.1
		80,566,870	57.7

	Unaffiliated Investment Companies: 25.5%
881,006	TIAA-CREF S&P 500 Index Fund - Class I	35,530,958	25.5
	Total Mutual Funds (Cost $95,791,120)	116,097,828	83.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
2,517	Chase Funding Trust Series 2003-5 2A2, 0.750%, (US0001M + 0.600)%, 07/25/2033	$2,415	0.0
16,401(2)(3)	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 5.025%, 12/25/2037	16,832	0.0
	Total Asset-Backed Securities (Cost $18,917)	19,247	0.0
	Total Long-Term Investments (Cost $115,125,568)	137,766,945	98.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
1,419,243 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000% (Cost $1,419,243)	1,419,243	1.0
	Total Short-Term Investments (Cost $1,419,243)	1,419,243	1.0
	Total Investments in Securities (Cost $116,544,811)	$139,186,188	99.7
	Assets in Excess of Other Liabilities	424,490	0.3
	Net Assets	$139,610,678	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Variable rate security. Rate shown is the rate in effect as of November 30, 2020.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
Rate shown is the 7-day yield as of November 30, 2020.

Reference Rate Abbreviations:
US0001M       1-month LIBOR

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2020 (Unaudited) (continued)

Target Allocations as of November 30, 2020(1) (as a percentage of net assets)

U.S. Mid-Cap Stocks	2.00%
U.S. Small-Cap Stocks	2.00%
International Large Cap Stocks	21.00%
Emerging Markets	9.00%
Real Estate	5.00%
Core Fixed Income	6.00%
Senior Debt	3.00%
Global Bond	8.00%
High Yield	9.00%
TIPS	2.00%
U.S Treasury Bill 3M	2.00%
Total	100%

(1)
Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target strategic allocations, the actual allocations of the Fund’s assets may deviate from the percentages shown. Although the Fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

Portfolio Holdings are subject to change

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,649,870	$—	$—	$21,649,870
Mutual Funds	116,097,828	—	—	116,097,828
Asset-Backed Securities	—	19,247	—	19,247
Short-Term Investments	1,419,243	—	—	1,419,243
Total Investments, at fair value	$139,166,941	$19,247	$—	$139,186,188
Other Financial Instruments+
Forward Foreign Currency Contracts	—	741,259	—	741,259
Futures	852,600	—	—	852,600
OTC Swaps	—	543,808	—	543,808
Total Assets	$140,019,541	$1,304,314	$—	$141,323,855
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(394,497)	$—	$(394,497)
Futures	(503,891)	—	—	(503,891)
OTC Swaps	—	(451,536)	—	(451,536)
Total Liabilities	$(503,891)	$(846,033)	$—	$(1,349,924)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2020 (Unaudited) (continued)

At November 30, 2020, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,956,883	EUR 3,400,000	Bank of America N.A.	12/03/20	$(98,955)
USD 1,973,697	JPY 206,800,000	Bank of America N.A.	12/03/20	(7,200)
SEK 53,500,000	USD 5,997,006	Brown Brothers Harriman & Co.	12/03/20	240,865
CAD 1,800,000	USD 1,356,869	Citibank N.A.	12/03/20	29,145
USD 7,741,573	GBP 6,000,000	Citibank N.A.	12/03/20	(257,523)
USD 2,720,342	CHF 2,500,000	Citibank N.A.	12/03/20	(30,819)
NOK 50,500,000	USD 5,267,924	The Bank of New York Mellon	12/03/20	408,893
SGD 4,500,000	USD 3,292,974	The Bank of New York Mellon	12/03/20	62,356
				$346,762
At November 30, 2020, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	33	12/18/20	$3,003,165	$475,304
Mini MSCI Emerging Markets Index	87	12/18/20	5,230,005	377,296
			$8,233,170	$852,600
Short Contracts:
S&P 500® E-Mini	(44)	12/18/20	(7,971,040)	(503,891)
			$(7,971,040)	$(503,891)
At November 30, 2020, the following OTC total return swaps were outstanding for Voya Global Multi-Asset Fund:
Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	iShares S&P 500 Growth ETF	At Maturity	US0001M+0.23%	At Maturity	Goldman Sachs International	12/01/20	USD5,100,705	$(451,536)	$—	$(451,536)
Receive	iShares S&P 500 Value ETF	At Maturity	US0001M+0.22%	At Maturity	Goldman Sachs International	12/01/20	USD5,097,357	543,808	—	543,808
								$92,272	$—	$92,272

(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
CAD  –  Canadian Dollar
CHF  –  Swiss Franc
EUR  –  EU Euro
GBP  –  British Pound
JPY  –  Japanese Yen
NOK  –  Norwegian Krone
SEK  –  Swedish Krona
SGD  –  Singapore Dollar
USD  –  United States Dollar
See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2020 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$852,600
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	741,259
Equity contracts	Unrealized appreciation on OTC swap agreements	543,808
Total Asset Derivatives		$2,137,667
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$503,891
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	394,497
Equity contracts	Unrealized depreciation on OTC swap agreements	451,536
Total Liability Derivatives		$1,349,924

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$1,154,975	$—	$—	$1,154,975
Equity contracts	—	1,336,268	—	1,336,268
Interest rate contracts	—	42,011	367,497	409,508
Total	$1,154,975	$1,378,279	$367,497	$2,900,751
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(23,909)	$—	$—	$(23,909)
Equity contracts	—	(536,071)	92,272	(443,799)
Interest rate contracts	—	26,851	—	26,851
Total	$(23,909)	$(509,220)	$92,272	$(440,857)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2020:
	Bank of America N.A.	Brown Brothers Harriman & Co.	Citibank N.A.	Goldman Sachs International	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$240,865	$29,145	$—	$471,249	$741,259
OTC Total Return Swaps	—	—	—	543,808	—	543,808
Total Assets	$—	$240,865	$29,145	$543,808	$471,249	$1,285,067
Liabilities:
Forward foreign currency contracts	$106,155	$—	$288,342	$—	$—	$394,497
OTC Total Return Swaps	—	—	—	451,536	—	451,536
Total Liabilities	$106,155	$—	$288,342	$451,536	$—	$846,033

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2020 (Unaudited) (continued)

	Bank of America N.A.	Brown Brothers Harriman & Co.	Citibank N.A.	Goldman Sachs International	The Bank of New York Mellon	Totals
Net OTC derivative instruments by counterparty, at fair value	$(106,155)	$240,865	$(259,197)	$92,272	$471,249	$439,034
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$(92,272)	$(471,249)	$(563,521)
Net Exposure(1)(2)	$(106,155)	$240,865	$(259,197)	$—	$—	$(124,487)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At November 30, 2020, the Fund had received $220,000 and $520,000 in cash collateral from Goldman Sachs International and The Bank of New York Mellon, respectively. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended November 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$3,587,961	$347,284	$(155,644)	$187,659	$3,967,260	$65,273	$(17,777)	$—
Voya Global Bond Fund - Class R6	9,630,551	888,709	(442,735)	582,929	10,659,454	$239,603	(2,576)	—
Voya High Yield Bond Fund - Class R6	12,022,552	1,130,624	(467,837)	796,902	13,482,241	$357,086	(11,371)	—
Voya Intermediate Bond Fund - Class R6	9,117,228	836,001	(3,484,219)	127,285	6,596,295	$155,360	70,835	—
Voya MidCap Opportunities Fund - Class R6	1,276,390	—	(90,313)	236,874	1,422,951	$—	108,161	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,943,695	300,000	(1,801,470)	3,019,394	12,461,619	$—	59,505	—
Voya Multi-Manager International Equity Fund - Class I	17,613,476	75,000	(1,623,775)	4,428,979	20,493,680	$—	116,362	—
Voya Multi-Manager International Factors Fund - Class I	8,729,876	176,421	(557,707)	1,652,743	10,001,333	$—	6,377	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,288,897	—	(91,779)	284,919	1,482,037	$—	(13,524)	—
Voya Strategic Income Opportunities Fund - Class R6	1,781,877	139,321	(1,979,088)	57,890	—	$33,698	1,529	—
	$75,992,503	$3,893,360	$(10,694,567)	$11,375,574	$80,566,870	$851,020	$317,521	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $120,104,138.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,308,797
Gross Unrealized Depreciation	(3,439,004)
Net Unrealized Appreciation	$19,869,793
See Accompanying Notes to Financial Statements
25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 19, 2020, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the management and sub-advisory contracts, and who are not “interested persons” of Voya Global Multi-Asset Fund, a series of the Trust (the “Fund”), as such term is defined under the 1940 Act (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2021.
In addition to the Board meeting on November 19, 2020, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 8, 2020, and November 17, 2020. At those meetings the Board reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for each Voya fund, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund that is assigned to that IRC to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or the Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and the Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition,

26

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Adviser with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Independent Trustees also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and the Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or the Sub-Adviser, as applicable, for these differences.

27

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2020, November 17, 2020, and/or November 19, 2020 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2020. In addition, the Board also considered at its October 7, 2020, November 17, 2020, and November 19, 2020 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for Voya Global Multi-Asset Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the second quintile of its Morningstar category for the ten-year period, the third quintile for the three-year and five-year periods, and the fourth quintile for the year-to-date and one-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described

28

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the fourth quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

29

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163311         (1120-012221)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 7.7%
4,339 (1)	Alphabet, Inc. - Class C	$7,639,851	1.1
225,293	AT&T, Inc.	6,477,174	0.9
10,177 (1)	Charter Communications, Inc.	6,635,302	0.9
138,004	Comcast Corp. – Class A	6,933,321	1.0
24,356 (1)	Facebook, Inc.- Class A	6,745,881	0.9
12,921 (1)	NetFlix, Inc.	6,340,335	0.9
107,628	Verizon Communications, Inc.	6,501,808	0.9
50,844	Walt Disney Co.	7,525,420	1.1
		54,799,092	7.7

	Consumer Discretionary: 10.2%
2,028 (1)	Amazon.com, Inc.	6,424,785	0.9
3,811 (1)	Booking Holdings, Inc.	7,730,423	1.1
966,006	Ford Motor Co.	8,771,334	1.2
221,844	General Motors Co.	9,725,641	1.4
23,432	Home Depot, Inc.	6,500,271	0.9
39,293	Lowe's Cos, Inc.	6,122,635	0.9
29,156	McDonald's Corp.	6,339,681	0.9
50,461	Nike, Inc. - Class B	6,797,097	0.9
75,187	Starbucks Corp.	7,369,830	1.0
40,626	Target Corp.	7,293,586	1.0
		73,075,283	10.2

	Consumer Staples: 10.4%
166,209	Altria Group, Inc.	6,620,104	0.9
130,331	Coca-Cola Co.	6,725,080	0.9
83,650	Colgate-Palmolive Co.	7,163,786	1.0
18,106	Costco Wholesale Corp.	7,093,388	1.0
215,470	Kraft Heinz Co.	7,097,582	1.0
112,886	Mondelez International, Inc.	6,485,301	0.9
46,484	PepsiCo, Inc.	6,704,387	0.9
85,766	Philip Morris International, Inc.	6,496,774	0.9
46,450	Procter & Gamble Co.	6,450,511	0.9
180,210	Walgreens Boots Alliance, Inc.	6,849,782	1.0
46,491	Walmart, Inc.	7,103,360	1.0
		74,790,055	10.4

	Energy: 6.4%
88,675	Chevron Corp.	7,730,687	1.1
196,419	ConocoPhillips	7,770,336	1.1
185,993	Exxon Mobil Corp.	7,091,913	1.0
512,096	Kinder Morgan, Inc.	7,363,940	1.0
449,060	Occidental Petroleum Corp.	7,077,186	1.0
408,689	Schlumberger NV	8,496,644	1.2
		45,530,706	6.4

	Financials: 16.3%
68,234	Allstate Corp.	6,983,750	1.0
65,226	American Express Co.	7,735,151	1.1
233,631	American International Group, Inc.	8,980,776	1.2
268,224	Bank of America Corp.	7,553,188	1.1
188,242	Bank of New York Mellon Corp.	7,364,027	1.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
30,297 (1)	Berkshire Hathaway, Inc. – Class B	$6,935,286	1.0
11,493	Blackrock, Inc.	8,026,137	1.1
90,500	Capital One Financial Corp.	7,750,420	1.1
150,302	Citigroup, Inc.	8,277,131	1.2
32,399	Goldman Sachs Group, Inc.	7,470,561	1.0
66,868	JPMorgan Chase & Co.	7,882,400	1.1
173,398	Metlife, Inc.	8,005,786	1.1
134,966	Morgan Stanley	8,344,948	1.2
180,618	US Bancorp	7,804,504	1.1
274,104	Wells Fargo & Co.	7,496,744	1.0
		116,610,809	16.3

	Health Care: 13.8%
60,611	Abbott Laboratories	6,559,322	0.9
73,379	AbbVie, Inc.	7,673,976	1.1
25,679	Amgen, Inc.	5,701,765	0.8
22,581 (1)	Biogen, Inc.	5,423,279	0.8
106,441	Bristol-Myers Squibb Co.	6,641,918	0.9
110,807	CVS Health Corp.	7,511,607	1.0
30,216	Danaher Corp.	6,787,420	0.9
43,591	Eli Lilly & Co.	6,349,029	0.9
102,671	Gilead Sciences, Inc.	6,229,050	0.9
43,355	Johnson & Johnson	6,272,601	0.9
62,088	Medtronic PLC	7,059,406	1.0
77,849	Merck & Co., Inc.	6,258,281	0.9
176,274	Pfizer, Inc.	6,753,057	0.9
14,680	Thermo Fisher Scientific, Inc.	6,825,906	0.9
20,965	UnitedHealth Group, Inc.	7,051,368	1.0
		99,097,985	13.8

	Industrials: 12.1%
39,896	3M Co.	6,891,236	1.0
38,971	Boeing Co.	8,211,579	1.1
43,252	Caterpillar, Inc.	7,508,115	1.1
97,849	Emerson Electric Co.	7,516,760	1.1
25,152	FedEx Corp.	7,208,060	1.0
46,018	General Dynamics Corp.	6,872,788	1.0
713,943	General Electric Co.	7,267,940	1.0
38,756	Honeywell International, Inc.	7,903,123	1.1
16,401	Lockheed Martin Corp.	5,986,365	0.8
110,691	Raytheon Technologies Corp.	7,938,759	1.1
32,325	Union Pacific Corp.	6,596,886	0.9
37,838	United Parcel Service, Inc. - Class B	6,472,947	0.9
		86,374,558	12.1

	Information Technology: 14.0%
28,453	Accenture PLC	7,087,358	1.0
13,031 (1)	Adobe, Inc.	6,234,943	0.9
55,884	Apple, Inc.	6,652,990	0.9
163,231	Cisco Systems, Inc.	7,022,198	1.0
124,552	Intel Corp.	6,022,089	0.8
52,718	International Business Machines Corp.	6,511,727	0.9
18,963	Mastercard, Inc. - Class A	6,381,239	0.9
30,762	Microsoft Corp.	6,585,221	0.9
12,052	Nvidia Corp.	6,460,595	0.9
107,210	Oracle Corp.	6,188,161	0.9
32,781 (1)	PayPal Holdings, Inc.	7,019,068	1.0

1

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
54,317	Qualcomm, Inc.	$7,993,833	1.1
25,767 (1)	Salesforce.com, Inc.	6,333,529	0.9
45,058	Texas Instruments, Inc.	7,265,602	1.0
31,968	Visa, Inc. - Class A	6,724,469	0.9
		100,483,022	14.0

	Materials: 2.0%
136,908	Dow, Inc.	7,257,493	1.0
115,524	DowDuPont, Inc.	7,328,843	1.0
		14,586,336	2.0

	Real Estate: 2.0%
26,553	American Tower Corp.	6,139,053	0.9
99,638	Simon Property Group, Inc.	8,227,110	1.1
		14,366,163	2.0

	Utilities: 4.0%
77,367	Duke Energy Corp.	7,168,826	1.0
180,517	Exelon Corp.	7,413,833	1.1
90,080	NextEra Energy, Inc.	6,628,987	0.9
118,730	Southern Co.	7,105,991	1.0
		28,317,637	4.0

	Total Common Stock
	(Cost $422,240,875)	708,031,646	98.9

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
7,081,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $7,081,000)	7,081,000	1.0

	Total Short-Term Investments
	(Cost $7,081,000)	7,081,000	1.0

	Total Investments in Securities (Cost $429,321,875)	$715,112,646	99.9
	Assets in Excess of Other Liabilities	829,200	0.1
	Net Assets	$715,941,846	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2020.

2

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 1.1%
102,638 (1)	Gray Television, Inc.	$1,812,587	0.5
175,693 (1)	Vonage Holdings Corp.	2,259,412	0.6
		4,071,999	1.1

	Consumer Discretionary: 15.1%
182,724	Bloomin Brands, Inc.	3,197,670	0.8
67,078	Boyd Gaming Corp.	2,581,832	0.7
67,093 (1)	Caesars Entertainment, Inc.	4,570,375	1.2
153,473	Callaway Golf Co.	3,261,301	0.9
185,707	Dana, Inc.	3,127,306	0.8
9,707 (1)	Deckers Outdoor Corp.	2,471,305	0.6
38,867	Dick's Sporting Goods, Inc.	2,208,034	0.6
40,276 (1)	G-III Apparel Group Ltd.	820,422	0.2
31,232 (1),(2)	GrowGeneration Corp.	1,098,429	0.3
16,249 (1)	Helen of Troy Ltd.	3,282,136	0.9
88,536	Kohl's Corp.	2,850,859	0.8
64,557	Kontoor Brands, Inc.	2,690,090	0.7
61,913	La-Z-Boy, Inc.	2,293,258	0.6
23,834	LCI Industries	2,997,841	0.8
10,733	Lithia Motors, Inc.	3,105,057	0.8
115,723 (2)	Macy's, Inc.	1,181,532	0.3
33,449	Marriott Vacations Worldwide Corp.	4,259,061	1.1
3,483 (1)	RH	1,578,356	0.4
60,731 (2)	Shoe Carnival, Inc.	2,220,933	0.6
67,886	Steven Madden Ltd.	2,136,372	0.6
27,341	Strategic Education, Inc.	2,567,047	0.7
48,824	Winnebago Industries	2,584,254	0.7
		57,083,470	15.1

	Consumer Staples: 2.5%
36,772	Energizer Holdings, Inc.	1,540,379	0.4
200,524 (1)	Hostess Brands, Inc.	2,717,100	0.7
84,883 (1)	Performance Food Group Co.	3,682,225	1.0
76,035 (1)	Simply Good Foods Co/The	1,653,001	0.4
		9,592,705	2.5

	Energy: 0.9%
44,493	Apache Corp.	573,515	0.2
47,461 (1)	Dril-Quip, Inc.	1,348,841	0.4
92,736	Marathon Oil Corp.	548,997	0.1
15,852 (1)	Renewable Energy Group, Inc.	920,684	0.2
		3,392,037	0.9

	Financials: 16.8%
106,820	Atlantic Union Bankshares Corp.	3,194,986	0.8
181,909	Cadence BanCorp	2,535,811	0.7
123,426	Columbia Banking System, Inc.	3,901,496	1.0
43,786	Cowen, Inc.	1,049,113	0.3
92,148 (1)	Eastern Bankshares, Inc.	1,363,790	0.4
99,157	Essent Group Ltd.	4,349,026	1.1
86,835	First Foundation, Inc.	1,542,190	0.4
273,586	First Horizon Corp.	3,343,221	0.9

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
57,721	First Midwest Bancorp., Inc.	$807,517	0.2
108,755	Heritage Insurance Holdings, Inc.	1,124,527	0.3
109,685	OFG Bancorp	1,837,224	0.5
115,049	Pacific Premier Bancorp, Inc.	3,315,712	0.9
14,328 (1)	Palomar Holdings, Inc.	947,081	0.2
51,192	Pinnacle Financial Partners, Inc.	2,772,559	0.7
24,846	Primerica, Inc.	3,236,688	0.8
52,506	Prosperity Bancshares, Inc.	3,298,952	0.9
71,993	Provident Financial Services, Inc.	1,128,130	0.3
82,912 (1),(2)	Selectquote, Inc.	1,778,462	0.5
26,559	Signature Bank	2,979,654	0.8
90,082 (1)	StepStone Group, Inc.	2,443,024	0.6
49,473	Stifel Financial Corp.	3,428,479	0.9
113,768 (1)	Trean Insurance Group, Inc.	1,621,194	0.4
192,728	Trustco Bank Corp.	1,169,859	0.3
534,450	Two Harbors Investment Corp.	3,334,968	0.9
73,099	United Bankshares, Inc.	2,140,339	0.6
75,950	Virtu Financial, Inc.	1,730,900	0.5
90,213	WSFS Financial Corp.	3,439,822	0.9
		63,814,724	16.8

	Health Care: 16.4%
70,033 (1),(2)	1Life Healthcare, Inc.	2,301,985	0.6
15,637 (1)	Addus HomeCare Corp.	1,551,972	0.4
92,357 (1),(2)	Aerie Pharmaceuticals, Inc.	1,146,150	0.3
38,619 (1),(2)	Akouos, Inc.	798,641	0.2
68,642 (1)	Amicus Therapeutics, Inc.	1,571,215	0.4
47,317 (1)	AMN Healthcare Services, Inc.	3,083,176	0.8
20,809 (1)	Arena Pharmaceuticals, Inc.	1,370,689	0.4
30,497 (1)	Arrowhead Pharmaceuticals, Inc.	1,906,977	0.5
17,924 (1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,594,340	0.4
19,738 (1)	Blueprint Medicines Corp.	2,133,283	0.6
57,994	Cantel Medical Corp.	3,446,583	0.9
134,828 (1)	CryoLife, Inc.	2,807,119	0.7
56,719 (1)	Cymabay Therapeutics, Inc.	425,393	0.1
41,794	Encompass Health Corp.	3,367,761	0.9
117,911 (1)	Epizyme, Inc.	1,620,097	0.4
32,960 (1)	FibroGen, Inc.	1,361,578	0.4
46,162 (1)	Globus Medical, Inc.	2,773,413	0.7
31,526 (1)	Haemonetics Corp.	3,557,709	0.9
31,984	Hill-Rom Holdings, Inc.	3,034,002	0.8
76,846 (1)	HMS Holdings Corp.	2,414,501	0.6
52,771 (1)	Insmed, Inc.	2,058,597	0.6
29,526 (1)	Integer Holdings Corp.	2,128,529	0.6
17,538 (1)	Iovance Biotherapeutics, Inc.	680,650	0.2
43,060 (1)	Magellan Health, Inc.	3,403,893	0.9
8,416 (1)	Mirati Therapeutics, Inc.	2,001,746	0.5
70,170 (1)	NextCure, Inc.	710,120	0.2
34,522 (1),(2)	Poseida Therapeutics, Inc.	400,800	0.1

3

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
22,764 (1)	PTC Therapeutics, Inc.	$1,424,343	0.4
4,656 (1)	Reata Pharmaceuticals, Inc.	711,204	0.2
111,376 (1)	Select Medical Holdings Corp.	2,684,162	0.7
43,023 (1)	Syneos Health, Inc.	2,832,634	0.8
42,578 (1),(2)	UroGen Pharma Ltd.	883,494	0.2
		62,186,756	16.4

	Industrials: 18.4%
126,097 (1)	Air Transport Services Group, Inc.	3,876,222	1.0
25,282	Alamo Group, Inc.	3,431,273	0.9
68,399	Altra Industrial Motion Corp.	3,882,327	1.0
43,272 (1)	ASGN, Inc.	3,383,005	0.9
33,208 (1)	AZEK Co., Inc./The	1,186,190	0.3
25,356	Barrett Business Services, Inc.	1,691,499	0.4
138,370 (1)	Builders FirstSource, Inc.	5,176,422	1.4
48,170 (1)	Casella Waste Systems, Inc.	2,898,871	0.8
60,237	Crane Co.	4,188,279	1.1
29,125	Curtiss-Wright Corp.	3,356,947	0.9
82,311	Deluxe Corp.	2,118,685	0.6
52,842	EMCOR Group, Inc.	4,553,924	1.2
11,719 (1)	FTI Consulting, Inc.	1,230,729	0.3
153,168 (1),(2)	FuelCell Energy, Inc.	1,562,314	0.4
35,476	ICF International, Inc.	2,569,527	0.7
99,710	Marten Transport Ltd.	1,757,887	0.5
23,144	Regal Beloit Corp.	2,755,062	0.7
7,431 (1)	SiteOne Landscape Supply, Inc.	1,026,221	0.3
66,222	Skywest, Inc.	2,842,910	0.7
81,287 (1)	SP Plus Corp.	2,311,802	0.6
24,231	Tetra Tech, Inc.	2,889,547	0.8
26,353	UFP Industries, Inc.	1,413,838	0.4
17,180	Watts Water Technologies, Inc.	2,012,637	0.5
113,703	Werner Enterprises, Inc.	4,546,983	1.2
25,598	Woodward, Inc.	2,862,624	0.8
		69,525,725	18.4

	Information Technology: 16.0%
128,932	Absolute Software Corp.	1,328,000	0.3
106,558 (1)	ACI Worldwide, Inc.	3,471,660	0.9
12,467 (1)	CACI International, Inc.	2,958,294	0.8
134,228 (1)	Cardtronics plc	3,259,056	0.9
79,845 (1)	Commvault Systems, Inc.	3,813,397	1.0
49,980	CSG Systems International, Inc.	2,168,132	0.6
50,236 (1)	Envestnet, Inc.	4,031,941	1.1
94,026	EVERTEC, Inc.	3,494,946	0.9
304,530 (1)	Harmonic, Inc.	1,988,581	0.5
63,105 (1)	j2 Global, Inc.	5,654,839	1.5
65,289 (1)	Lattice Semiconductor Corp.	2,732,345	0.7
29,708 (1)	Lumentum Holdings, Inc.	2,566,177	0.7
55,209 (1)	Mimecast Ltd.	2,483,301	0.7
94,954 (1)	Onto Innovation, Inc.	4,197,916	1.1
43,694 (1)	Plexus Corp.	3,264,379	0.9
17,946 (1)	Q2 Holdings, Inc.	2,034,538	0.5
50,037 (1)	RealPage, Inc.	3,452,053	0.9
27,172 (1)	Silicon Laboratories, Inc.	3,184,830	0.8
35,991 (1),(2)	SunPower Corp.	797,561	0.2
4,757	SYNNEX Corp.	762,595	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
231,573 (1)	Viavi Solutions, Inc.	$3,136,656	0.8
		60,781,197	16.0

	Materials: 3.8%
98,534	Avient Corp.	3,601,418	0.9
110,165	Commercial Metals Co.	2,193,385	0.6
88,306	Glatfelter Corp.	1,419,961	0.4
24,635	Minerals Technologies, Inc.	1,494,605	0.4
58,645	Sealed Air Corp.	2,642,544	0.7
44,242	Sensient Technologies Corp.	3,173,036	0.8
		14,524,949	3.8

	Real Estate: 4.9%
212,492	Acadia Realty Trust	3,017,387	0.8
56,603	American Campus Communities, Inc.	2,252,799	0.6
216,666 (1)	Cushman & Wakefield PLC	3,228,323	0.9
64,902	Easterly Government Properties, Inc.	1,405,777	0.4
6,538	EastGroup Properties, Inc.	891,326	0.2
12,864	Innovative Industrial Properties, Inc.	1,976,682	0.5
34,389	QTS Realty Trust, Inc.	2,043,051	0.5
31,725	Ryman Hospitality Properties	2,036,428	0.5
129,880	Xenia Hotels & Resorts, Inc.	1,830,009	0.5
		18,681,782	4.9

	Utilities: 2.6%
52,092	Black Hills Corp.	3,168,756	0.8
18,818	Idacorp, Inc.	1,704,535	0.5
29,681	NorthWestern Corp.	1,721,498	0.5
76,290	Portland General Electric Co.	3,156,880	0.8
		9,751,669	2.6

	Total Common Stock
	(Cost $350,543,935)	373,407,013	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Repurchase Agreements: 3.2%
1,482,785 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 11/30/20, 0.12%, due 12/01/20 (Repurchase Amount $1,482,790, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,512,441, due 01/01/21-05/15/62)	1,482,785	0.4

4

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,662,564 (3)	Citadel Securities LLC, Repurchase Agreement dated 11/30/20, 0.17%, due 12/01/20 (Repurchase Amount $1,662,572, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,696,313, due 12/03/20-05/15/50)	$1,662,564	0.4
1,187,915 (3)	Citigroup, Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $1,187,918, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,211,673, due 08/01/35-12/01/50)	1,187,915	0.3
2,800,087 (3)	MUFG Securities America Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,800,095, collateralized by various U.S. Government Agency Obligations, 2.219%-4.500%, Market Value plus accrued interest $2,856,089, due 07/01/37-07/01/49)	2,800,087	0.7
2,800,087 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,800,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,856,089, due 12/08/20-12/01/50)	2,800,087	0.8
2,096,917 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 11/30/20, 0.20%, due 12/01/20 (Repurchase Amount $2,096,928, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,144,607, due 07/15/22-02/15/47)	2,096,917	0.6

	Total Repurchase Agreements
	(Cost $12,030,355)	12,030,355	3.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
4,088,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $4,088,000)	$4,088,000	1.1

	Total Short-Term Investments
	(Cost $16,118,355)	16,118,355	4.3

	Total Investments in Securities (Cost $366,662,290)	$389,525,368	102.8
	Liabilities in Excess of Other Assets	(10,694,051)	(2.8)
	Net Assets	$378,831,317	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2020.

5

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 1.9%
6,912 (1)	Altice USA, Inc.	$234,455	0.2
8,300 (1),(2)	AMC Networks, Inc.	273,651	0.2
232	Cable One, Inc.	459,515	0.4
6,321	Fox Corp. - Class A	182,298	0.2
5,005 (1)	Liberty Global PLC - Class A	112,713	0.1
5,881	New York Times Co.	252,354	0.2
2,023 (1)	Pinterest, Inc.	141,650	0.1
13,022	Telephone & Data Systems, Inc.	247,157	0.2
12,586 (1)	Yelp, Inc.	401,997	0.3
		2,305,790	1.9

	Consumer Discretionary: 14.8%
7,180	Aaron's Holdings Co., Inc.	451,837	0.4
7,109 (1)	Adtalem Global Education, Inc.	203,531	0.2
15,412	American Eagle Outfitters, Inc.	277,262	0.2
3,454 (1)	Autonation, Inc.	211,696	0.2
4,582	BorgWarner, Inc.	178,011	0.1
8,322	Boyd Gaming Corp.	320,314	0.3
3,516	Brunswick Corp.	262,434	0.2
8,305 (1)	Caesars Entertainment, Inc.	565,737	0.5
1,509	Carter's, Inc.	134,286	0.1
236 (1)	Carvana Co.	59,050	0.0
30,860	Dana, Inc.	519,682	0.4
3,623 (1)	Deckers Outdoor Corp.	922,380	0.8
9,198	Dick's Sporting Goods, Inc.	522,538	0.4
452	Domino's Pizza, Inc.	177,442	0.1
1,669 (1)	Etsy, Inc.	268,208	0.2
13,885	Extended Stay America, Inc.	190,363	0.2
1,238 (1)	Five Below, Inc.	193,623	0.2
5,204	Foot Locker, Inc.	194,630	0.2
26,993	Gentex Corp.	879,972	0.7
2,641 (1)	Grand Canyon Education, Inc.	220,444	0.2
2,924 (1)	GrubHub, Inc.	205,674	0.2
12,221	H&R Block, Inc.	229,755	0.2
1,014 (1)	Helen of Troy Ltd.	204,818	0.2
1,886	Jack in the Box, Inc.	173,493	0.1
13,754	KB Home	484,141	0.4
15,384	Kohl's Corp.	495,365	0.4
1,980	Lear Corp.	283,041	0.2
2,099	Lennar Corp. - Class A	159,230	0.1
1,830	Lithia Motors, Inc.	529,419	0.4
1,804 (1)	LKQ Corp.	63,537	0.1
5,221 (1)	Mattel, Inc.	80,873	0.1
78 (1)	NVR, Inc.	311,780	0.3
1,649 (1)	Ollie's Bargain Outlet Holdings, Inc.	145,211	0.1
9,092 (1)	Penn National Gaming, Inc.	636,440	0.5
2,154	Pool Corp.	745,521	0.6
4,616	Pulte Group, Inc.	201,396	0.2
950 (1)	RH	430,502	0.4
6,833 (1)	Scientific Games Corp.	254,734	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
22,784	Service Corp. International	$1,108,214	0.9
13,939 (1)	Skechers USA, Inc.	466,538	0.4
18,739 (1)	Taylor Morrison Home Corp.	473,722	0.4
5,392 (1)	Tempur Sealy International, Inc.	135,824	0.1
1,457	Texas Roadhouse, Inc.	110,441	0.1
4,360	Thor Industries, Inc.	420,784	0.4
2,373	Toll Brothers, Inc.	112,361	0.1
1,074 (1)	TopBuild Corp.	187,123	0.2
650	Tractor Supply Co.	91,526	0.1
23,534 (1)	TRI Pointe Group, Inc.	411,374	0.3
278 (1)	Ulta Beauty, Inc.	76,561	0.1
3,039 (1)	Urban Outfitters, Inc.	83,208	0.1
11,659	Wendy's Company	256,381	0.2
3,878	Williams-Sonoma, Inc.	424,525	0.4
1,204	Wingstop, Inc.	153,281	0.1
12,230	Wyndham Destinations, Inc.	514,394	0.4
3,612	Wyndham Hotels & Resorts, Inc.	207,690	0.2
		17,622,317	14.8

	Consumer Staples: 3.3%
14,330 (2)	Albertsons Cos, Inc.	229,710	0.2
14,822 (1)	BJ's Wholesale Club Holdings, Inc.	607,554	0.5
132 (1)	Boston Beer Co., Inc.	122,871	0.1
1,021	Church & Dwight Co., Inc.	89,613	0.1
16,701	Flowers Foods, Inc.	370,595	0.3
1,435	Hershey Co.	212,222	0.2
7,671	Ingredion, Inc.	591,818	0.5
1,315	Lancaster Colony Corp.	222,669	0.2
6,146	Nu Skin Enterprises, Inc.	316,580	0.3
6,926 (1)	Pilgrim's Pride Corp.	130,832	0.1
4,563 (1)	Post Holdings, Inc.	431,021	0.3
17,310 (1)	Sprouts Farmers Market, Inc.	366,453	0.3
3,417	Tyson Foods, Inc.	222,788	0.2
		3,914,726	3.3

	Energy: 1.5%
734	Chevron Corp.	63,990	0.0
7,038	Cimarex Energy Co.	253,016	0.2
13,701	EQT Corp.	203,871	0.2
27,472	Equitrans Midstream Corp.	224,171	0.2
1,301	Pioneer Natural Resources Co.	130,855	0.1
3,549	Targa Resources Corp.	83,401	0.1
6,417	Williams Cos., Inc.	134,629	0.1
10,688	World Fuel Services Corp.	303,753	0.3
51,696 (1)	WPX Energy, Inc.	368,076	0.3
		1,765,762	1.5

	Financials: 14.4%
98	Alleghany Corp.	56,370	0.0
7,570	Ally Financial, Inc.	224,451	0.2
2,336	Ameriprise Financial, Inc.	432,721	0.4
5,145	Bank of Hawaii Corp.	385,258	0.3
12,460	Bank OZK	348,382	0.3
12,501 (1)	Brighthouse Financial, Inc.	438,785	0.4

6

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
3,295	Brown & Brown, Inc.	$148,374	0.1
15,212	Cathay General Bancorp.	429,739	0.4
6,695	CIT Group, Inc.	224,216	0.2
6,356	Citizens Financial Group, Inc.	207,587	0.2
11,358	CNO Financial Group, Inc.	241,698	0.2
2,941	Commerce Bancshares, Inc.	193,988	0.2
17,120	East West Bancorp, Inc.	731,366	0.6
5,488	Essent Group Ltd.	240,704	0.2
4,658	Evercore, Inc.	423,552	0.4
1,590	Factset Research Systems, Inc.	530,678	0.4
5,677	Fifth Third Bancorp	143,855	0.1
8,980	First American Financial Corp.	434,991	0.4
294	First Citizens BancShares, Inc.	155,405	0.1
31,391	First Horizon Corp.	383,598	0.3
631	Globe Life, Inc.	58,746	0.0
8,686	Hancock Whitney Corp.	243,990	0.2
6,325	Hanover Insurance Group, Inc.	710,614	0.6
5,560	Hartford Financial Services Group, Inc.	245,752	0.2
15,855	International Bancshares Corp.	513,861	0.4
844	Kemper Corp.	63,258	0.0
3,421	LPL Financial Holdings, Inc.	310,524	0.3
109	MarketAxess Holdings, Inc.	58,771	0.0
23,142	MGIC Investment Corp.	276,778	0.2
1,682	Nasdaq, Inc.	215,279	0.2
32,626	Navient Corp.	305,706	0.3
6,466	New Residential Investment Corp.	59,875	0.0
41,501	Old Republic International Corp.	743,698	0.6
7,164	Popular, Inc.	347,669	0.3
4,904	Primerica, Inc.	638,844	0.5
1,015	Prosperity Bancshares, Inc.	63,772	0.1
6,046	Reinsurance Group of America, Inc.	696,983	0.6
607	RenaissanceRe Holdings Ltd.	99,936	0.1
12,981	SEI Investments Co.	684,748	0.6
4,997	Selective Insurance Group	308,915	0.3
5,732	Signature Bank	643,073	0.5
39,122	SLM Corp.	415,084	0.3
2,824	State Street Corp.	199,036	0.2
8,246	Sterling Bancorp	131,771	0.1
9,333	Stifel Financial Corp.	646,777	0.5
4,479	Synchrony Financial	136,475	0.1
11,763	Synovus Financial Corp.	371,358	0.3
445	T. Rowe Price Group, Inc.	63,817	0.1
7,104	UMB Financial Corp.	483,143	0.4
8,306	Unum Group	184,642	0.2
11,784	Webster Financial Corp.	445,907	0.4
1,868	Wintrust Financial Corp.	101,787	0.1
7,877	Zions Bancorp NA	303,973	0.3
		17,150,280	14.4

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 10.2%
1,271 (1)	Acadia Pharmaceuticals, Inc.	$72,015	0.1
508 (1)	Alexion Pharmaceuticals, Inc.	62,032	0.1
4,525 (1)	Alkermes PLC	82,626	0.1
2,504 (1)	Amedisys, Inc.	612,954	0.5
1,631 (1)	Arrowhead Pharmaceuticals, Inc.	101,986	0.1
690 (1)	Bio-Rad Laboratories, Inc.	371,565	0.3
1,331	Bio-Techne Corp.	403,706	0.3
3,954	Bruker Corp.	200,112	0.2
3,528	Cantel Medical Corp.	209,669	0.2
5,050 (1)	Charles River Laboratories International, Inc.	1,184,326	1.0
1,782	Chemed Corp.	852,241	0.7
2,042 (1)	Emergent Biosolutions, Inc.	167,301	0.1
1,480	Encompass Health Corp.	119,258	0.1
25,318 (1)	Exelixis, Inc.	485,093	0.4
3,718 (1)	Globus Medical, Inc.	223,377	0.2
1,834 (1)	Haemonetics Corp.	206,967	0.2
1,416 (1)	HealthEquity, Inc.	101,513	0.1
3,582	Hill-Rom Holdings, Inc.	339,788	0.3
1,682 (1)	Incyte Corp., Ltd.	142,196	0.1
4,222 (1)	Jazz Pharmaceuticals PLC	594,078	0.5
1,666 (1)	LHC Group, Inc.	327,069	0.3
520 (1),(2)	Ligand Pharmaceuticals, Inc.	43,872	0.0
4,245 (1)	Masimo Corp.	1,080,310	0.9
879	McKesson Corp.	158,141	0.1
757 (1)	Medpace Holdings, Inc.	97,169	0.1
4,885 (1)	Molina Healthcare, Inc.	997,175	0.8
812 (1)	Novocure Ltd.	102,028	0.1
1,062 (1)	NuVasive, Inc.	49,192	0.0
4,458 (2)	Patterson Cos., Inc.	123,754	0.1
3,788 (1)	PRA Health Sciences, Inc.	425,014	0.4
8,010 (1)	Prestige Consumer Healthcare, Inc.	284,916	0.2
2,231 (1)	Quidel Corp.	435,157	0.4
879 (1)	Repligen Corp.	166,720	0.1
9,998 (1)	Tenet Healthcare Corp.	314,237	0.3
2,428 (1)	United Therapeutics Corp.	322,050	0.3
1,688 (1)	Veeva Systems, Inc.	467,357	0.4
620	West Pharmaceutical Services, Inc.	170,599	0.1
		12,097,563	10.2

	Industrials: 18.1%
4,729	Acuity Brands, Inc.	561,427	0.5
6,852 (1)	AECOM	355,550	0.3
4,537	AGCO Corp.	419,718	0.3
7,754	Allison Transmission Holdings, Inc.	318,302	0.3
3,058	Ametek, Inc.	362,465	0.3
1,468	AO Smith Corp.	82,663	0.1
1,797	Armstrong World Industries, Inc.	138,477	0.1
6,557 (1)	ASGN, Inc.	512,626	0.4
1,937 (1)	Axon Enterprise, Inc.	243,462	0.2
1,901	Brink's Co.	127,557	0.1
10,613 (1)	Builders FirstSource, Inc.	397,032	0.3

7

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
4,908	Carlisle Cos., Inc.	$710,826	0.6
2,531 (1)	Clean Harbors, Inc.	183,168	0.2
2,367 (1)	Copart, Inc.	273,270	0.2
250 (1)	CoStar Group, Inc.	227,643	0.2
9,368	Crane Co.	651,357	0.5
5,728	Curtiss-Wright Corp.	660,209	0.6
1,640 (1)	Dycom Industries, Inc.	103,090	0.1
9,138	EMCOR Group, Inc.	787,513	0.7
1,426	Fortive Corp.	100,005	0.1
1,244	Fortune Brands Home & Security, Inc.	103,874	0.1
2,197 (1)	FTI Consulting, Inc.	230,729	0.2
3,225 (1)	Generac Holdings, Inc.	695,310	0.6
3,280	Graco, Inc.	222,187	0.2
13,808	GrafTech International Ltd.	109,083	0.1
548	Heico Corp. - HEI	67,722	0.1
9,811	Herman Miller, Inc.	349,664	0.3
4,787	Hubbell, Inc.	773,531	0.6
11,356 (1)	IAA, Inc.	680,452	0.6
776	IDEX Corp.	149,884	0.1
11,828	ITT, Inc.	859,068	0.7
7,284 (1)	JetBlue Airways Corp.	109,916	0.1
1,100	Kansas City Southern	204,787	0.2
9,323	Knight-Swift Transportation Holdings, Inc.	384,947	0.3
615	Lennox International, Inc.	177,015	0.1
3,929	Manpowergroup, Inc.	340,448	0.3
3,616	Masco Corp.	194,071	0.2
6,417 (1)	Mastec, Inc.	363,908	0.3
935 (1)	Mercury Systems, Inc.	66,591	0.1
2,835 (1)	Middleby Corp.	385,532	0.3
2,214	MSA Safety, Inc.	330,860	0.3
7,236	MSC Industrial Direct Co.	602,904	0.5
2,379	Nordson Corp.	484,864	0.4
20,672	nVent Electric PLC	475,456	0.4
2,194	Old Dominion Freight Line	446,172	0.4
4,958	Owens Corning, Inc.	361,289	0.3
7,272	Regal Beloit Corp.	865,659	0.7
1,742	Republic Services, Inc.	168,486	0.1
2,409	Ryder System, Inc.	142,661	0.1
3,881 (1)	Sunrun, Inc.	248,694	0.2
4,968	Tetra Tech, Inc.	592,434	0.5
12,304	Timken Co.	903,606	0.8
4,817	Toro Co.	436,950	0.4
412	Trane Technologies PLC	60,251	0.0
1,283	TransUnion	116,868	0.1
2,050 (1)	Trex Co., Inc.	153,381	0.1
22,599 (1)	Univar Solutions, Inc.	404,522	0.3
509	Valmont Industries, Inc.	82,957	0.1
214	Watsco, Inc.	48,655	0.0
12,255	Werner Enterprises, Inc.	490,077	0.4
773	Woodward, Inc.	86,445	0.1
2,910 (1)	XPO Logistics, Inc.	310,439	0.3
		21,498,709	18.1

	Information Technology: 15.9%
1,317	Alliance Data Systems Corp.	96,325	0.1
2,916	Amdocs Ltd.	191,902	0.2
1,471 (1)	Anaplan, Inc.	102,955	0.1
9,141 (1)	Arrow Electronics, Inc.	837,773	0.7
413 (1)	Avalara, Inc.	70,933	0.1
9,762	Avnet, Inc.	296,277	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
872	Blackbaud, Inc.	$48,038	0.0
1,705	Booz Allen Hamilton Holding Corp.	147,977	0.1
2,630 (1)	CACI International, Inc.	624,073	0.5
5,018 (1)	Cadence Design Systems, Inc.	583,593	0.5
1,061	CDW Corp.	138,450	0.1
2,268 (1)	Ceridian HCM Holding, Inc.	218,681	0.2
14,374 (1)	Ciena Corp.	643,955	0.5
4,235 (1)	Cirrus Logic, Inc.	339,223	0.3
4,839	Cognex Corp.	363,602	0.3
5,749 (1)	Commvault Systems, Inc.	274,572	0.2
907 (1)	Cree, Inc.	81,984	0.1
1,887	Dolby Laboratories, Inc.	166,905	0.1
8,812 (1)	Dropbox, Inc.	175,976	0.1
5,904 (1)	Enphase Energy, Inc.	806,309	0.7
937 (1)	Euronet Worldwide, Inc.	125,970	0.1
1,406 (1)	F5 Networks, Inc.	228,911	0.2
1,415 (1)	Fair Isaac Corp.	668,984	0.6
3,920 (1)	FireEye, Inc.	58,918	0.1
1,050 (1)	Fortinet, Inc.	129,391	0.1
1,735 (1)	GoDaddy, Inc.	138,002	0.1
3,345 (1)	II-VI, Inc.	226,289	0.2
2,755 (1)	j2 Global, Inc.	246,876	0.2
12,883	Jabil, Inc.	492,388	0.4
17,017	KBR, Inc.	472,562	0.4
519	KLA Corp.	130,772	0.1
5,858 (1)	Lumentum Holdings, Inc.	506,014	0.4
3,535	MKS Instruments, Inc.	487,759	0.4
2,980	Monolithic Power Systems, Inc.	953,481	0.8
13,495	National Instruments Corp.	505,118	0.4
1,415	NetApp, Inc.	75,434	0.1
1,699 (1)	Paylocity Holding Corp.	334,023	0.3
12,492	Perspecta, Inc.	280,071	0.2
4,410 (1)	Pluralsight, Inc.	72,236	0.1
1,428 (1)	Proofpoint, Inc.	147,784	0.1
718 (1)	PTC, Inc.	77,436	0.1
10,544 (1)	Pure Storage, Inc. - Class A	192,639	0.2
3,638 (1)	Qualys, Inc.	345,646	0.3
2,772	Science Applications International Corp.	256,521	0.2
8,771 (1)	Semtech Corp.	591,779	0.5
5,106 (1)	Silicon Laboratories, Inc.	598,474	0.5
2,733 (1),(2)	Slack Technologies, Inc.	117,191	0.1
2,714 (1)	SolarEdge Technologies, Inc.	754,438	0.6
11,669	Switch, Inc.	184,254	0.2
3,115 (1)	Synaptics, Inc.	242,254	0.2
1,381	SYNNEX Corp.	221,388	0.2
924 (1)	Synopsys, Inc.	210,210	0.2
5,788	Teradyne, Inc.	638,648	0.5
10,057 (1)	Trimble, Inc.	602,113	0.5
2,080	Universal Display Corp.	476,403	0.4
18,544	Vishay Intertechnology, Inc.	359,012	0.3
570 (1)	Vontier Corp.	18,907	0.0
2,996 (1)	WEX, Inc.	519,027	0.4
		18,896,826	15.9

	Materials: 5.8%
455	Aptargroup, Inc.	57,476	0.1
3,046	Ashland Global Holdings, Inc.	228,968	0.2

8

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
17,709	Avient Corp.	$647,264	0.5
4,166 (1)	Axalta Coating Systems Ltd.	119,189	0.1
2,904 (1)	Berry Global Group, Inc.	153,912	0.1
4,850	Cabot Corp.	200,838	0.2
12,275	Chemours Co.	298,651	0.3
13,070	Commercial Metals Co.	260,224	0.2
2,640	Domtar Corp.	79,464	0.1
4,602	Greif, Inc. - Class A	223,703	0.2
2,307	Huntsman Corp.	57,144	0.0
3,398 (1)	Ingevity Corp.	226,239	0.2
5,615	Louisiana-Pacific Corp.	192,201	0.2
5,775	Minerals Technologies, Inc.	350,369	0.3
260	NewMarket Corp.	96,138	0.1
1,899	Packaging Corp. of America	246,870	0.2
6,132	Reliance Steel & Aluminum Co.	722,350	0.6
4,740	Royal Gold, Inc.	523,628	0.4
8,412	RPM International, Inc.	740,340	0.6
2,173	Scotts Miracle-Gro Co.	381,948	0.3
6,680	Sonoco Products Co.	387,841	0.3
16,700	Steel Dynamics, Inc.	604,707	0.5
4,613	Valvoline, Inc.	105,130	0.1
		6,904,594	5.8

	Real Estate: 8.9%
314	Alexandria Real Estate Equities, Inc.	51,411	0.0
2,483	American Campus Communities, Inc.	98,823	0.1
1,998	Boston Properties, Inc.	196,124	0.2
22,864	Brixmor Property Group, Inc.	349,133	0.3
4,793	Camden Property Trust	473,692	0.4
6,093 (1)	CBRE Group, Inc.	372,526	0.3
17,099	Corporate Office Properties Trust SBI MD	455,346	0.4
19,816	Cousins Properties, Inc.	662,053	0.6
2,130	CyrusOne, Inc.	148,908	0.1
14,492	Douglas Emmett, Inc.	448,817	0.4
4,998	EastGroup Properties, Inc.	681,377	0.6
13,429	First Industrial Realty Trust, Inc.	562,407	0.5
3,610	Gaming and Leisure Properties, Inc.	149,959	0.1
15,936 (2)	Geo Group, Inc./The	150,595	0.1
16,731	Highwoods Properties, Inc.	640,797	0.5
17,084	Hudson Pacific Properties, Inc.	444,184	0.4
4,010	Invitation Homes, Inc.	114,606	0.1
4,112	Jones Lang LaSalle, Inc.	543,977	0.5
3,905	Kilroy Realty Corp.	238,830	0.2
3,645	Lamar Advertising Co.	290,178	0.2
5,534	Life Storage, Inc.	607,191	0.5
27,038	Medical Properties Trust, Inc.	524,537	0.4
3,011	National Retail Properties, Inc.	113,515	0.1
4,130	Omega Healthcare Investors, Inc.	145,459	0.1
6,211	Outfront Media, Inc.	117,636	0.1
9,613	Paramount Group, Inc.	88,920	0.1
9,428	Physicians Realty Trust	163,576	0.1
6,363	PotlatchDeltic Corp.	296,134	0.2
2,941	PS Business Parks, Inc.	387,624	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
5,035	Sabra Healthcare REIT, Inc.	$82,977	0.1
27,337	Service Properties Trust	324,217	0.3
1,547	Spirit Realty Capital, Inc.	56,992	0.0
17,646	Urban Edge Properties	229,045	0.2
13,748	VEREIT, Inc.	97,473	0.1
4,024	VICI Properties, Inc.	101,767	0.1
3,317	Weingarten Realty Investors	69,359	0.1
5,254	Weyerhaeuser Co.	152,576	0.1
		10,632,741	8.9

	Utilities: 3.3%
12,575	AES Corp.	257,033	0.2
1,975	American Water Works Co., Inc.	302,925	0.2
8,385	Black Hills Corp.	510,060	0.4
5,292	Essential Utilities, Inc.	239,622	0.2
1,776	Evergy, Inc.	98,408	0.1
1,657	Idacorp, Inc.	150,091	0.1
4,668	MDU Resources Group, Inc.	116,420	0.1
10,037	NorthWestern Corp.	582,146	0.5
14,598	OGE Energy Corp.	472,829	0.4
5,047	Southwest Gas Holdings, Inc.	324,270	0.3
6,679	Spire, Inc.	427,189	0.4
6,767	UGI Corp.	240,093	0.2
11,488	Vistra Corp.	214,596	0.2
		3,935,682	3.3

	Total Common Stock
	(Cost $94,987,733)	116,724,990	98.1

EXCHANGE-TRADED FUNDS: 1.7%
9,197	iShares Core S&P Mid-Cap ETF	1,991,334	1.7

	Total Exchange-Traded Funds
	(Cost $1,649,284)	1,991,334	1.7

	Total Long-Term Investments
	(Cost $96,637,017)	118,716,324	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.7%
831,626 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $831,628, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $848,259, due 12/08/20-12/01/50)
	(Cost $831,626)	831,626	0.7

9

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
250,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $250,000)	$250,000	0.2

	Total Short-Term Investments
	(Cost $1,081,626)	1,081,626	0.9

	Total Investments in Securities (Cost $97,718,643)	$119,797,950	100.7
	Liabilities in Excess of Other Assets	(881,530)	(0.7)
	Net Assets	$118,916,420	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2020.

10

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Communication Services: 10.3%
11,677 (1)	Alphabet, Inc. - Class A	$20,486,129	1.6
262,439 (1)	Altice USA, Inc.	8,901,931	0.7
201,285 (1)	Facebook, Inc.- Class A	55,749,906	4.4
345,452 (1)	Snap, Inc.	15,344,978	1.2
49,921 (1)	Spotify Technology SA	14,545,482	1.1
90,027 (1)	Take-Two Interactive Software, Inc.	16,250,774	1.3
		131,279,200	10.3

	Consumer Discretionary: 16.5%
40,768 (1)	Amazon.com, Inc.	129,154,655	10.2
120,550	Darden Restaurants, Inc.	13,016,989	1.0
50,124	Expedia Group, Inc.	6,239,937	0.5
95,796 (1)	Five Below, Inc.	14,982,494	1.2
52,742 (1)	O'Reilly Automotive, Inc.	23,335,170	1.8
212,290	Ross Stores, Inc.	22,825,421	1.8
		209,554,666	16.5

	Consumer Staples: 4.4%
83,962	Church & Dwight Co., Inc.	7,369,345	0.6
99,577	Constellation Brands, Inc.	20,496,930	1.6
196,398	Mondelez International, Inc.	11,283,065	0.9
223,211	Philip Morris International, Inc.	16,908,233	1.3
		56,057,573	4.4

	Financials: 1.9%
63,173	Progressive Corp.	5,503,000	0.4
52,960	S&P Global, Inc.	18,630,269	1.5
		24,133,269	1.9

	Health Care: 13.3%
232,960	AbbVie, Inc.	24,362,957	1.9
125,823	Agilent Technologies, Inc.	14,708,709	1.1
23,375 (1)	Align Technology, Inc.	11,250,154	0.9
330,705 (1)	Boston Scientific Corp.	10,962,871	0.9
117,249	Danaher Corp.	26,337,643	2.1
16,309 (1)	DexCom, Inc.	5,213,661	0.4
161,612	Eli Lilly & Co.	23,538,788	1.8
99,409 (1)	Exact Sciences Corp.	12,034,453	0.9
144,248 (1)	Horizon Therapeutics Plc	10,159,386	0.8
46,906	Humana, Inc.	18,786,791	1.5
66,432 (1)	Tandem Diabetes Care, Inc.	6,236,636	0.5
22,976 (1)	Veeva Systems, Inc.	6,361,365	0.5
		169,953,414	13.3

	Industrials: 5.0%
115,109	Ametek, Inc.	13,643,870	1.1
10,915 (1)	CoStar Group, Inc.	9,938,871	0.8
244,939	CSX Corp.	22,056,757	1.7
41,772	Roper Technologies, Inc.	17,836,644	1.4
		63,476,142	5.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 43.8%
324,538 (1)	Advanced Micro Devices, Inc.	$30,071,691	2.4
1,271,581	Apple, Inc.	151,381,718	11.9
73,192 (1)	Autodesk, Inc.	20,510,594	1.6
141,388 (1)	Cadence Design Systems, Inc.	16,443,424	1.3
16,398 (1)	DocuSign, Inc.	3,736,776	0.3
64,603	Entegris, Inc.	5,983,530	0.5
69,094 (1)	Five9, Inc.	10,723,389	0.8
74,290	Global Payments, Inc.	14,500,665	1.1
100,831	Intuit, Inc.	35,494,529	2.8
43,014	Lam Research Corp.	19,470,717	1.5
277,026	Microsoft Corp.	59,302,956	4.7
17,728	Monolithic Power Systems, Inc.	5,672,251	0.4
46,689	Motorola Solutions, Inc.	8,008,564	0.6
45,461	NXP Semiconductor NV - NXPI - US	7,201,932	0.6
39,130 (1)	Paycom Software, Inc.	16,320,340	1.3
110,506 (1)	PayPal Holdings, Inc.	23,661,545	1.9
65,988 (1)	RingCentral, Inc.	19,601,735	1.5
24,909 (1)	Salesforce.com, Inc.	6,122,632	0.5
40,211 (1)	ServiceNow, Inc.	21,494,790	1.7
47,283 (1)	Twilio, Inc.	15,134,816	1.2
282,670	Visa, Inc. - Class A	59,459,635	4.7
18,607 (1)	Zebra Technologies Corp.	7,041,261	0.5
		557,339,490	43.8

	Materials: 1.6%
53,473	Avery Dennison Corp.	7,985,658	0.6
136,749 (1)	Crown Holdings, Inc.	12,888,593	1.0
		20,874,251	1.6

	Real Estate: 1.4%
61,190	SBA Communications Corp.	17,572,544	1.4

	Total Common Stock
	(Cost $836,366,574)	1,250,240,549	98.2

SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
19,894,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $19,894,000)	19,894,000	1.6

	Total Short-Term Investments
	(Cost $19,894,000)	19,894,000	1.6

	Total Investments in Securities (Cost $856,260,574)	$1,270,134,549	99.8
	Assets in Excess of Other Liabilities	2,010,342	0.2
	Net Assets	$1,272,144,891	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2020.

11

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Communication Services: 8.7%
87,346	Activision Blizzard, Inc.	$6,942,260	1.0
311,087	Comcast Corp. – Class A	15,629,011	2.3
377,251	Interpublic Group of Cos., Inc.	8,405,152	1.2
221,201	ViacomCBS, Inc. - Class B	7,803,971	1.1
142,828	Walt Disney Co.	21,139,973	3.1
		59,920,367	8.7

	Consumer Discretionary: 7.3%
43,854	Best Buy Co., Inc.	4,771,315	0.7
62,257	Darden Restaurants, Inc.	6,722,511	1.0
51,799	Expedia Group, Inc.	6,448,458	0.9
97,564	Hasbro, Inc.	9,076,379	1.3
189,964	Las Vegas Sands Corp.	10,582,894	1.6
46,690	Nike, Inc. - Class B	6,289,143	0.9
131,772	Service Corp. International	6,409,390	0.9
		50,300,090	7.3

	Consumer Staples: 8.2%
199,040	Coca-Cola Co.	10,270,464	1.5
40,637	Constellation Brands, Inc.	8,364,720	1.2
185,948	Philip Morris International, Inc.	14,085,561	2.1
111,163	Sysco Corp.	7,924,810	1.2
99,286	Walmart, Inc.	15,169,908	2.2
		55,815,463	8.2

	Energy: 4.6%
178,171	BP PLC ADR	3,485,025	0.5
132,554	Chevron Corp.	11,556,057	1.7
91,756	Concho Resources, Inc./Midland TX	5,274,135	0.8
141,930	Diamondback Energy, Inc.	5,671,523	0.8
100,730	Valero Energy Corp.	5,416,252	0.8
		31,402,992	4.6

	Financials: 19.2%
321,579	American International Group, Inc.	12,361,497	1.8
193,757	Apollo Global Management, Inc.	8,451,680	1.2
52,253	Assurant, Inc.	6,746,907	1.0
511,048	Bank of America Corp.	14,391,112	2.1
285,996	Citigroup, Inc.	15,749,800	2.3
132,003	Discover Financial Services	10,054,668	1.5
56,469	Goldman Sachs Group, Inc.	13,020,622	1.9
275,256	Hartford Financial Services Group, Inc.	12,166,315	1.8
75,623	Intercontinental Exchange, Inc.	7,978,983	1.2
323,591	SLM Corp.	3,433,300	0.5
269,187	Truist Financial Corp.	12,495,661	1.8
338,432	US Bancorp	14,623,647	2.1
		131,474,192	19.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 13.7%
105,461 (1)	Alcon, Inc.	$6,772,705	1.0
4,505 (1)	Biogen, Inc.	1,081,966	0.2
231,267	Bristol-Myers Squibb Co.	14,431,061	2.1
41,136	Cigna Corp.	8,603,183	1.3
139,603	Johnson & Johnson	20,197,762	2.9
158,465	Medtronic PLC	18,017,470	2.6
20,069	Thermo Fisher Scientific, Inc.	9,331,684	1.4
20,708	UnitedHealth Group, Inc.	6,964,929	1.0
54,911	Zimmer Biomet Holdings, Inc.	8,188,328	1.2
		93,589,088	13.7

	Industrials: 13.1%
36,890	Cummins, Inc.	8,527,861	1.2
60,516	L3Harris Technologies, Inc.	11,618,467	1.7
71,034	Norfolk Southern Corp.	16,836,479	2.4
30,228	Old Dominion Freight Line	6,147,166	0.9
48,678	Parker Hannifin Corp.	13,009,682	1.9
236,379	Raytheon Technologies Corp.	16,953,102	2.5
98,961	Timken Co.	7,267,696	1.1
41,213 (1)	United Rentals, Inc.	9,354,527	1.4
		89,714,980	13.1

	Information Technology: 9.4%
7,502 (1)	Adobe, Inc.	3,589,482	0.5
27,636	Broadcom, Inc.	11,098,065	1.6
121,852 (1)	Fiserv, Inc.	14,034,913	2.0
372,818	HP, Inc.	8,175,899	1.2
58,180	MKS Instruments, Inc.	8,027,676	1.2
58,897	Motorola Solutions, Inc.	10,102,603	1.5
58,921	NXP Semiconductor NV - NXPI - US	9,334,265	1.4
		64,362,903	9.4

	Materials: 5.0%
28,934	Air Products & Chemicals, Inc.	8,105,571	1.2
228,005	CF Industries Holdings, Inc.	8,504,586	1.2
97,800	Eastman Chemical Co.	9,525,720	1.4
69,091	Reliance Steel & Aluminum Co.	8,138,920	1.2
		34,274,797	5.0

	Real Estate: 4.4%
132,504	American Homes 4 Rent	3,805,515	0.6
203,646	MGM Growth Properties LLC	6,225,458	0.9
76,865	ProLogis, Inc.	7,690,343	1.1
117,651	Spirit Realty Capital, Inc.	4,334,263	0.6
1,125,313	VEREIT, Inc.	7,978,469	1.2
		30,034,048	4.4

	Utilities: 5.6%
50,793	Ameren Corp.	3,950,680	0.6
81,714	Entergy Corp.	8,894,569	1.3
217,124	Exelon Corp.	8,917,283	1.3

12

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
144,878	NextEra Energy, Inc.	$10,661,572	1.5
104,576	Public Service Enterprise Group, Inc.	6,094,689	0.9
		38,518,793	5.6

	Total Common Stock
	(Cost $559,627,247)	679,407,713	99.2

SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
258,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $258,000)	258,000	0.0

	Total Short-Term Investments
	(Cost $258,000)	258,000	0.0

	Total Investments in Securities (Cost $559,885,247)	$679,665,713	99.2
	Assets in Excess of Other Liabilities	5,313,887	0.8
	Net Assets	$684,979,600	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2020.

13

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 6.3%
210,488 (1)	Altice USA, Inc.	$7,139,753	0.7
60,487	Nexstar Media Group, Inc.	6,366,257	0.6
251,881 (1)	Snap, Inc.	11,188,554	1.1
94,932 (1)	Spotify Technology SA	27,660,337	2.6
75,663 (1)	Take-Two Interactive Software, Inc.	13,657,928	1.3
		66,012,829	6.3

	Consumer Discretionary: 10.6%
53,560 (1)	Burlington Stores, Inc.	11,705,002	1.1
112,574	Darden Restaurants, Inc.	12,155,741	1.2
25,307	Domino's Pizza, Inc.	9,934,769	1.0
44,824	Expedia Group, Inc.	5,580,140	0.5
128,836 (1)	Five Below, Inc.	20,149,950	1.9
21,098 (1)	Lululemon Athletica, Inc.	7,810,902	0.7
50,891 (1)	O'Reilly Automotive, Inc.	22,516,214	2.2
64,375 (1)	Peloton Interactive, Inc.	7,490,031	0.7
127,999	Ross Stores, Inc.	13,762,452	1.3
		111,105,201	10.6

	Consumer Staples: 3.5%
161,831	Church & Dwight Co., Inc.	14,203,907	1.4
105,918	Constellation Brands, Inc.	21,802,161	2.1
		36,006,068	3.5

	Financials: 3.7%
63,721	LPL Financial Holdings, Inc.	5,783,955	0.6
52,723	MSCI, Inc. - Class A	21,585,851	2.1
125,156	Progressive Corp.	10,902,339	1.0
		38,272,145	3.7

	Health Care: 21.8%
114,356	Agilent Technologies, Inc.	13,368,217	1.3
52,627 (1)	Align Technology, Inc.	25,328,849	2.4
71,742 (1)	Amedisys, Inc.	17,561,724	1.7
135,713 (1)	BioMarin Pharmaceutical, Inc.	10,680,613	1.0
64,112 (1)	Charles River Laboratories International, Inc.	15,035,546	1.4
191,490 (1)	Exact Sciences Corp.	23,181,780	2.2
158,351 (1)	HealthEquity, Inc.	11,352,183	1.1
295,439 (1)	Horizon Therapeutics Plc	20,807,769	2.0
80,267 (1)	Nevro Corp.	12,943,054	1.2
108,705 (1)	Novocure Ltd.	13,658,783	1.3
145,482 (1)	PRA Health Sciences, Inc.	16,323,080	1.6
49,249 (1)	Seagen, Inc.	8,387,597	0.8
119,406 (1)	Tandem Diabetes Care, Inc.	11,209,835	1.1
40,164	Teleflex, Inc.	15,372,771	1.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
44,921 (1)	Veeva Systems, Inc.	$12,437,277	1.2
		227,649,078	21.8

	Industrials: 12.7%
173,417	Ametek, Inc.	20,555,117	2.0
29,307 (1)	CoStar Group, Inc.	26,686,075	2.5
90,936	Hubbell, Inc.	14,694,348	1.4
53,667	IDEX Corp.	10,365,781	1.0
426,551	Quanta Services, Inc.	29,150,495	2.8
32,709	Roper Technologies, Inc.	13,966,743	1.3
167,729	Waste Connections, Inc.	17,440,462	1.7
		132,859,021	12.7

	Information Technology: 35.9%
234,525 (1)	Anaplan, Inc.	16,414,405	1.6
107,060 (1)	Aspen Technology, Inc.	14,394,217	1.4
50,651 (1)	Autodesk, Inc.	14,193,930	1.4
158,891	Booz Allen Hamilton Holding Corp.	13,790,150	1.3
160,910 (1)	Cadence Design Systems, Inc.	18,713,833	1.8
140,325	CDW Corp.	18,311,009	1.8
89,332 (1)	DocuSign, Inc.	20,356,976	1.9
261,244 (1)	Dynatrace, Inc.	9,932,497	1.0
189,593	Entegris, Inc.	17,560,104	1.7
71,342 (1),(2)	Everbridge, Inc.	9,056,154	0.9
39,960 (1)	Fair Isaac Corp.	18,892,289	1.8
121,142 (1)	Five9, Inc.	18,801,238	1.8
32,068 (1)	FleetCor Technologies, Inc.	8,504,754	0.8
89,163 (1)	Inphi Corp.	13,831,856	1.3
42,064	Lam Research Corp.	19,040,690	1.8
37,200	Monolithic Power Systems, Inc.	11,902,512	1.1
423	Motorola Solutions, Inc.	72,557	0.0
81,624	NXP Semiconductor NV - NXPI - US	12,930,874	1.2
89,068 (1)	Paylocity Holding Corp.	17,510,769	1.7
98,096 (1)	RingCentral, Inc.	29,139,417	2.8
80,970 (1)	Twilio, Inc.	25,917,687	2.5
61,879 (1)	Zebra Technologies Corp.	23,416,251	2.2
167,657 (1)	Zendesk, Inc.	22,382,210	2.1
		375,066,379	35.9

	Materials: 2.8%
64,225	Avery Dennison Corp.	9,591,361	0.9
129,050 (1)	Berry Global Group, Inc.	6,839,650	0.7
134,079 (1)	Crown Holdings, Inc.	12,636,946	1.2
		29,067,957	2.8

	Real Estate: 1.2%
208,431	Equity Lifestyle Properties, Inc.	12,211,972	1.2

	Total Common Stock
	(Cost $768,794,570)	1,028,250,650	98.5

14

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 0.9%
1,366,195 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 11/30/20, 0.12%, due 12/01/20 (Repurchase Amount $1,366,199, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,393,519, due 01/01/21-05/15/62)	$1,366,195	0.1
1,531,837 (3)	Citadel Securities LLC, Repurchase Agreement dated 11/30/20, 0.17%, due 12/01/20 (Repurchase Amount $1,531,844, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,562,932, due 12/03/20-05/15/50)	1,531,837	0.2
2,121,144 (3)	Citigroup, Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,121,150, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $2,163,567, due 08/01/35-12/01/50)	2,121,144	0.2
1,973,006 (3)	Daiwa Capital Markets, Repurchase Agreement dated 11/30/20, 0.11%, due 12/01/20 (Repurchase Amount $1,973,012, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,012,466, due 12/03/20-12/01/50)	1,973,006	0.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,121,144 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,121,150, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,163,567, due 12/08/20-12/01/50)	$2,121,144	0.2

	Total Repurchase Agreements
	(Cost $9,113,326)	9,113,326	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
16,469,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $16,469,000)	16,469,000	1.6

	Total Short-Term Investments
	(Cost $25,582,326)	25,582,326	2.5

	Total Investments in Securities (Cost $794,376,896)	$1,053,832,976	101.0
	Liabilities in Excess of Other Assets	(10,132,750)	(1.0)
	Net Assets	$1,043,700,226	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2020.

15

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Communication Services: 2.0%
5,700 (1)	AMC Networks, Inc.	$187,929	0.1
35	Cable One, Inc.	69,323	0.0
38,116	CenturyLink, Inc.	398,312	0.2
2,390 (1)	Discovery Communications, Inc. - Class C	57,408	0.0
1,995	Fox Corp. - Class A	57,536	0.0
1,737 (1)	GCI Liberty, Inc.	158,275	0.1
237 (1)	IAC/InterActiveCorp	33,652	0.0
6,440	Interpublic Group of Cos., Inc.	143,483	0.1
23,038 (1)	Liberty Media Corp. - Media C	962,528	0.5
2,821	New York Times Co.	121,049	0.1
7,969	News Corp - Class A	140,653	0.1
1,899	Omnicom Group	119,637	0.1
1,108 (1)	Take-Two Interactive Software, Inc.	200,005	0.1
22,800	TEGNA, Inc.	328,548	0.2
19,800	ViacomCBS, Inc. - Class B	698,544	0.4
		3,676,882	2.0

	Consumer Discretionary: 11.6%
842	Advance Auto Parts, Inc.	124,364	0.1
29,000 (1)	American Axle & Manufacturing Holdings, Inc.	230,840	0.1
157 (1)	Autozone, Inc.	178,611	0.1
7,663	Best Buy Co., Inc.	833,734	0.4
7,100	Big Lots, Inc.	366,857	0.2
13,800	Bloomin Brands, Inc.	241,500	0.1
9,285	BorgWarner, Inc.	360,722	0.2
6,000	Brinker International, Inc.	300,660	0.2
6,583	Brunswick Corp.	491,355	0.3
238 (1)	Burlington Stores, Inc.	52,013	0.0
18,758	Carter's, Inc.	1,669,275	0.9
7,600	Cooper Tire & Rubber Co.	301,948	0.2
7,100	Dick's Sporting Goods, Inc.	403,351	0.2
4,200 (2)	Dillards, Inc.	196,392	0.1
418	Domino's Pizza, Inc.	164,094	0.1
1,976	D.R. Horton, Inc.	147,212	0.1
7,200	eBay, Inc.	363,096	0.2
8,300	Foot Locker, Inc.	310,420	0.2
12,200	Gap, Inc.	255,712	0.1
1,539	Garmin Ltd.	179,694	0.1
7,668	Gentex Corp.	249,977	0.1
878	Genuine Parts Co.	86,369	0.0
16,700	Goodyear Tire & Rubber Co.	174,014	0.1
575 (1)	Grand Canyon Education, Inc.	47,995	0.0
38,100	Hanesbrands, Inc.	541,020	0.3
12,400	Harley-Davidson, Inc.	499,596	0.3
7,600	Kohl's Corp.	244,720	0.1
3,295	Lear Corp.	471,020	0.3
11,443	Lennar Corp. - Class A	868,066	0.5
3,746 (1)	LKQ Corp.	131,934	0.1
151 (1)	Lululemon Athletica, Inc.	55,903	0.0
18,000 (2)	Macy's, Inc.	183,780	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
7,100 (1)	Meritage Homes Corp.	$640,065	0.3
8,248 (1)	Mohawk Industries, Inc.	1,037,846	0.6
5,010	Newell Brands, Inc.	106,513	0.1
44 (1)	NVR, Inc.	175,876	0.1
11,800	ODP Corp./The	338,306	0.2
257 (1)	O'Reilly Automotive, Inc.	113,707	0.1
18,800 (1)	Perdoceo Education Corp.	213,192	0.1
683	Polaris, Inc.	65,568	0.0
465	Pool Corp.	160,941	0.1
14,930	Pulte Group, Inc.	651,396	0.4
21,060	PVH Corp.	1,674,059	0.9
9,300	Rent-A-Center, Inc.	314,526	0.2
26,690	Ross Stores, Inc.	2,869,709	1.6
1,383	Service Corp. International	67,269	0.0
5,500 (1)	Sleep Number Corp.	381,645	0.2
1,185	Tiffany & Co.	155,804	0.1
1,262	Tractor Supply Co.	177,702	0.1
335	Vail Resorts, Inc.	92,406	0.0
5,546	Whirlpool Corp.	1,079,307	0.6
766	Williams-Sonoma, Inc.	83,854	0.0
2,086	Yum China Holdings, Inc.	117,609	0.1
		21,243,544	11.6

	Consumer Staples: 3.5%
1,802	Campbell Soup Co.	90,136	0.0
1,137	Casey's General Stores, Inc.	206,570	0.1
9,766 (1)	Central Garden & Pet Co. - Class A - CENTA	360,268	0.2
1,664	Church & Dwight Co., Inc.	146,049	0.1
1,013	Clorox Co.	205,598	0.1
17,400	Conagra Brands, Inc.	636,144	0.3
11,800 (1)	Edgewell Personal Care Co.	410,050	0.2
3,867	Flowers Foods, Inc.	85,809	0.0
1,172	Hershey Co.	173,327	0.1
2,373 (2)	Hormel Foods Corp.	111,958	0.1
2,118	Ingredion, Inc.	163,404	0.1
6,058	JM Smucker Co.	709,998	0.4
1,842	Kellogg Co.	117,722	0.1
33,244	Kroger Co.	1,097,052	0.6
1,371	Lamb Weston Holdings, Inc.	99,233	0.1
686	McCormick & Co., Inc.	128,268	0.1
13,676	Molson Coors Beverage Co.	629,096	0.3
652 (1)	Post Holdings, Inc.	61,588	0.0
11,200	SpartanNash Co.	211,456	0.1
15,989 (1)	Sprouts Farmers Market, Inc.	338,487	0.2
7,725	Tyson Foods, Inc.	503,670	0.3
		6,485,883	3.5

	Energy: 0.7%
2,200	Arch Resources, Inc.	73,568	0.0
6,579	Cabot Oil & Gas Corp.	115,264	0.1
9,900	HollyFrontier Corp.	231,561	0.1
15,705	Marathon Petroleum Corp.	610,610	0.3
5,900	Valero Energy Corp.	317,243	0.2
		1,348,246	0.7

	Financials: 16.6%
133	Alleghany Corp.	76,502	0.0

16

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
6,200	Allstate Corp.	$634,570	0.3
22,900	Ally Financial, Inc.	678,985	0.4
6,947	Ameriprise Financial, Inc.	1,286,862	0.7
43,100	Annaly Capital Management, Inc.	344,800	0.2
3,933	Apollo Global Management, Inc.	171,558	0.1
3,219 (1)	Arch Capital Group Ltd.	103,636	0.1
1,217	Arthur J. Gallagher & Co.	140,454	0.1
23,200	Associated Banc-Corp.	355,424	0.2
467	Assurant, Inc.	60,299	0.0
8,900	Assured Guaranty Ltd.	268,157	0.1
40,338	Bank of NT Butterfield & Son Ltd.	1,277,101	0.7
3,288	Brown & Brown, Inc.	148,059	0.1
1,221	Cboe Global Markets, Inc.	111,502	0.1
1,261	Cincinnati Financial Corp.	96,277	0.1
29,773	CIT Group, Inc.	997,098	0.5
20,100	Citizens Financial Group, Inc.	656,466	0.4
26,800	CNO Financial Group, Inc.	570,304	0.3
7,800	Discover Financial Services	594,126	0.3
49,687	East West Bancorp, Inc.	2,122,629	1.2
3,231	Eaton Vance Corp.	216,412	0.1
9,900	Essent Group Ltd.	434,214	0.2
2,191	Everest Re Group Ltd.	498,080	0.3
442	Factset Research Systems, Inc.	147,522	0.1
5,000	Federal Agricultural Mortgage Corp.	338,500	0.2
32,883	Fidelity National Financial, Inc.	1,183,459	0.6
23,200	Fifth Third Bancorp	587,888	0.3
2,747	First American Financial Corp.	133,065	0.1
17,474	First Republic Bank	2,263,931	1.2
31,300 (1)	Genworth Financial, Inc.	142,102	0.1
1,103	Globe Life, Inc.	102,689	0.1
3,060	Hanover Insurance Group, Inc.	343,791	0.2
13,954	Hartford Financial Services Group, Inc.	616,767	0.3
771	Kemper Corp.	57,786	0.0
23,900	Keycorp	369,494	0.2
2,395	Lazard Ltd.	89,381	0.0
9,700	Lincoln National Corp.	458,034	0.3
986	LPL Financial Holdings, Inc.	89,499	0.1
175 (1)	Markel Corp.	170,420	0.1
259	MarketAxess Holdings, Inc.	139,648	0.1
31,500	MGIC Investment Corp.	376,740	0.2
481	MSCI, Inc. - Class A	196,931	0.1
908	Nasdaq, Inc.	116,215	0.1
27,100	Navient Corp.	253,927	0.1
533	Northern Trust Corp.	49,633	0.0
32,845	Old Republic International Corp.	588,582	0.3
52,500	Prospect Capital Corp.	280,350	0.2
725	Raymond James Financial, Inc.	65,939	0.0
34,100	Regions Financial Corp.	520,707	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
3,700	Reinsurance Group of America, Inc.	$426,536	0.2
794	RenaissanceRe Holdings Ltd.	130,724	0.1
32,198	SEI Investments Co.	1,698,445	0.9
15,300	Simmons First National Corp.	298,350	0.2
19,100	Sixth Street Specialty Lending, Inc.	393,651	0.2
196,322	SLM Corp.	2,082,976	1.1
13,073	State Street Corp.	921,385	0.5
1,858	T. Rowe Price Group, Inc.	266,456	0.1
16,900	Unum Group	375,687	0.2
18,700	Veritex Holdings, Inc.	405,603	0.2
53,423	Virtu Financial, Inc.	1,217,510	0.7
96	White Mountains Insurance Group Ltd.	92,160	0.1
383	Willis Towers Watson PLC	79,737	0.0
798	WR Berkley Corp.	51,974	0.0
14,200	Zions Bancorp NA	547,978	0.3
		30,515,687	16.6

	Health Care: 11.6%
30,172	Agilent Technologies, Inc.	3,527,107	1.9
9,926 (1)	Alexion Pharmaceuticals, Inc.	1,212,064	0.7
284 (1)	Amedisys, Inc.	69,520	0.0
3,507	AmerisourceBergen Corp.	361,607	0.2
10,507	Becton Dickinson & Co.	2,467,464	1.4
619 (1)	Bio-Rad Laboratories, Inc.	333,331	0.2
281	Bio-Techne Corp.	85,230	0.1
16,155	Cardinal Health, Inc.	881,901	0.5
1,987	Cerner Corp.	148,707	0.1
427 (1)	Charles River Laboratories International, Inc.	100,140	0.1
342	Chemed Corp.	163,562	0.1
283	Cooper Cos., Inc.	94,867	0.1
10,747 (1)	DaVita, Inc.	1,180,558	0.6
1,417	Encompass Health Corp.	114,182	0.1
1,310 (1)	Globus Medical, Inc.	78,705	0.0
2,700	HCA Healthcare, Inc.	405,297	0.2
2,667 (1)	Henry Schein, Inc.	171,515	0.1
796	Hill-Rom Holdings, Inc.	75,509	0.0
1,131 (1)	Hologic, Inc.	78,186	0.0
294 (1)	Idexx Laboratories, Inc.	135,528	0.1
494 (1)	Incyte Corp., Ltd.	41,763	0.0
8,727 (1)	Jazz Pharmaceuticals PLC	1,227,976	0.7
17,517 (1)	Laboratory Corp. of America Holdings	3,500,597	1.9
6,500 (1)	Lannett Co., Inc.	40,040	0.0
556 (1)	Masimo Corp.	141,496	0.1
6,451	McKesson Corp.	1,160,599	0.6
124 (1)	Mettler Toledo International, Inc.	142,605	0.1
387 (1)	Molina Healthcare, Inc.	78,998	0.0
563	PerkinElmer, Inc.	74,879	0.0
976	Perrigo Co. PLC	47,063	0.0
532 (1)	PRA Health Sciences, Inc.	59,690	0.0
1,056 (1),(2)	QIAGEN NV	50,963	0.0
1,585	Quest Diagnostics, Inc.	196,508	0.1

17

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
606	Resmed, Inc.	$127,018	0.1
16,900 (1)	Select Medical Holdings Corp.	407,290	0.2
845	STERIS Public Ltd. Co.	163,769	0.1
189	Teleflex, Inc.	72,340	0.0
3,100 (1)	United Therapeutics Corp.	411,184	0.2
4,996	Universal Health Services, Inc.	652,378	0.4
765 (1)	Varian Medical Systems, Inc.	133,095	0.1
308 (1)	Veeva Systems, Inc.	85,276	0.1
18,947 (1)	Viatris, Inc.	318,689	0.2
677 (1)	Waters Corp.	157,071	0.1
844	West Pharmaceutical Services, Inc.	232,235	0.1
512	Zimmer Biomet Holdings, Inc.	76,349	0.0
		21,284,851	11.6

	Industrials: 17.0%
31,500	ACCO Brands Corp.	241,290	0.1
447	Acuity Brands, Inc.	53,068	0.0
2,094 (1)	AECOM	108,658	0.1
59,026	Air Lease Corp.	2,158,581	1.2
1,103	Allegion Public Ltd.	125,786	0.1
12,631	Allison Transmission Holdings, Inc.	518,503	0.3
9,000 (2)	American Airlines Group, Inc.	127,170	0.1
989	Ametek, Inc.	117,226	0.1
3,173	AO Smith Corp.	178,672	0.1
10,800	Apogee Enterprises, Inc.	283,392	0.2
1,522	BWX Technologies, Inc.	86,571	0.0
855	Carlisle Cos., Inc.	123,830	0.1
9,734	Carrier Global Corp.	370,573	0.2
1,674	CH Robinson Worldwide, Inc.	157,306	0.1
352	Cintas Corp.	125,066	0.1
1,389 (1)	Copart, Inc.	160,360	0.1
1,020	CoreLogic, Inc.	79,050	0.0
164 (1)	CoStar Group, Inc.	149,333	0.1
5,356	Cummins, Inc.	1,238,146	0.7
4,135	Curtiss-Wright Corp.	476,600	0.3
2,092	Donaldson Co., Inc.	111,378	0.1
1,036	Dover Corp.	126,423	0.1
23,828	EMCOR Group, Inc.	2,053,497	1.1
3,069	Expeditors International Washington, Inc.	274,277	0.2
4,618	Fastenal Co.	228,360	0.1
1,832	Fortune Brands Home & Security, Inc.	152,972	0.1
1,262 (1)	FTI Consulting, Inc.	132,535	0.1
943 (1)	Generac Holdings, Inc.	203,311	0.1
2,576	Graco, Inc.	174,498	0.1
10,300	Hawaiian Holdings, Inc.	208,678	0.1
1,603 (1)	HD Supply Holdings, Inc.	89,415	0.0
34,216	Hexcel Corp.	1,694,376	0.9
1,098	Hubbell, Inc.	177,426	0.1
4,961	Huntington Ingalls Industries, Inc.	794,703	0.4
1,298 (1)	IAA, Inc.	77,776	0.0
2,633	IDEX Corp.	508,564	0.3
816	IHS Markit Ltd.	81,159	0.0
41,400	Interface, Inc.	345,483	0.2
1,150	ITT, Inc.	83,524	0.0
26,731	Jacobs Engineering Group, Inc.	2,882,671	1.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
2,020	JB Hunt Transport Services, Inc.	$273,266	0.1
29,800 (1)	JetBlue Airways Corp.	449,682	0.2
5,137	Johnson Controls International plc	236,507	0.1
993	Kansas City Southern	184,867	0.1
3,710	Knight-Swift Transportation Holdings, Inc.	153,186	0.1
1,407	Landstar System, Inc.	184,908	0.1
205	Lennox International, Inc.	59,005	0.0
1,438	Lincoln Electric Holdings, Inc.	165,370	0.1
6,243	Manpowergroup, Inc.	540,956	0.3
4,590	Masco Corp.	246,345	0.1
12,400 (1)	Meritor, Inc.	327,360	0.2
582	MSA Safety, Inc.	86,974	0.0
1,695	MSC Industrial Direct Co.	141,227	0.1
534	Nordson Corp.	108,835	0.1
949	Old Dominion Freight Line	192,989	0.1
9,987	Oshkosh Corp.	803,953	0.4
1,906	Otis Worldwide Corp.	127,588	0.1
7,232	Owens Corning, Inc.	526,996	0.3
2,856	Paccar, Inc.	248,643	0.1
607	Parker Hannifin Corp.	162,227	0.1
1,935	Pentair PLC	100,272	0.1
2,023	Quanta Services, Inc.	138,252	0.1
4,892	Regal Beloit Corp.	582,344	0.3
851	Republic Services, Inc.	82,309	0.0
2,656	Robert Half International, Inc.	170,462	0.1
841	Rockwell Automation, Inc.	214,926	0.1
3,969	Roper Technologies, Inc.	1,694,763	0.9
3,513	Schneider National, Inc.	73,422	0.0
4,900	Skywest, Inc.	210,357	0.1
4,616	Snap-On, Inc.	811,724	0.4
1,995	Southwest Airlines Co.	92,448	0.1
5,400	Spirit Aerosystems Holdings, Inc.	183,600	0.1
560	Stanley Black & Decker, Inc.	103,214	0.1
240 (1)	Teledyne Technologies, Inc.	90,706	0.1
8,500	Textron, Inc.	383,350	0.2
7,700	Timken Co.	565,488	0.3
1,330	Trane Technologies PLC	194,499	0.1
871	TransUnion	79,339	0.0
816 (1)	Trex Co., Inc.	61,053	0.0
12,400	Trinity Industries, Inc.	283,340	0.2
7,800 (1)	United Airlines Holdings, Inc.	351,390	0.2
3,226 (1)	United Rentals, Inc.	732,237	0.4
478	Valmont Industries, Inc.	77,904	0.0
436	Verisk Analytics, Inc.	86,463	0.0
13,500	Wabash National Corp.	238,680	0.1
833	Watsco, Inc.	189,391	0.1
8,753	Westinghouse Air Brake Technologies Corp.	641,595	0.4
554	WW Grainger, Inc.	231,738	0.1
980	Xylem, Inc.	94,051	0.1
		31,260,408	17.0

18

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 16.0%
863 (1)	Akamai Technologies, Inc.	$89,329	0.0
12,720	Amdocs Ltd.	837,103	0.5
27,300 (1)	Amkor Technology, Inc.	402,402	0.2
790	Amphenol Corp.	103,340	0.1
448 (1)	ANSYS, Inc.	151,451	0.1
209 (1)	Arista Networks, Inc.	56,576	0.0
10,360 (1)	Arrow Electronics, Inc.	949,494	0.5
2,015	Avnet, Inc.	61,155	0.0
9,961 (1)	Black Knight, Inc.	912,627	0.5
1,805	Booz Allen Hamilton Holding Corp.	156,656	0.1
1,399	Broadridge Financial Solutions, Inc. ADR	205,485	0.1
361 (1)	CACI International, Inc.	85,662	0.0
1,700 (1)	Cadence Design Systems, Inc.	197,710	0.1
1,568	CDW Corp.	204,608	0.1
4,024 (1)	Ciena Corp.	180,275	0.1
1,295 (1)	Cirrus Logic, Inc.	103,729	0.1
1,657	Citrix Systems, Inc.	205,335	0.1
1,528	Cognex Corp.	114,814	0.1
2,297	Corning, Inc.	85,954	0.0
7,000 (1)	Diodes, Inc.	475,720	0.3
1,166	Dolby Laboratories, Inc.	103,133	0.1
16,300	DXC Technology Co.	357,133	0.2
8,700	Ebix, Inc.	295,887	0.2
1,443	Entegris, Inc.	133,651	0.1
575 (1)	EPAM Systems, Inc.	185,340	0.1
26,248 (1)	Euronet Worldwide, Inc.	3,528,781	1.9
3,731 (1)	F5 Networks, Inc.	607,444	0.3
193 (1)	Fair Isaac Corp.	91,247	0.1
201 (1)	FleetCor Technologies, Inc.	53,307	0.0
1,182	Flir Systems, Inc.	45,200	0.0
658 (1)	Fortinet, Inc.	81,085	0.0
65,840	Genpact Ltd.	2,676,396	1.5
747 (1)	GoDaddy, Inc.	59,416	0.0
30,138	Hewlett Packard Enterprise Co.	332,723	0.2
46,202	HP, Inc.	1,013,210	0.6
5,600 (1)	j2 Global, Inc.	501,816	0.3
15,172	Jabil, Inc.	579,874	0.3
1,121	Jack Henry & Associates, Inc.	180,324	0.1
21,482	Juniper Networks, Inc.	467,663	0.3
29,810 (1)	Keysight Technologies, Inc.	3,578,392	1.9
312	KLA Corp.	78,615	0.0
1,500	Lam Research Corp.	678,990	0.4
2,137	Leidos Holdings, Inc.	215,196	0.1
1,912	Marvell Technology Group Ltd.	88,506	0.0
2,702	Maxim Integrated Products	224,374	0.1
8,600	Methode Electronics, Inc.	301,172	0.2
569	Monolithic Power Systems, Inc.	182,057	0.1
487	Motorola Solutions, Inc.	83,535	0.0
1,803	National Instruments Corp.	67,486	0.0
2,363	NetApp, Inc.	125,972	0.1
16,139	NortonLifeLock, Inc.	294,214	0.2
2,726 (1),(2)	Nuance Communications, Inc.	117,572	0.1
1,146	Paychex, Inc.	106,750	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
138 (1)	Paycom Software, Inc.	$57,557	0.0
1,113 (1)	Qorvo, Inc.	174,385	0.1
8,400 (1)	Sanmina Corp.	267,246	0.1
1,772	Science Applications International Corp.	163,981	0.1
14,100	Seagate Technology	829,221	0.5
2,854	Skyworks Solutions, Inc.	402,899	0.2
1,086	SS&C Technologies Holdings, Inc.	74,815	0.0
4,328	SYNNEX Corp.	693,822	0.4
832 (1)	Synopsys, Inc.	189,280	0.1
2,294	Teradyne, Inc.	253,120	0.1
1,087 (1)	Trimble, Inc.	65,079	0.0
392 (1)	Tyler Technologies, Inc.	167,619	0.1
580 (1)	VeriSign, Inc.	116,418	0.1
37,794	Western Union Co.	852,633	0.5
11,200	Xerox Holdings Corp.	245,168	0.1
11,341	Xilinx, Inc.	1,650,683	0.9
356 (1)	Zebra Technologies Corp.	134,717	0.1
		29,354,529	16.0

	Materials: 6.2%
16,255	Albemarle Corp.	2,210,192	1.2
838	Aptargroup, Inc.	105,856	0.1
886	Avery Dennison Corp.	132,315	0.1
1,359	Ball Corp.	130,478	0.1
6,500 (1)	Berry Global Group, Inc.	344,500	0.2
7,100	Cabot Corp.	294,011	0.2
4,489	Celanese Corp. - Series A	580,562	0.3
2,090 (1)	Crown Holdings, Inc.	196,983	0.1
6,871	Eastman Chemical Co.	669,235	0.4
910	FMC Corp.	105,569	0.1
7,691	Graphic Packaging Holding Co.	117,826	0.1
19,200	Huntsman Corp.	475,584	0.3
7,600 (1)	Ingevity Corp.	506,008	0.3
636 (2)	International Flavors & Fragrances, Inc.	71,296	0.0
13,333	International Paper Co.	659,717	0.4
14,700	Kronos Worldwide, Inc.	202,125	0.1
8,754	LyondellBasell Industries NV - Class A	744,965	0.4
309	Martin Marietta Materials, Inc.	82,080	0.0
178	NewMarket Corp.	65,817	0.0
3,381	Nucor Corp.	181,560	0.1
17,900	O-I Glass, Inc.	202,628	0.1
1,971	Packaging Corp. of America	256,230	0.1
821	PPG Industries, Inc.	120,498	0.1
7,565	Reliance Steel & Aluminum Co.	891,157	0.5
474	Royal Gold, Inc.	52,363	0.0
1,582	RPM International, Inc.	139,232	0.1
7,800	Schweitzer-Mauduit International, Inc.	271,284	0.1
1,367	Scotts Miracle-Gro Co.	240,278	0.1
18,545	Silgan Holdings, Inc.	626,821	0.3
980	Sonoco Products Co.	56,899	0.0
14,878	Steel Dynamics, Inc.	538,732	0.3
429	Vulcan Materials Co.	59,910	0.0
2,042	WestRock Co.	86,193	0.0
		11,418,904	6.2

19

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 9.8%
13,015	Alexandria Real Estate Equities, Inc.	$2,130,946	1.2
2,284	Apartment Investment and Management Co.	69,319	0.0
4,990 (2)	Ashford Hospitality Trust, Inc.	13,223	0.0
320	AvalonBay Communities, Inc.	53,309	0.0
24,200	Brandywine Realty Trust	269,346	0.1
15,900	Brixmor Property Group, Inc.	242,793	0.1
467	Camden Property Trust	46,154	0.0
52,623 (1)	CBRE Group, Inc.	3,217,370	1.8
420	Coresite Realty Corp.	52,664	0.0
18,700	Diversified Healthcare Trust	82,467	0.0
3,072	Duke Realty Corp.	116,920	0.1
3,821	Equinix, Inc.	2,666,256	1.5
5,569	Equity Commonwealth	147,634	0.1
1,631	Equity Lifestyle Properties, Inc.	95,560	0.1
1,032	Equity Residential	59,773	0.0
193	Essex Property Trust, Inc.	47,455	0.0
660	Extra Space Storage, Inc.	74,402	0.0
2,454	First Industrial Realty Trust, Inc.	102,774	0.1
32,300	Franklin Street Properties Corp.	149,872	0.1
6,763	Gaming and Leisure Properties, Inc.	280,935	0.2
19,942	Host Hotels & Resorts, Inc.	279,786	0.2
12,500	Industrial Logistics Properties Trust	271,625	0.1
19,900	Iron Mountain, Inc.	547,250	0.3
447	Jones Lang LaSalle, Inc.	59,134	0.0
895	Lamar Advertising Co.	71,251	0.0
20,500	Lexington Realty Trust	209,305	0.1
853	Life Storage, Inc.	93,591	0.0
2,495	Medical Properties Trust, Inc.	48,403	0.0
21,329	Mid-America Apartment Communities, Inc.	2,690,867	1.5
6,900	Office Properties Income Trust	157,665	0.1
9,200	Omega Healthcare Investors, Inc.	324,024	0.2
16,200	Outfront Media, Inc.	306,828	0.2
16,600	Paramount Group, Inc.	153,550	0.1
10,600	Park Hotels & Resorts, Inc.	172,992	0.1
21,400	Piedmont Office Realty Trust, Inc.	334,482	0.2
16,600	Preferred Apartment Communities, Inc.	129,646	0.1
59	Retail Value, Inc.	909	0.0
17,700	RLJ Lodging Trust	218,241	0.1
14,200	Service Properties Trust	168,412	0.1
21,500	SITE Centers Corp.	216,935	0.1
19,000	Summit Hotel Properties, Inc.	165,110	0.1
14,300	Uniti Group, Inc.	147,004	0.1
7,600	Ventas, Inc.	364,116	0.2
76,100	VEREIT, Inc.	539,549	0.3
2,542	Vornado Realty Trust	98,909	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
13,700	Xenia Hotels & Resorts, Inc.	$193,033	0.1
		17,881,789	9.8

	Utilities: 3.6%
6,078	AES Corp.	124,234	0.1
1,906	Alliant Energy Corp.	100,256	0.1
1,773	Ameren Corp.	137,904	0.1
753	American Water Works Co., Inc.	115,495	0.1
886	Atmos Energy Corp.	84,959	0.0
2,112	CMS Energy Corp.	129,972	0.1
1,346	Consolidated Edison, Inc.	102,633	0.1
710	DTE Energy Co.	89,325	0.0
4,414	Edison International	270,843	0.1
1,451	Entergy Corp.	157,941	0.1
1,304	Essential Utilities, Inc.	59,045	0.0
2,932	Evergy, Inc.	162,462	0.1
1,091	Eversource Energy	95,473	0.1
15,300	Exelon Corp.	628,371	0.3
12,121	FirstEnergy Corp.	321,934	0.2
1,917	Hawaiian Electric Industries	68,686	0.0
667	Idacorp, Inc.	60,417	0.0
22,577	MDU Resources Group, Inc.	563,070	0.3
10,980	National Fuel Gas Co.	452,047	0.2
4,390	NiSource, Inc.	106,238	0.1
18,706	NRG Energy, Inc.	612,622	0.3
1,901	OGE Energy Corp.	61,573	0.0
936	Pinnacle West Capital Corp.	76,612	0.0
32,180	PPL Corp.	914,556	0.5
1,947	Public Service Enterprise Group, Inc.	113,471	0.1
35,709	Vistra Corp.	667,044	0.4
1,246	WEC Energy Group, Inc.	118,308	0.1
1,562	Xcel Energy, Inc.	105,216	0.1
		6,500,707	3.6

	Total Common Stock
	(Cost $158,703,035)	180,971,430	98.6

EXCHANGE-TRADED FUNDS: 0.2%
4,533	iShares Russell Midcap Index Fund	297,863	0.2

	Total Exchange-Traded Funds
	(Cost $282,724)	297,863	0.2

	Total Long-Term Investments
	(Cost $158,985,759)	181,269,293	98.8

20

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 0.5%
919,899 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $919,902, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $938,297, due 12/08/20-12/01/50)
	(Cost $919,899)	$919,899	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
2,073,199 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $2,073,199)	2,073,199	1.1

	Total Short-Term Investments
	(Cost $2,993,098)	2,993,098	1.6

	Total Investments in Securities (Cost $161,978,857)	$184,262,391	100.4
	Liabilities in Excess of Other Assets	(722,439)	(0.4)
	Net Assets	$183,539,952	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2020.

21

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.9%
	Communication Services: 1.1%
53,780 (1)	QuinStreet, Inc.	$959,704	0.4
125,982 (1)	Vonage Holdings Corp.	1,620,129	0.7
		2,579,833	1.1

	Consumer Discretionary: 18.1%
24,243	Aaron's Holdings Co., Inc.	1,525,612	0.6
65,573 (1)	Caesars Entertainment, Inc.	4,466,833	1.9
9,352 (1)	Deckers Outdoor Corp.	2,380,926	1.0
47,593 (1),(2)	Fisker, Inc.	922,352	0.4
29,571 (1),(2)	GrowGeneration Corp.	1,040,012	0.4
13,575 (1)	Helen of Troy Ltd.	2,742,014	1.2
47,767	Kohl's Corp.	1,538,097	0.6
33,649	Kontoor Brands, Inc.	1,402,154	0.6
18,713	LCI Industries	2,353,721	1.0
6,594	Lithia Motors, Inc.	1,907,644	0.8
46,578 (1)	LKQ Corp.	1,640,477	0.7
19,475	Marriott Vacations Worldwide Corp.	2,479,752	1.0
13,042	Murphy USA, Inc.	1,671,984	0.7
41,787 (1)	National Vision Holdings, Inc.	1,788,902	0.8
18,410 (1)	Ollie's Bargain Outlet Holdings, Inc.	1,621,185	0.7
20,028 (1)	Planet Fitness, Inc.	1,461,043	0.6
58,385 (1)	RealReal, Inc./The	808,632	0.3
3,913 (1)	RH	1,773,215	0.7
42,836	Steven Madden Ltd.	1,348,049	0.6
47,488 (1)	Stoneridge, Inc.	1,275,528	0.5
22,788	Strategic Education, Inc.	2,139,565	0.9
30,001	Texas Roadhouse, Inc.	2,274,076	1.0
6,303	Wingstop, Inc.	802,435	0.3
36,827	Winnebago Industries	1,949,253	0.8
		43,313,461	18.1

	Consumer Staples: 1.3%
32,056 (1)	Performance Food Group Co.	1,390,589	0.6
122,805	Primo Water Corp.	1,845,759	0.7
		3,236,348	1.3

	Financials: 4.6%
32,487	Cowen, Inc.	778,388	0.3
12,113 (1)	Palomar Holdings, Inc.	800,669	0.3
16,469	Primerica, Inc.	2,145,417	0.9
32,296	Prosperity Bancshares, Inc.	2,029,158	0.9
78,143 (1),(2)	Selectquote, Inc.	1,676,167	0.7
16,798	Signature Bank	1,884,568	0.8
61,036 (1)	StepStone Group, Inc.	1,655,296	0.7
		10,969,663	4.6

	Health Care: 29.7%
57,562 (1)	1Life Healthcare, Inc.	1,892,063	0.8
14,163 (1)	Addus HomeCare Corp.	1,405,678	0.6
80,982 (1),(2)	Aerie Pharmaceuticals, Inc.	1,004,987	0.4
33,911 (1),(2)	Akouos, Inc.	701,279	0.3
79,590 (1)	Amicus Therapeutics, Inc.	1,821,815	0.8

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
38,473 (1)	Applied Therapeutics, Inc.	$891,035	0.4
151,852 (1)	Ardelyx, Inc.	956,668	0.4
11,553 (1)	Arena Pharmaceuticals, Inc.	760,996	0.3
33,457 (1)	Arrowhead Pharmaceuticals, Inc.	2,092,066	0.9
49,005 (1)	AxoGen, Inc.	700,281	0.3
20,442 (1),(2)	Axonics Modulation Technologies, Inc.	897,199	0.4
19,017 (1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,691,562	0.7
21,320 (1)	Blueprint Medicines Corp.	2,304,266	1.0
44,595	Cantel Medical Corp.	2,650,281	1.1
29,686 (1),(2)	CryoPort, Inc.	1,444,224	0.6
57,883 (1)	Cymabay Therapeutics, Inc.	434,123	0.2
50,113 (1)	Dicerna Pharmaceuticals, Inc.	1,266,356	0.5
31,358	Encompass Health Corp.	2,526,828	1.1
93,256 (1)	Epizyme, Inc.	1,281,337	0.5
33,856 (1)	FibroGen, Inc.	1,398,591	0.6
58,867 (1)	G1 Therapeutics, Inc.	1,074,911	0.5
114,133 (1)	GenMark Diagnostics, Inc.	1,525,958	0.6
31,810 (1)	Globus Medical, Inc.	1,911,145	0.8
30,266 (1),(2)	Gossamer Bio, Inc.	267,551	0.1
21,808 (1)	Haemonetics Corp.	2,461,033	1.0
40,838 (1)	Halozyme Therapeutics, Inc.	1,596,766	0.7
40,922 (1)	HealthEquity, Inc.	2,933,698	1.2
58,474 (1)	Heron Therapeutics, Inc.	1,013,354	0.4
20,465	Hill-Rom Holdings, Inc.	1,941,310	0.8
62,480 (1)	HMS Holdings Corp.	1,963,122	0.8
48,709 (1)	Homology Medicines, Inc.	479,297	0.2
126,972 (1)	Immunogen, Inc.	691,997	0.3
45,792 (1)	Insmed, Inc.	1,786,346	0.8
24,425 (1)	Integer Holdings Corp.	1,760,798	0.7
24,014 (1)	Iovance Biotherapeutics, Inc.	931,983	0.4
26,918 (1)	Krystal Biotech, Inc.	1,478,875	0.6
31,455 (1)	Magellan Health, Inc.	2,486,518	1.0
11,349 (1)	Mirati Therapeutics, Inc.	2,699,360	1.1
68,722 (1)	NextCure, Inc.	695,467	0.3
20,158 (1)	Omnicell, Inc.	2,113,566	0.9
5,882 (1),(2)	Ontrak, Inc.	292,041	0.1
107,193 (1)	OraSure Technologies, Inc.	1,286,316	0.5
21,981 (1),(2)	ORIC Pharmaceuticals, Inc.	745,376	0.3
33,301 (1)	Poseida Therapeutics, Inc.	386,625	0.2
26,957 (1)	PTC Therapeutics, Inc.	1,686,699	0.7
37,354 (1)	RAPT Therapeutics, Inc.	809,461	0.3
4,055 (1)	Reata Pharmaceuticals, Inc.	619,401	0.3
33,223 (1),(2)	Rocket Pharmaceuticals, Inc.	1,028,584	0.4
22,002 (1),(2)	Stoke Therapeutics, Inc.	1,146,084	0.5
33,137 (1)	Syneos Health, Inc.	2,181,740	0.9

22

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
46,497 (1),(2)	UroGen Pharma Ltd.	$964,813	0.4
		71,081,830	29.7

	Industrials: 16.3%
31,704 (1)	ASGN, Inc.	2,478,619	1.0
28,624 (1)	AZEK Co., Inc./The	1,022,449	0.4
105,034 (1)	Builders FirstSource, Inc.	3,929,322	1.6
26,945 (1)	Casella Waste Systems, Inc.	1,621,550	0.7
40,678	Crane Co.	2,828,341	1.2
30,776	EMCOR Group, Inc.	2,652,276	1.1
8,090 (1)	FTI Consulting, Inc.	849,612	0.4
102,318 (1),(2)	FuelCell Energy, Inc.	1,043,644	0.4
27,283	John Bean Technologies Corp.	3,016,408	1.3
70,706	Marten Transport Ltd.	1,246,547	0.5
14,974	Regal Beloit Corp.	1,782,505	0.7
20,331	Simpson Manufacturing Co., Inc.	1,868,419	0.8
13,010 (1)	SiteOne Landscape Supply, Inc.	1,796,681	0.8
37,449	Skywest, Inc.	1,607,686	0.7
21,965	Tetra Tech, Inc.	2,619,326	1.1
26,274	UFP Industries, Inc.	1,409,600	0.6
9,639 (1)	Vicor Corp.	790,012	0.3
12,667	Watts Water Technologies, Inc.	1,483,939	0.6
76,865	Werner Enterprises, Inc.	3,073,831	1.3
16,308	Woodward, Inc.	1,823,724	0.8
		38,944,491	16.3

	Information Technology: 24.1%
80,299 (1)	ACI Worldwide, Inc.	2,616,141	1.1
39,874 (1)	Advanced Energy Industries, Inc.	3,846,246	1.6
6,648 (1)	Blackline, Inc.	817,039	0.3
8,886 (1)	CACI International, Inc.	2,108,559	0.9
52,079 (1)	Calix, Inc.	1,233,231	0.5
38,741	CSG Systems International, Inc.	1,680,585	0.7
41,020 (1)	Envestnet, Inc.	3,292,265	1.4
69,871	EVERTEC, Inc.	2,597,105	1.1
75,465 (1)	Grid Dynamics Holdings, Inc.	814,267	0.3
23,263 (1)	Itron, Inc.	1,828,705	0.8
47,589 (1)	j2 Global, Inc.	4,264,450	1.8
57,461 (1)	Lattice Semiconductor Corp.	2,404,743	1.0
17,647 (1)	LivePerson, Inc.	1,030,938	0.4
29,031 (1)	LiveRamp Holdings, Inc.	1,698,604	0.7
21,808 (1)	Lumentum Holdings, Inc.	1,883,775	0.8
46,433 (1)	Mimecast Ltd.	2,088,556	0.9
58,987 (1)	Onto Innovation, Inc.	2,607,815	1.1
18,228 (1)	Proofpoint, Inc.	1,886,416	0.8
18,639 (1)	Q2 Holdings, Inc.	2,113,104	0.9
13,675 (1)	Qualys, Inc.	1,299,262	0.5
35,967 (1)	RealPage, Inc.	2,481,363	1.0
69,611 (1)	Repay Holdings Corp.	1,679,713	0.7
19,148 (1)	SailPoint Technologies Holding, Inc.	891,531	0.4
25,273 (1)	Silicon Laboratories, Inc.	2,962,248	1.2
15,584 (1)	Sprout Social, Inc.	800,706	0.3
31,872 (1),(2)	SunPower Corp.	706,284	0.3
48,912 (1)	Super Micro Computer, Inc.	1,379,808	0.6
173,622 (1)	Verra Mobility Corp.	2,118,188	0.9

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
189,646 (1)	Viavi Solutions, Inc.	$2,568,755	1.1
		57,700,402	24.1

	Materials: 2.8%
55,679	Avient Corp.	2,035,067	0.8
25,258	Compass Minerals International, Inc.	1,577,615	0.7
16,170	Minerals Technologies, Inc.	981,034	0.4
30,832	Sensient Technologies Corp.	2,211,271	0.9
		6,804,987	2.8

	Real Estate: 1.9%
83,664	Acadia Realty Trust	1,188,029	0.5
11,419	EastGroup Properties, Inc.	1,556,752	0.7
29,996	QTS Realty Trust, Inc.	1,782,062	0.7
		4,526,843	1.9

	Total Common Stock
	(Cost $204,420,565)	239,157,858	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Repurchase Agreements: 4.4%
1,574,106 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 11/30/20, 0.12%, due 12/01/20 (Repurchase Amount $1,574,111, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,605,588, due 01/01/21-05/15/62)	1,574,106	0.7
1,764,958 (3)	Citadel Securities LLC, Repurchase Agreement dated 11/30/20, 0.17%, due 12/01/20 (Repurchase Amount $1,764,966, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,800,786, due 12/03/20-05/15/50)	1,764,958	0.7
2,273,382 (3)	Citigroup, Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,273,388, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $2,318,850, due 08/01/35-12/01/50)	2,273,382	1.0

23

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,443,997 (3)	MUFG Securities America Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,444,004, collateralized by various U.S. Government Agency Obligations, 2.219%-4.500%, Market Value plus accrued interest $2,492,877, due 07/01/37-07/01/49)	$2,443,997	1.0
2,443,997 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/20, 0.10%, due 12/01/20 (Repurchase Amount $2,444,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,492,877, due 12/08/20-12/01/50)	2,443,997	1.0

	Total Repurchase Agreements
	(Cost $10,500,440)	10,500,440	4.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,412,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $1,412,000)	1,412,000	0.6

	Total Short-Term Investments
	(Cost $11,912,440)	11,912,440	5.0

	Total Investments in Securities (Cost $216,333,005)	$251,070,298	104.9
	Liabilities in Excess of Other Assets	(11,636,924)	(4.9)
	Net Assets	$239,433,374	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of November 30, 2020.

24

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Communication Services: 5.7%
21,031	Activision Blizzard, Inc.	$ 1,671,544	0.8
89,627	AT&T, Inc.	2,576,776	1.2
135,167	CenturyLink, Inc.	1,412,495	0.6
57,289	Comcast Corp. – Class A	2,878,199	1.3
13,084	New York Times Co.	561,435	0.3
22,174	Telephone & Data Systems, Inc.	420,863	0.2
47,957	Verizon Communications, Inc.	2,897,082	1.3
		12,418,394	5.7

	Consumer Discretionary: 5.4%
7,628	Dollar General Corp.	1,667,328	0.8
28,363	eBay, Inc.	1,430,346	0.6
2,097	Garmin Ltd.	244,846	0.1
43,864	Gentex Corp.	1,429,966	0.6
4,545	Home Depot, Inc.	1,260,828	0.6
4,460	Pool Corp.	1,543,651	0.7
31,786	Service Corp. International	1,546,071	0.7
11,636	Target Corp.	2,089,011	1.0
4,617	Tractor Supply Co.	650,120	0.3
		11,862,167	5.4

	Consumer Staples: 8.1%
37,826	Altria Group, Inc.	1,506,610	0.7
33,688	Flowers Foods, Inc.	747,537	0.3
24,599	General Mills, Inc.	1,496,111	0.7
10,097	Hershey Co.	1,493,245	0.7
9,634	Kimberly-Clark Corp.	1,342,113	0.6
13,893	Mondelez International, Inc.	798,153	0.4
14,315	PepsiCo, Inc.	2,064,653	0.9
26,868	Philip Morris International, Inc.	2,035,251	0.9
25,112	Procter & Gamble Co.	3,487,303	1.6
15,237	Walgreens Boots Alliance, Inc.	579,158	0.3
14,951	Walmart, Inc.	2,284,363	1.0
		17,834,497	8.1

	Energy: 2.6%
20,863	Chevron Corp.	1,818,837	0.8
9,636	ConocoPhillips	381,200	0.2
149,439	Equitrans Midstream Corp.	1,219,422	0.5
61,401	Kinder Morgan, Inc.	882,947	0.4
69,034	Williams Cos., Inc.	1,448,333	0.7
		5,750,739	2.6

	Financials: 7.6%
10,692	Allstate Corp.	1,094,326	0.5
1,709	Blackrock, Inc.	1,193,480	0.5
3,040	Erie Indemnity Co.	685,854	0.3
2,170	Hanover Insurance Group, Inc.	243,799	0.1
16,059	Intercontinental Exchange, Inc.	1,694,385	0.8
17,581	JPMorgan Chase & Co.	2,072,448	0.9

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
3,138	MarketAxess Holdings, Inc.	$ 1,691,947	0.8
7,471	Mercury General Corp.	332,235	0.2
2,735	MSCI, Inc. - Class A	1,119,764	0.5
9,949	Nasdaq, Inc.	1,273,373	0.6
17,498	Progressive Corp.	1,524,251	0.7
5,125	S&P Global, Inc.	1,802,873	0.8
11,736	T. Rowe Price Group, Inc.	1,683,060	0.8
1,842	Travelers Cos, Inc.	238,815	0.1
		16,650,610	7.6

	Health Care: 15.0%
25,993	AbbVie, Inc.	2,718,348	1.2
14,547	AmerisourceBergen Corp.	1,499,941	0.7
9,169	Amgen, Inc.	2,035,885	0.9
1,161	Anthem, Inc.	361,675	0.2
19,682	Baxter International, Inc.	1,497,210	0.7
35,854	Bristol-Myers Squibb Co.	2,237,289	1.0
26,010	Cardinal Health, Inc.	1,419,886	0.6
20,308	Cerner Corp.	1,519,851	0.7
1,723	Chemed Corp.	824,025	0.4
14,083	Eli Lilly & Co.	2,051,189	0.9
28,545	Gilead Sciences, Inc.	1,731,825	0.8
1,120	Humana, Inc.	448,582	0.2
25,813	Johnson & Johnson	3,734,625	1.7
6,666	McKesson Corp.	1,199,280	0.5
13,344	Medtronic PLC	1,517,213	0.7
31,909	Merck & Co., Inc.	2,565,164	1.2
71,625	Pfizer, Inc.	2,743,954	1.3
2,932	UnitedHealth Group, Inc.	986,149	0.4
8,887 (1)	Viatris, Inc.	149,479	0.1
10,285	Zoetis, Inc.	1,649,508	0.8
		32,891,078	15.0

	Industrials: 8.8%
1,259	3M Co.	217,467	0.1
3,353	CH Robinson Worldwide, Inc.	315,081	0.1
12,399	CSX Corp.	1,116,530	0.5
5,396	Expeditors International Washington, Inc.	482,241	0.2
4,453	Fastenal Co.	220,201	0.1
3,610	Kansas City Southern	672,074	0.3
4,881	Knight-Swift Transportation Holdings, Inc.	201,536	0.1
4,739	Landstar System, Inc.	622,799	0.3
4,880	Lockheed Martin Corp.	1,781,200	0.8
4,035	MSC Industrial Direct Co.	336,196	0.2
1,958	Old Dominion Freight Line	398,179	0.2
14,986	Republic Services, Inc.	1,449,446	0.7
25,460	Rollins, Inc.	1,455,803	0.7
3,972	Roper Technologies, Inc.	1,696,044	0.8
7,380	United Parcel Service, Inc. - Class B	1,262,497	0.6
7,974	Verisk Analytics, Inc.	1,581,324	0.7
12,323	Waste Connections, Inc.	1,281,346	0.6
13,844	Waste Management, Inc.	1,649,236	0.7
5,804	Watsco, Inc.	1,319,597	0.6
28,480	Werner Enterprises, Inc.	1,138,915	0.5
		19,197,712	8.8

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 34.8%
9,574	Accenture PLC	$ 2,384,788	1.1
23,209	Amdocs Ltd.	1,527,384	0.7
15,132	Applied Materials, Inc.	1,248,087	0.6
12,524	Automatic Data Processing, Inc.	2,177,673	1.0
26,799	Avnet, Inc.	813,350	0.4
15,706	Booz Allen Hamilton Holding Corp.	1,363,124	0.6
10,555	Broadridge Financial Solutions, Inc. ADR	1,550,318	0.7
16,730	CDK Global, Inc.	801,367	0.4
7,195	CDW Corp.	938,876	0.4
60,355	Cisco Systems, Inc.	2,596,472	1.2
10,242	Citrix Systems, Inc.	1,269,189	0.6
21,915	Cognex Corp.	1,646,693	0.7
22,476	Cognizant Technology Solutions Corp.	1,756,050	0.8
18,910	Dolby Laboratories, Inc.	1,672,589	0.8
32,395	Genpact Ltd.	1,316,857	0.6
32,481	HP, Inc.	712,308	0.3
53,289	Intel Corp.	2,576,523	1.2
13,071	International Business Machines Corp.	1,614,530	0.7
5,617	Intuit, Inc.	1,977,296	0.9
7,322	Jack Henry & Associates, Inc.	1,177,817	0.5
57,040	Juniper Networks, Inc.	1,241,761	0.6
3,794	KLA Corp.	955,974	0.4
5,115	Mastercard, Inc. - Class A	1,721,249	0.8
12,282	MAXIMUS, Inc.	881,970	0.4
54,544	Microsoft Corp.	11,676,234	5.3
5,276	Monolithic Power Systems, Inc.	1,688,109	0.8
9,338	Motorola Solutions, Inc.	1,601,747	0.7
29,653	National Instruments Corp.	1,109,912	0.5
9,367	NetApp, Inc.	499,355	0.2
64,926	NortonLifeLock, Inc.	1,183,601	0.5
6,372	Nvidia Corp.	3,415,774	1.6
33,771	Oracle Corp.	1,949,262	0.9
19,084	Paychex, Inc.	1,777,675	0.8
10,989	Pegasystems, Inc.	1,438,240	0.7
18,647	Qualcomm, Inc.	2,744,279	1.3
25,885	Seagate Technology	1,522,297	0.7
22,652	SS&C Technologies Holdings, Inc.	1,560,496	0.7
70,130	Switch, Inc.	1,107,353	0.5
15,270	Texas Instruments, Inc.	2,462,288	1.1
6,171	Ubiquiti, Inc.	1,531,087	0.7
4,836	Visa, Inc. - Class A	1,017,253	0.5
13,995	Xilinx, Inc.	2,036,972	0.9
		76,244,179	34.8

	Materials: 3.7%
5,841	Air Products & Chemicals, Inc.	1,636,298	0.8
8,920	Aptargroup, Inc.	1,126,774	0.5
22,622	Commercial Metals Co.	450,404	0.2
1,928	NewMarket Corp.	712,897	0.3
12,402	Packaging Corp. of America	1,612,260	0.7
4,512	Reliance Steel & Aluminum Co.	531,514	0.3
2,821	Royal Gold, Inc.	311,636	0.1
3,904	Sensient Technologies Corp.	279,995	0.1
20,816	Silgan Holdings, Inc.	703,581	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
13,699	Sonoco Products Co.	$ 795,364	0.4
		8,160,723	3.7

	Real Estate: 1.1%
1,806	EastGroup Properties, Inc.	246,212	0.1
2,296	Equinix, Inc.	1,602,126	0.8
3,738	Equity Lifestyle Properties, Inc.	219,009	0.1
2,443	Life Storage, Inc.	268,046	0.1
		2,335,393	1.1

	Utilities: 4.8%
15,750	Ameren Corp.	1,225,035	0.6
10,301	American Water Works Co., Inc.	1,579,967	0.7
20,414	Duke Energy Corp.	1,891,561	0.9
20,862	Evergy, Inc.	1,155,963	0.5
31,262	Exelon Corp.	1,283,930	0.6
5,402	NorthWestern Corp.	313,316	0.1
4,097	ONE Gas, Inc.	324,400	0.1
7,068	PNM Resources, Inc.	347,110	0.1
14,023	Southern Co.	839,277	0.4
12,555	Spire, Inc.	803,018	0.4
31,428	Vistra Corp.	587,075	0.3
3,029	WEC Energy Group, Inc.	287,604	0.1
		10,638,256	4.8

	Total Common Stock
	(Cost $184,097,507)	213,983,748	97.6

EXCHANGE-TRADED FUNDS: 1.9%
20,675	iShares Russell 1000 ETF	4,222,455	1.9

	Total Exchange-Traded Funds
	(Cost $3,812,796)	4,222,455	1.9

	Total Long-Term Investments
	(Cost $187,910,303)	218,206,203	99.5

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
681,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $681,000)	681,000	0.3

	Total Short-Term Investments
	(Cost $681,000)	681,000	0.3

	Total Investments in Securities (Cost $188,591,303)	$ 218,887,203	99.8
	Assets in Excess of Other Liabilities	387,479	0.2
	Net Assets	$ 219,274,682	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2020.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: February 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: February 8, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 8, 2021